UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22310

ETF Managers Trust
 (Exact name of registrant as specified in charter)

30 Maple Street, Suite 2
Summit, NJ 07901
  (Address of principal executive offices)

U.S. Bank Global Fund Services, LLC
811 E Wisconsin Ave
Milwaukee, WI 53202
 (Name and address of agent for service)

(908)-897-0518
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2018

Date of reporting period: September 30, 2018

Item 1. Reports to Stockholders.

Annual Report
September 30, 2018

ETFMG Prime Junior Silver ETF
Ticker: SILJ

ETFMG Prime Cyber Security ETF
Ticker: HACK

ETFMG Prime Mobile Payments ETF
Ticker: IPAY

ETFMG Drone Economy Strategy ETF
Ticker: IFLY

ETFMG Video Game Tech ETF
Ticker: GAMR

The funds are a series of ETF Managers Trust.

ETFMG™ ETFs

September 30, 2018

ETFMG™ ETFs

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in these ETFs. We continue to strive to deliver thematic technology ETFs that focus on major areas of technological advancement in business and life. The following information pertains to the fiscal period from October 1, 2017 to September 30, 2018.

Performance Overview

During the 12-month period ended September 30, 2018, the S&P 500 Information Technology Sector Index, a broad measure of US listed technology companies, returned 31.49%. During the same period, the S&P Global 1200 Information Technology Sector Index, a broad measure of global technology companies, returned 24.92%. Below is a performance overview for each Fund for the same 12-month period. For all of the funds, the primary difference between fund returns and index returns were the expenses of the funds, which are not part of the indexes that each of the funds track.

ETFMG Prime Cyber Security ETF (HACK)

The ETFMG Prime Cyber Security ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Cyber Defense Index (the “Index”).

Over the period, the total return for the Fund was 33.16%, while the total return for the Index was 33.51%. The best performers in the Fund on the basis of contribution to return were Fortinet, CyberArk, and Splunk, while the worst performers were Symantec, Sophos Group, and Gigamon.

ETFMG Prime Junior Silver ETF (SILJ)

The ETFMG Prime Junior Silver ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Junior Silver Miners & Explorers Index (the “Index”).

Over the period, the total return for the Fund was -26.50%, while the total return for the Index was -26.35%. The best performers in the Fund on the basis of contribution to return were Arizona Mining, SilverCrest Metals, and Maya Gold & Silver, while the worst performers were Hecla Mining, Coeur Mining, and Hochschild Mining.

ETFMG Prime Mobile Payments ETF (IPAY)

The ETFMG Prime Mobile Payments ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Mobile Payments Index (the “Index”).

Over the period, the total return for the Fund was 31.62%, while the total return for the Index was 32.25%. The best performers in the Fund on the basis of contribution to return were Square, Wirecard, and Mastercard, while the worst performers were Cielo S.A., NCR Corporation, and Qiwi.

ETFMG Drone Economy Strategy ETF (IFLY)

The ETFMG Drone Economy Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Reality Shares Drone Index (the “Index”).

Over the period, the total return for the Fund was 9.03%, while the total return for the Index was 8.93%. The best performers in the Fund on the basis of contribution to return were Aeroenvironment, Boeing, and Nvidia, while the worst performers Parrot S.A., GoPro, and Ambarella.

ETFMG Video Game Tech ETF (GAMR)

The ETFMG Video Game Tech ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the EEFund Video Game Tech Index (the “Index”).

Over the period, the total return for the Fund was 8.38%, while the total return for the Index was 8.98%. The best performers in the Fund on the basis of contribution to return were Capcom, Glu Mobile, and Advanced Micro Devices, while the worst performers were Changyou, Razer Inc., and Rovio Entertainment.

You can find further details about GAMR, HACK, IFLY, IPAY and SILJ by visiting www.etfmgfunds.com, or by calling 1-844-ETF-MGRS.

Sincerely,

Samuel Masucci III
Chairman of the Board

Samuel Masucci III is a registered representative of ETFMG Financial, LLC.

ETFMG Prime Junior Silver ETF
Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended September 30, 2018	1 Year Return	5 Year Return	Since Inception (11/29/12)	Value of $10,000 (9/30/18)
ETFMG Prime Junior Silver ETF (NAV)	-26.50%	-5.19%	-12.83%	$4,485
ETFMG Prime Junior Silver ETF (Market)	-26.64%	-5.36%	-12.85%	$4,481
S&P 500 Index	17.91%	13.95%	15.62%	$23,329
Prime Junior Silver Miners & Explorers Index	-26.35%	-3.86%	-11.58%	$4,878

Total Fund Operating Expenses(1)				0.69%

(1) The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 29, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The index returns do not reflect fees or expenses and are not available for direct investment.

ETFMG Prime Junior Silver ETF

Top Ten Holdings* (Unaudited)
	Security	% of Total Investments
1	Pan American Silver Corp.	12.13%
2	Hochschild Mining PLC	12.12%
3	First Majestic Silver Corp.	11.97%
4	Hecla Mining Co.	11.44%
5	MAG Silver Corp.	4.60%
6	Yamana Gold, Inc.	4.51%
7	Coeur Mining, Inc.	4.27%
8	Silvercorp Metals, Inc.	3.93%
9	Hudbay Minerals, Inc.	3.69%
10	SSR Mining, Inc.	3.30%
Top Ten Holdings = 71.96% of Total Investments†
* Current portfolio holdings may not be indicative of future fund holdings.

ETFMG Prime Cyber Security ETF
Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended September 30, 2018	1 Year Return	Since Inception (11/11/14)	Value of $10,000 (9/30/18)
ETFMG Prime Cyber Security ETF (NAV)	33.16%	13.29%	$16,236
ETFMG Prime Cyber Security ETF (Market)	33.34%	13.32%	$16,253
S&P 500 Index	17.91%	11.91%	$15,481
Prime Cyber Defense Index	33.51%	15.08%	$15,659

Total Fund Operating Expenses[1]			0.60%

1. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 11, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The index returns do not reflect fees or expenses and are not available for direct investment.

ETFMG Prime Cyber Security ETF

Top Ten Holdings* (Unaudited)
	Security	% of Total Investments
1	Cisco Systems, Inc.	3.82%
2	Tenable Holdings, Inc.	3.74%
3	SailPoint Technologies Holding, Inc.	3.62%
4	Splunk, Inc.	3.38%
5	CyberArk Software Ltd.	3.31%
6	Science Applications International Corp.	3.25%
7	Symantec Corp.	3.25%
8	Fortinet, Inc.	3.25%
9	Proofpoint, Inc.	3.23%
10	Sophos Group PLC	3.20%
Top Ten Holdings = 34.04% of Total Investments
* Current portfolio holdings may not be indicative of future Fund holdings.

ETFMG Prime Mobile Payments ETF
Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended September 30, 2018	1 Year Return	Since Inception (7/15/15)	Value of $10,000 (9/30/18)
ETFMG Prime Mobile Payments ETF (NAV)	31.62%	18.48%	$17,235
ETFMG Prime Mobile Payments ETF (Market)	31.38%	18.52%	$17,255
S&P 500 Index	17.91%	12.93%	$14,776
Prime Mobile Payments Index	32.25%	19.25%	$17,593

Total Fund Operating Expenses[1]			0.75%

1. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on July 15, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The index returns do not reflect fees or expenses and are not available for direct investment.

ETFMG Prime Mobile Payments ETF

Top Ten Holdings* (Unaudited)
	Security	% of Total Investments
1	MasterCard, Inc.	5.36%
2	Visa, Inc.	5.35%
3	PayPal Holdings, Inc.	5.17%
4	American Express Co.	5.08%
5	Square, Inc.	4.99%
6	Fidelity National Information Services, Inc.	4.25%
7	Fiserv, Inc.	4.13%
8	Worldpay, Inc.	3.99%
9	Wirecard AG	3.68%
10	Discover Financial Services	3.38%
Top Ten Holdings 45.39% of Total Investments
* Current Fund holdings may not be indicative of future Fund holdings.

ETFMG Drone Economy Strategy ETF
Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended September 30, 2018	1 Year Return	Since Inception (3/8/2016)	Value of $10,000 (9/30/18)
ETMFG Drone Economy Strategy ETF (NAV)	9.03%	19.92%	$15,933
ETFMG Drone Economy Strategy ETF (Market)	8.80%	19.87%	$15,916
S&P 500 Index	17.91%	18.65%	$15,504
Reality Shares DroneTM Index	8.93%	19.28%	$15,717

Total Fund Operating Expenses[1]			0.75%

1. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on March 8, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The index returns do not reflect fees or expenses and are not available for direct investment.

ETFMG Drone Economy Strategy ETF

Top Ten Holdings* (Unaudited)
	Security	% of Total Investments
1	Aerovironment, Inc.	16.58%
2	Parrot SA	7.67%
3	Boeing Co.	3.60%
4	Ambarella, Inc.	2.77%
5	Kratos Defense & Security Solutions, Inc.	2.09%
6	Leonardo SpA	1.96%
7	Thales SA	1.87%
8	Honeywell International, Inc.	1.82%
9	L3 Technologies, Inc.	1.74%
10	BAE Systems PLC	1.67%
Top Ten Holdings =41.75% of Total Investments
* Current Fund holdings may not be indicative of future Fund holdings.

ETFMG Video Game Tech ETF
Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended September 30, 2018	1 Year Return	Since Inception (3/8/2016)	Value of $10,000 (9/30/18)
ETFMG Video Game Tech ETF (NAV)	8.38%	30.11%	$19,639
ETFMG Video Game Tech ETF (Market)	7.83%	29.91%	$19,561
S&P 500 Index	17.91%	18.65%	$15,504
EEFund Video Game Tech Index	8.98%	31.03%	$19,966

Total Fund Operating Expenses[1]			0.75%

1. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on March 8, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The index returns do not reflect fees or expenses and are not available for direct investment.

ETFMG Video Game Tech ETF

Top Ten Holdings* (Unaudited)
	Security	% of Total Investments
1	Glu Mobile, Inc.	2.73%
2	Advanced Micro Devices, Inc.	2.68%
3	NCSoft Corp.	2.54%
4	Take-Two Interactive Software, Inc.	2.51%
5	Activision Blizzard, Inc.	2.31%
6	Capcom Co., Ltd.	2.28%
7	GameStop Corp.	2.18%
8	Nintendo Co., Ltd.	2.14%
9	Ubisoft Entertainment SA	2.09%
10	Pearl Abyss Corp.	1.99%
Top Ten Holdings = 23.44% of Total Investments
* Current Fund holdings may not be indicative of future Fund holdings.

ETFMG™ ETFs

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

Past performance is not indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

SILJ

The ETFMG Prime Junior Silver ETF (the “Fund” or the “Junior Silver ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Junior Silver Miners & Explorers Index (the “Index”).

Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual issuer volatility than a diversified fund. Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds and risks associated with such countries or geographic regions may negatively affect a Fund. Investments in small capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The ETFMG Prime Junior Silver ETF is subject to risks associated with the worldwide price of silver and the costs of extraction and production. Worldwide silver prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of economic conditions, tax treatment, government regulation and intervention, and world events in the regions in which the companies operate. Several foreign countries have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be renationalized. The Fund invests in some economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. The Fund’s return may not match or achieve a high degree of correlation with the return of the Prime Junior Silver Miners & Explorers Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Prime Junior Silver Miners & Explorers Index. IOPV or indicative optimized portfolio value is an estimated intraday fair value of one share of an ETF determined by the last trade price of the fund’s underlying securities.

The Prime Junior Silver Miners & Explorers Index is designed to provide a benchmark for investors interested in tracking public, small-cap companies that are active in silver mining exploration and production industry. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The Index generally is comprised of 25-35 securities. An investment cannot be made directly in an index.

ETFMG™ ETFs

HACK

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Cyber Defense Index (the “Index”).

The fund is concentrated in technology-related companies that face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Such companies may have limited product lines, markets, financial resources or personnel. The products of such companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, competition for the services of qualified personnel, and competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Diversification does not assure a profit or protect against a loss in a declining market. The Fund’s return may not match or achieve a high degree of correlation with the return of the Prime Cyber Defense Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Prime Cyber Defense Index.

The Prime Cyber Defense Index provides a benchmark for investors interested in tracking companies actively involved in providing cyber security technology and services. The Index uses a market capitalization weighted allocation across the infrastructure provider and service provider categorizations as well as an equal weighted allocation methodology for all components within each sector allocation. Index components are reviewed semi-annually for eligibility, and the weights are reset accordingly. An investment cannot be made directly in an index.

IPAY

The ETFMG Prime Mobile Payments ETF (the “Fund” or the “Mobile Payments ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Mobile Payments Index (the “Index”).

Mobile Payment Companies face intense competition, both domestically and internationally, and are subject to increasing regulatory constraints, particularly with respect to fees, competition and antitrust matters, cybersecurity and privacy. Mobile Payment Companies may be highly dependent on their ability to enter into agreements with merchants and other third parties to utilize a particular payment method, system, software or service, and such agreements may be subject to increased regulatory scrutiny. Additionally, certain Mobile Payment Companies have recently faced increased costs related to class-action litigation challenging such agreements. Such factors may adversely affect the profitability and value of such companies. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the Prime Mobile Payments Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The Prime Mobile Payments Index is designed to provide a benchmark for investors interested in tracking the mobile and electronic payments industry. The stocks are screened for liquidity and weighted according to a modified linear-based capitalization-weighted methodology. The Index generally is comprised of 25-40 securities. An investment cannot be made directly in an index.

ETFMG™ ETFs

IFLY

The ETFMG Drone Economy Strategy ETF (the “Fund” or the “Drone Economy ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Reality Shares DroneTM Index (the “Index”).

Drone Economy Companies face intense competition, both domestically and internationally, and are heavily dependent on the protection of patent and intellectual property rights. In addition, Drone Economy Companies may be dependent on the U.S. government and its agencies for a significant portion of their sales, and their success and growth may be affected by budgetary constraints, spending reductions, congressional appropriations, and administrative allocations of funds that affect the U.S. government and its agencies. Such factors may adversely affect the profitability and value of such companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the Reality Shares Drone™ Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The Reality Shares Drone™ Index provides a benchmark for investors interested in tracking companies actively involved in drone technology and services. The Index uses Modified Equal Weight capitalization-weighted methodology. The index was created and is maintained by Reality Shares Index Committee. An investment cannot be made directly in an index.

GAMR

The ETFMG Video Game Tech ETF (the “Fund” or the “Video Game Tech ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the EEFund Video Game Tech Index (the “Index”).

Investing involves risk, including the possible loss of principal. The fund is new with limited operating history. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility. Video Game Tech Companies face intense competition, both domestically and internationally, may have limited product lines, markets, financial resources or personnel, may have products that face rapid obsolescence, and are heavily dependent on the protection of patent and intellectual property rights. Video Game Tech Companies are also subject to increasing regulatory constraints, particularly with respect to cybersecurity and privacy. Such factors may adversely affect the profitability and value of such companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the EEFund Video Game Tech Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The EEFund Video Game Tech Index provides a benchmark for investors interested in tracking companies actively involved in the electronic gaming industry including the entertainment, education and simulation segments. The Index uses a market capitalization weighted allocation across the pure play and non-pure play sectors and a set weight for the conglomerate sector as well as an equal weighted allocation methodology for all components within each sector allocation. The index was created and is maintained by EEFund Management. An investment cannot be made directly in an index.

ETFMG™ ETFs

PORTFOLIO ALLOCATIONS
As of September 30, 2018 (Unaudited)

	ETFMG Prime Junior Silver ETF	ETFMG Prime Cyber Security ETF	ETFMG Prime Mobile Payments ETF	ETFMG Drone Economy Strategy ETF	ETFMG Video Game Tech ETF
As a percent of Net Assets:
Brazil	—%	—%	4.5%	—%	—%
Canada	67.6	—	—	1.6
China	—	—	—	—	9.7
Cyprus	—	—	0.6	—	—
Finland	—	0.1	—	—	0.6
France	—	—	4.5	12.1	2.3
Germany	—	—	4.1	1.0	1.4
Hong Kong	—	—	0.7	—	—
Israel	—	8.2	—	1.3	—
Italy	—	—	—	2.2	—
Japan	—	4.5	6.4	8.3	22.0
Netherlands	—	0.8	—	1.6	0.7
Norway	—	—	—	—	1.0
Republic of Korea	—	0.5	—	1.2	12.7
Singapore	—	—	—	—	1.9
South Africa	—	—	0.4	—	—
Spain	—	—	—	1.3	—
Sweden	—	—	—	2.8	7.9
Switzerland	—	—	—	—	1.5
Taiwan, Province of China	—	—	—	—	5.9
Turkey	—	—	—	2.3	—
United Kingdom	12.1	7.3	0.6	5.2	1.0
United States	19.9	77.9	77.7	58.8	30.9
Short-Term and other Net Assets (Liabilities)	0.4	0.7	0.5	0.3	0.5
	100.0%	100.0%	100.0%	100.0%	100.0%

ETFMG™ ETFs

ETFMG Prime Junior Silver ETF

Schedule of Investments
September 30, 2018

	Shares	Value

COMMON STOCKS - 99.6%
Metals & Mining - 99.6%
Canada – 67.6%
Alexco Resource Corp. (a)	582,384	$599,856
Americas Silver Corp. (a)	257,537	608,128
Bear Creek Mining Corp. (a)	640,866	659,894
Cautivo Mining, Inc. (a)	18,395	—
Endeavour Silver Corp. (a)	582,207	1,344,898
Excellon Resources, Inc. (a)	666,814	495,600
First Majestic Silver Corp. (a)	955,795	5,428,916
Fortuna Silver Mines, Inc. (a)	243,527	1,063,363
Great Panther Silver Ltd. (a)	406,548	345,647
Hudbay Minerals, Inc.	330,822	1,675,048
Kootenay Silver, Inc. (a)	1,027,195	99,407
MAG Silver Corp. (a)	258,184	2,086,820
Mandalay Resources Corp. (a)	1,896,011	212,845
Maya Gold & Silver, Inc. (a)	430,628	783,475
McEwen Mining, Inc.	555,985	1,078,611
Minco Silver Corp. (a)	257,443	113,609
Mirasol Resources Ltd. (a)	261,017	272,808
Pan American Silver Corp.	373,338	5,503,314
Sabina Gold & Silver Corp. (a)	571,818	531,244
Sierra Metals, Inc. (a)	292,720	722,933
Silvercorp Metals, Inc.	728,111	1,781,311
SilverCrest Metals, Inc. (a)	342,413	835,057
SSR Mining, Inc. (a)	172,258	1,497,664
Trevali Mining Corp. (a)	1,418,462	801,670
Yamana Gold, Inc.	822,160	2,047,178
Total Canada		30,589,296

United Kingdom - 12.1%
Hochschild Mining PLC	2,576,494	5,499,086

United States - 19.9%
Coeur Mining, Inc. (a)	363,707	1,938,558
Gold Resource Corp.	110,698	568,988
Golden Minerals Co. (a)	322,905	66,163
Hecla Mining Co.	1,859,352	5,187,592
Tahoe Resources, Inc. (a)	449,697	1,254,655
Total United States		9,015,956
Total Metals & Mining		45,104,338
TOTAL COMMON STOCKS (Cost $60,761,231)		45,104,338

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Junior Silver ETF

Schedule of Investments
September 30, 2018 (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 1.90% (b)	259,393	$259,393
TOTAL SHORT-TERM INVESTMENTS (Cost $259,393)		259,393

Total Investments (Cost $61,020,624) - 100.2%		45,363,731
Liabilities in Excess of Other Assets - (0.2)%		(98,262)
TOTAL NET ASSETS - 100.0%		$45,265,469

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at September 30, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Cyber Security ETF

Schedule of Investments
September 30, 2018

	Shares	Value

COMMON STOCKS - 99.3%
Finland - 0.1%
Software - 0.1%
F-Secure OYJ	661,845	$2,389,831

Israel - 8.2%
Communications Equipment - 0.9%
Radware Ltd. (a)	596,166	15,780,514
Software - 7.3%
Check Point Software Technologies Ltd. (a)(d)	545,728	64,215,814
CyberArk Software Ltd. (a)	868,067	69,306,469
Total Software		133,522,283
Total Israel		149,302,797

Japan - 4.5%
Software - 4.5%
Digital Arts, Inc.	293,618	13,799,684
FFRI, Inc. (a)(d)	313,486	8,829,037
Trend Micro, Inc.	919,777	59,175,936
Total Software		81,804,657

Netherlands - 0.8%
Software - 0.8%
Gemalto NV	260,416	15,178,259

Republic of Korea - 0.5%
Software - 0.5%
Ahnlab, Inc.	193,975	9,285,619

United Kingdom - 7.3%
Aerospace & Defense - 2.5%
BAE Systems PLC	2,064,032	16,943,345
QinetiQ Group PLC	3,901,145	14,552,641
Ultra Electronics Holdings PLC	674,448	13,959,795
Total Aerospace & Defense		45,455,781
IT Services - 0.4%
NCC Group PLC	2,606,430	6,794,479
Software - 4.4%
Mimecast Ltd. (a)	358,460	15,012,305
Sophos Group PLC	10,534,178	67,003,974
Total Software		82,016,279
Total United Kingdom		134,266,539

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Cyber Security ETF

Schedule of Investments
September 30, 2018 (Continued)

	Shares	Value

United States - 77.9%
Aerospace & Defense - 0.5%
The KEYW Holding Corp. (a)(d)	1,039,900	$9,005,534
Communications Equipment - 13.2%
Cisco Systems, Inc.	1,644,106	79,985,757
F5 Networks, Inc. (a)	85,937	17,137,557
Juniper Networks, Inc.	2,228,893	66,799,923
NetScout Systems, Inc. (a)(d)	579,276	14,626,719
Palo Alto Networks, Inc. (a)(d)	283,371	63,832,151
Total Communications Equipment		242,382,107
Internet Software & Services - 0.4%
Zix Corp. (a)(d)	1,354,931	7,519,867
IT Services - 18.1%
Akamai Technologies, Inc. (a)	902,816	66,040,990
Booz Allen Hamilton Holding Corp.	299,016	14,840,164
CACI International, Inc. - Class A (a)	334,399	61,579,576
Carbonite, Inc. (d)	1,630,202	58,116,701
Leidos Holdings, Inc. (d)	221,293	15,304,624
ManTech International Corp. - Class A	232,940	14,745,102
Okta, Inc. (a)(d)	231,018	16,254,426
Science Applications International Corp.	845,826	68,173,576
VeriSign, Inc. (a)	104,804	16,781,216
Total IT Services		331,836,375
Software - 45.7%
A10 Networks, Inc. (a)	1,146,596	6,971,304
Carbon Black, Inc. (a)(d)	655,499	13,883,469
CommVault Systems, Inc. (a)	935,949	65,516,430
Everbridge, Inc. (a)(d)	253,282	14,599,175
FireEye, Inc. (a)	3,892,470	66,171,990
ForeScout Technologies, Inc. (a)(d)	385,735	14,565,354
Fortinet, Inc. (a)	737,049	68,007,511
Imperva, Inc. (a)	1,378,211	64,017,901
MobileIron, Inc. (a)	1,459,057	7,733,002
OneSpan, Inc. (a)(d)	820,234	15,625,458
Proofpoint, Inc. (a)(d)	635,297	67,551,130
Qualys, Inc. (a)(d)	719,999	64,151,911
Rapid7, Inc. (a)(d)	415,246	15,330,882
SailPoint Technologies Holding, Inc. (a)(d)	2,229,789	75,857,422
SecureWorks Corp. - Class A (a)(d)	941,329	13,790,470
Splunk, Inc. (a)	584,784	70,706,233
Symantec Corp.	3,200,578	68,108,300
Tenable Holdings, Inc. (a)(d)	2,012,375	78,241,140

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Cyber Security ETF

Schedule of Investments
September 30, 2018 (Continued)

	Shares	Value
Varonis Systems, Inc. (a)	213,742	$15,656,602
Verint Systems, Inc. (a)(d)	314,332	15,748,033
Zscaler, Inc. (a)(d)	406,617	16,581,841
Total Software		838,815,558
Total United States		1,429,559,441
TOTAL COMMON STOCKS (Cost $1,544,257,388)		1,821,787,143

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
Invesco Advisers, Inc. STIT - Treasury Portfolio -Institutional Class, 1.90% (b)	14,970,191	14,970,191
TOTAL SHORT-TERM INVESTMENTS (Cost $14,970,191)		14,970,191

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 14.0%
Mount Vernon Liquid Assets Portfolio, LLC, 2.31% (b)		257,747,708
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 257,747,708)		257,747,708

Total Investments (Cost $1,816,975,287) - 114.1%		2,094,505,042
Liabilities in Excess of Other Assets - (14.1)%		(258,643,588)
TOTAL NET ASSETS - 100.0%		$1,835,861,454

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at September 30, 2018.
(c)	Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.
(d)	All or a portion of this security is out on loan as of September 30, 2018.

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Mobile Payments ETF

Schedule of Investments
September 30, 2018

	Shares	Value
COMMON STOCKS - 99.5%
Brazil – 4.5%
IT Services – 4.5%
Cielo SA	3,813,560	$11,520,331
Pagseguro Digital Ltd. - Class A (a)(d)	440,261	12,182,022
Total Brazil		23,702,353

Cyprus - 0.6%
IT Services - 0.6%
QIWI PLC – ADR (a)	220,375	2,902,339

France - 4.5%
Electronic Equipment, Instruments & Components - 2.1%
Ingenico Group SA	142,877	10,855,659
IT Services - 2.4%
Worldline SA (a)	199,084	12,747,719
Total France		23,603,378

Germany - 4.1%
IT Services - 4.1%
Wirecard AG	99,760	21,624,763

Hong Kong - 0.7%
Electronic Equipment, Instruments & Components - 0.4%
PAX Global Technology Ltd.	3,460,146	1,759,168
IT Services - 0.3%
Huifu Payment Ltd. (a)	2,899,762	1,685,402
Total Hong Kong		3,444,570

Japan - 6.4%
Consumer Finance - 0.6%
Jaccs Co., Ltd.	149,721	3,163,881
Insurance - 3.6%
Dai-ichi Life Holdings, Inc. (c)	915,626	19,062,782
IT Services - 2.0%
GMO Payment Gateway, Inc.	167,398	10,372,134
Software - 0.2%
Intelligent Wave, Inc. (d)	144,297	924,557
Total Japan		33,523,354

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Mobile Payments ETF

Schedule of Investments
September 30, 2018 (Continued)

	Shares	Value
South Africa – 0.4%
IT Services – 0.4%
Net 1 UEPS Technologies, Inc. (a)	243,542	$1,948,336

United Kingdom - 0.6%
Commercial Services & Supplies - 0.6%
PayPoint PLC	259,408	3,137,700

United States – 77.7%
Consumer Finance - 11.6%
American Express Co.	280,245	29,843,289
Discover Financial Services	259,522	19,840,457
Green Dot Corp. - Class A (a)	120,680	10,718,798
Total Consumer Finance		60,402,544
IT Services – 62.0%
Euronet Worldwide, Inc. (a)	105,431	10,566,295
EVERTEC, Inc.	393,914	9,493,327
Evo Payments, Inc. - Class A (a)(d)	369,323	8,826,820
Fidelity National Information Services, Inc.	228,991	24,976,048
First Data Corp. - Class A (a)	758,677	18,564,826
Fiserv, Inc. (a)	294,144	24,231,583
FleetCor Technologies, Inc. (a)	78,797	17,953,108
Global Payments, Inc. (d)	139,972	17,832,433
I3 Verticals, Inc. - Class A (a)	76,792	1,764,680
MasterCard, Inc. - Class A	141,370	31,470,375
MoneyGram International, Inc. (a)	274,387	1,467,970
PayPal Holdings, Inc. (a)	345,669	30,363,565
Square, Inc. - Class A (a) (d)	295,662	29,273,495
Total System Services, Inc.	173,028	17,084,785
Visa, Inc. - Class A (d)	209,263	31,408,284
Western Union Co. (d)	660,696	12,592,866
WEX, Inc. (a)	63,818	12,812,102
Worldpay, Inc. - Class A (a)	231,401	23,433,979
Total IT Services		324,116,541
Software - 1.9%
ACI Worldwide, Inc. (a)	351,371	9,887,580
Technology Hardware, Storage & Peripherals - 2.2%
NCR Corp. (a)	346,471	9,843,241
USA Technologies, Inc. (a)	238,523	1,717,366
Total Technology Hardware, Storage & Peripherals		11,560,607
Total United States		405,967,212
TOTAL COMMON STOCKS (Cost $441,458,523)		519,854,065

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Mobile Payments ETF

Schedule of Investments
September 30, 2018 (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 1.90% (b)	3,300,136	$3,300,136
TOTAL SHORT-TERM INVESTMENTS (Cost $3,300,136)		3,300,136

IVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 12.2%
Mount Vernon Liquid Assets Portfolio, LLC, 2.31% (b)		63,943,784
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM
SECURITIES LENDING (Cost 63,943,784)		63,943,784

Total Investments (Cost $508,702,443) - 112.3%		587,097,985
Liabilities in Excess of Other Assets - (12.3)%		(64,223,723)
TOTAL NET ASSETS - 100.0%		$522,874,262

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at September 30, 2018.
(c)	Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.
(d)	All or a portion of this security is out on loan as of September 30, 2018.

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Drone Economy Strategy ETF

Schedule of Investments
September 30, 2018

	Shares	Value

COMMON STOCKS - 99.7%
Canada - 1.6%
Transportation - 1.6%
Drone Delivery Canada Corp. (a)	712,698	$800,071

France - 12.1%
Aerospace & Defense - 3.7%
Dassault Aviation SA	438	810,612
Thales SA	7,360	1,045,520
Total Aerospace & Defense		1,856,132
Communications Equipment - 8.4%
Parrot SA (a)	783,368	4,274,785
Total France		6,130,917

Germany - 1.0%
Industrial Conglomerates - 1.0%
Rheinmetall AG	4,894	511,737

Israel - 1.3%
Aerospace & Defense - 1.3%
Elbit Systems Ltd.	5,060	641,577

Italy - 2.2%
Aerospace & Defense - 2.2%
Leonardo SpA	90,627	1,092,209

Japan - 8.3%
Automobiles - 2.7%
Subaru Corp.	22,692	695,020
Yamaha Motor Co., Ltd.	24,062	674,507
Total Automobiles		1,369,527
Electronic Equipment, Instruments & Components - 2.6%
Hitachi Ltd.	17,849	606,389
TDK Corp.	6,304	687,437
Total Electronic Equipment, Instruments & Components		1,293,826
Household Durables - 1.5%
Sony Corp. - ADR	12,583	763,159
Technology Hardware, Storage & Peripherals - 1.5%
NEC Corp.	27,747	766,816
Total Japan		4,193,328

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Drone Economy Strategy ETF

Schedule of Investments
September 30, 2018 (Continued)

	Shares	Value
Netherlands - 1.6%
Aerospace & Defense - 1.6%
Airbus SE	6,406	$804,608

Republic of Korea - 1.2%
Aerospace & Defense - 1.2%
Korea Aerospace Industries Ltd. (a)	18,676	590,965

Spain - 1.3%
IT Services - 1.3%
Indra Sistemas SA (a)	57,120	655,565

Sweden - 2.8%
Aerospace & Defense - 1.4%
Saab AB - Class B	13,866	697,403
Electronic Equipment, Instruments & Components - 1.4%
Hexagon AB - B Shares	12,733	746,438
Total Sweden		1,443,841

Turkey - 2.3%
Aerospace & Defense - 1.3%
Aselsan Elektronik Sanayi Ve Ticaret AS	149,274	682,172
Household Durables - 1.0%
Vestel Elektronik Sanayi Ve Ticaret AS (a)	382,084	517,878
Total Turkey		1,200,050

United Kingdom - 5.2%
Aerospace & Defense - 5.2%
BAE Systems PLC	113,328	930,293
Cobham PLC (a)	285,339	434,208
Meggitt PLC	91,927	678,651
QinetiQ Group PLC	165,556	617,582
Total Aerospace & Defense		2,660,734

United States – 58.8%
Aerospace & Defense - 41.3%
Aerovironment, Inc. (a)	82,430	9,246,173
Boeing Co.	5,391	2,004,913
General Dynamics Corp.	3,790	775,889
Harris Corp.	3,586	606,787
HEICO Corp.	6,372	590,111
Kratos Defense & Security Solutions, Inc. (a)	78,716	1,163,422
L3 Technologies, Inc.	4,574	972,524
Lockheed Martin Corp.	2,395	828,574
Mercury Systems, Inc. (a)(c)	7,579	419,270

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Drone Economy Strategy ETF

Schedule of Investments
September 30, 2018 (Continued)

	Shares	Value
Northrop Grumman Corp.	2,392	$759,149
Raytheon Co.	3,854	796,468
Teledyne Technologies, Inc. (a)	2,270	559,964
Textron, Inc. (c)	12,419	887,586
TransDigm Group, Inc. (a)(c)	1,669	621,369
United Technologies Corp.	5,964	833,827
Total Aerospace & Defense		21,066,026
Building Products - 0.8%
Griffon Corp.	24,401	394,076
Electronic Equipment, Instruments & Components - 6.1%
FLIR Systems, Inc.	8,698	534,666
II-VI, Inc. (a)(c)	9,470	447,931
Jabil, Inc. (c)	27,104	733,976
Littelfuse, Inc.	2,760	546,176
Trimble, Inc. (a)	19,506	847,730
Total Electronic Equipment, Instruments & Components		3,110,479
Household Durables - 1.4%
GoPro, Inc. - Class A (a)(c)	99,798	718,546
Industrial Conglomerates - 2.0%
Honeywell International, Inc.	6,086	1,012,710
Semiconductors & Semiconductor Equipment – 7.2%
Ambarella, Inc. (a)(c)	39,866	1,542,017
Intel Corp.	12,213	577,553
NVIDIA Corp. (c)	2,548	716,039
QUALCOMM, Inc.	11,182	805,439
Total Semiconductors & Semiconductor Equipment		3,641,048
Total United States		29,942,885
TOTAL COMMON STOCKS (Cost $45,115,379)		50,668,487

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 1.90% (b)	88,779	88,779
TOTAL SHORT-TERM INVESTMENTS (Cost $88,779)		88,779

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Drone Economy Strategy ETF

Schedule of Investments
September 30, 2018 (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 9.9%
Mount Vernon Liquid Assets Portfolio, LLC, 2.31% (b)		$5,008,188
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $5,008,188)		5,008,188

Total Investments (Cost $50,212,346) - 109.8%		55,765,454
Liabilities in Excess of Other Assets - (9.8)%		(4,994,587)
TOTAL NET ASSETS - 100.0%		$50,770,867

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at September 30, 2018.
(c)	All or a portion of this security is out on loan as of September 30, 2018.

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Video Game Tech ETF

Schedule of Investments
September 30, 2018

	Shares	Value

COMMON STOCKS - 99.5%
China - 9.7%
Entertainment - 4.1%
Changyou.com Ltd. - ADR	175,076	$2,311,003
NetDragon Websoft Holdings Ltd.	765,795	1,602,346
NetEase, Inc. - ADR	6,140	1,401,455
Total Entertainment		5,314,804
Interactive Media & Services - 2.3%
Momo, Inc. - ADR (a)	28,388	1,243,394
SINA Corp. (a)(c)	15,140	1,051,927
Sohu.com Ltd. - ADR (a)(c)	38,682	768,998
Total Interactive Media & Services		3,064,319
Internet Software & Services - 1.7%
Tencent Holdings Ltd.	28,516	1,177,307
YY, Inc. - ADR (a)	13,670	1,024,156
Total Internet Software & Services		2,201,463
Software - 1.6%
Cheetah Mobile, Inc. - ADR (a)(c)	128,026	1,258,496
Kingsoft Corp. Ltd.	450,570	858,738
Total Software		2,117,234
Total China		12,697,820

Finland - 0.6%
Software - 0.6%
Rovio Entertainment OYJ	143,863	762,501

France - 2.3%
Software - 2.3%
Ubisoft Entertainment SA (a)	28,335	3,073,362

Germany - 1.4%
Health Care Equipment & Supplies - 1.4%
Carl Zeiss Meditec AG	21,483	1,808,354

Japan - 22.0%
Entertainment - 15.6%
Capcom Co., Ltd.	132,146	3,353,080
Cyberstep, Inc. (a)	48,328	912,371
DeNa Co., Ltd.	78,579	1,388,031
GungHo Online Entertainment, Inc.(c)	556,338	1,145,776
Koei Tecmo Holdings Co., Ltd.	89,506	1,539,288
Konami Holdings Corp.	64,035	2,507,972

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Video Game Tech ETF

Schedule of Investments
September 30, 2018 (Continued)

	Shares	Value
Marvelous, Inc. (c)	117,606	$963,661
Nexon Co., Ltd. (a)	196,639	2,570,049
Nintendo Co., Ltd.	8,626	3,147,632
Square Enix Holdings Co., Ltd.	65,143	2,694,703
Total Entertainment		20,222,563
Household Durables - 1.8%
Sony Corp. - ADR	39,060	2,368,989
Interactive Media & Services - 1.9%
Gree, Inc.	540,297	2,548,841
Leisure Products - 2.1%
Bandai Namco Holdings, Inc.	36,274	1,409,520
Sega Sammy Holdings, Inc.	91,889	1,354,639
Total Leisure Products		2,764,159
Software - 0.6%
Gumi, Inc. (a)(c)	125,669	718,930
Total Japan		28,623,482

Netherlands - 0.7%
Entertainment - 0.7%
Funcom NV (a)(c)	391,781	871,293

Norway - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Nordic Semiconductor ASA (a)	216,895	1,252,534

Republic of Korea - 12.7%
Entertainment - 6.4%
Gravity Co., Ltd. - ADR (a)	26,226	469,445
Neowiz (a)	59,034	827,567
Pearl Abyss Corp. (a)	15,153	2,920,632
Webzen, Inc. (a)	129,017	2,314,571
WeMade Entertainment Co. Ltd.	64,211	1,794,493
Total Entertainment		8,326,708
Software - 6.3%
Com2uS Corp.	17,792	2,351,415
NCSoft Corp.	9,384	3,743,448
Netmarble Corp.	22,523	2,335,042
Total Software		8,429,905
Total Republic of Korea		16,756,613

Singapore - 1.9%
Entertainment - 1.9%
IGG, Inc.	1,998,778	2,489,424

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Video Game Tech ETF

Schedule of Investments
September 30, 2018 (Continued)

	Shares	Value
Sweden - 7.9%
Entertainment - 6.0%
G5 Entertainment AB	47,759	$1,639,005
Paradox Interactive AB	87,207	1,520,927
Starbreeze AB (a)	1,087,947	1,094,998
Stillfront Group AB (a)	53,227	1,119,951
THQ Nordic AB (a)	103,690	2,333,416
Total Entertainment		7,708,297
Media - 1.0%
Modern Times Group AB - B Shares	35,232	1,292,350
Technology Hardware, Storage & Peripherals - 0.9%
Tobii AB (a)	228,837	1,144,262
Total Sweden		10,144,909

Switzerland - 1.5%
Technology Hardware, Storage & Peripherals - 1.5%
Logitech International SA (c)	44,018	1,968,485

Taiwan, Province of China - 5.9%
Entertainment - 2.0%
Gamania Digital Entertainment Co., Ltd.	373,000	847,811
Softstar Entertainment, Inc. (a)	227,000	1,014,820
Userjoy Technology Co., Ltd.	343,099	793,331
Total Entertainment		2,655,962
Technology Hardware, Storage & Peripherals - 3.9%
Acer, Inc.	1,637,000	1,353,757
Asustek Computer, Inc.	166,621	1,440,669
Micro-Star International Co., Ltd.	863,422	2,332,962
Total Technology Hardware, Storage & Peripherals		5,127,388
Total Taiwan, Province of China		7,783,350

United Kingdom - 1.0%
Entertainment - 1.0%
Frontier Developments PLC (a)	71,432	1,242,951

United States - 30.9%
Entertainment - 12.6%
Activision Blizzard, Inc.	40,792	3,393,486
Electronic Arts, Inc. (a)	21,948	2,644,515
Glu Mobile, Inc. (a)	538,085	4,008,734
Take-Two Interactive Software, Inc. (a)	26,765	3,693,302
Zynga, Inc. - Class A (a)	692,203	2,775,734
Total Entertainment		16,515,771

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Video Game Tech ETF

Schedule of Investments
September 30, 2018 (Continued)

	Shares	Value
Household Durables - 1.5%
Turtle Beach Corp. (a)(c)	49,723	$991,477
Vuzix Corp. (a)(c)	146,456	959,287
Total Household Durables		1,950,764
Interactive Media & Services - 1.6%
Alphabet, Inc. - Class C (a)	1,741	2,077,831
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc. (a)(c)	127,646	3,942,985
Intel Corp.	35,458	1,676,809
Kopin Corp. (a)	272,918	660,462
NVIDIA Corp. (c)	7,435	2,089,384
QUALCOMM, Inc.	24,783	1,785,119
Total Semiconductors & Semiconductor Equipment		10,154,759
Software - 1.7%
Microsoft Corp.	19,219	2,198,077
Specialty Retail - 2.5%
GameStop Corp. - Class A (c)	209,668	3,201,630
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	10,196	2,301,645
Immersion Corp. (a)	61,190	646,778
Razer, Inc. (a)	6,378,809	1,425,960
Total Technology Hardware, Storage & Peripherals		4,374,383
Total United States		40,473,215
TOTAL COMMON STOCKS (Cost $135,485,075)		129,948,293

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 1.90% (b)	446,814	446,814
TOTAL SHORT-TERM INVESTMENTS (Cost $446,814)		446,814

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Video Game Tech ETF

Schedule of Investments
September 30, 2018 (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 12.8%
Mount Vernon Liquid Assets Portfolio, LLC, 2.31% (b)		$16,713,426
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost 16,713,426)		16,713,426

Total Investments (Cost $152,645,315) - 112.6%		147,108,533
Liabilities in Excess of Other Assets - (12.6)%		(16,499,314)
TOTAL NET ASSETS - 100.0%		$130,609,219

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at September 30, 2018.
(c)	All or a portion of this security is out on loan as of September 30, 2018.

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

STATEMENTS OF ASSETS AND LIABILITIES
As of September 30, 2018

	ETFMG Prime Junior Silver ETF	ETFMG Prime Cyber Security ETF	ETFMG Prime Mobile Payments ETF	ETFMG Drone Economy Strategy ETF	ETFMG Video Game Tech ETF
ASSETS
Investments in unaffiliated securities, at value*	$45,363,731	$2,080,714,572	$568,035,203	$55,765,454	$147,108,533
Investments in affiliated securities, at value*	—	13,790,470	19,062,782	—	—
Cash	2,469	—	—	—	45,229
Foreign currency*	—	732,270	413,029	—	—
Receivables:
Receivable for fund shares issued	—	—	5,909	—	—
Dividends and interest receivable	3,955	515,191	193,152	42,966	198,853
Securities lending income receivable	—	141,816	10,393	1,198	49,881
Receivable for investments sold	—	57,385	—	—	—
Total Assets	45,370,155	2,095,951,704	587,720,468	55,809,618	147,402,496

LIABILITIES
Collateral received for securities loaned (Note 7)	—	257,747,708	63,943,784	5,008,188	16,713,426
Payables:
Payable for investments purchased	10,567	1,446,457	597,668	—	—
Management fees payable	26,099	896,085	304,754	30,563	79,851
Foreign currency	68,020	—	—	—	—
Total Liabilities	104,686	260,090,250	64,846,206	5,038,751	16,793,277
Net Assets	$45,265,469	$1,835,861,454	$522,874,262	$50,770,867	$130,609,219

NET ASSETS CONSIST OF:
Paid-in Capital	$89,748,120	$1,799,789,580	$445,154,192	$46,622,806	$140,102,708
Total Distributable Earnings	(44,482,651)	36,071,874	77,720,070	4,148,061	(9,493,489)
Net Assets	$45,265,469	$1,835,861,454	$522,874,262	$50,770,867	$130,609,219
*Identified Cost:

Investments in unaffiliated securities	$61,020,624	$1,806,047,557	$490,535,747	$50,212,346	$152,645,315
Investments in affiliated securities	—	10,927,730	18,166,696	—	—
Foreign currency	(67,510)	740,359	417,540	—	—

Shares Outstanding^	5,200,000	45,800,000	12,200,000	1,300,000	2,750,000

Net Asset Value, Offering and Redemption Price per Share	$8.70	$40.08	$42.86	$39.05	$47.49

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

STATEMENTS OF OPERATIONS
For the Year ended September 30, 2018

	ETFMG Prime Junior Silver ETF	ETFMG Prime Cyber Security ETF	ETFMG Prime Mobile Payments ETF	ETFMG Drone Economy Strategy ETF	ETFMG Video Game Tech ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of $13,800, $143,709, $91,257, $24,000,$107,005)	$193,631	$8,450,694	$2,792,640	$456,536	$1,721,563

Interest	5,644	36,918	20,021	2,012	6,007
Securities lending income	—	759,161	85,573	74,329	410,785
Total Investment Income	199,275	9,246,773	2,898,234	532,877	2,138,355

Expenses:
Management fees	369,288	8,278,826	2,379,425	343,020	717,647
Total Expenses	369,288	8,278,826	2,379,425	343,020	717,647
Net Investment Income (Loss)	(170,013)	967,947	518,809	189,857	1,420,708

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated investments	(4,816,605)	(15,314,061)	(512,824)	(1,220,452)	(4,151,487)
Affiliated investments	—	(2,414,556)	(111,011)	—	—
In-Kind redemptions	31,840	197,471,409	29,323,499	5,230,235	10,834,778
Foreign currency and foreign currency translation	(4,192)	(47,597)	(83,003)	(18,706)	(32,573)
Net Realized Gain (Loss) on Investments and In-Kind redemptions	(4,788,957)	179,695,195	28,616,661	3,991,077	6,650,718
Net Change in Unrealized Appreciation (Depreciation) of:
Unaffiliated Investments	(12,031,777)	193,803,923	55,482,237	3,893	(8,637,904)
Affiliated investments	—	2,982,814	896,086	—	—
Foreign currency and foreign currency translation	(607)	(9,431)	(5,821)	612	(1,199)
Net change in Unrealized Appreciation (Depreciation) of Investments	(12,032,384)	196,777,306	56,372,502	4,505	(8,639,103)
Net Realized and Unrealized Gain (Loss) on Investments	(16,821,341)	376,472,501	84,989,163	3,995,582	(1,988,385)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(16,991,354)	$377,440,448	$85,507,972	$4,185,439	$(567,677)

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Junior Silver ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,	Year Ended September 30,
	2018	2017
OPERATIONS
Net investment loss	$(170,013)	$(294,887)
Net realized loss on investments and In-Kind Redemptions	(4,788,957)	(15,573,596)
Net change in unrealized depreciation of investments and foreign currency and foreign currency translation	(12,032,384)	(5,423,909)
Net decrease in net assets resulting from operations	(16,991,354)	(21,292,392)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	—	(258,169)*

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares	4,224,315	2,518,035
Net decrease in net assets	$(12,767,039)	$(19,032,526)

NET ASSETS
Beginning of Year	58,032,508	77,065,034
End of Year	$45,265,469	$58,032,508 **

*	Includes net investment income distributions of $258,169.
**	Includes undistributed (accumulated) net investment loss of $(384,887).

Summary of share transactions is as follows:

	Year Ended September 30, 2018		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Shares Sold	1,200,000	$13,405,115	2,400,000	$33,356,410
Shares Redeemed	(900,000)	(9,180,800)	(2,450,000)	(30,838,375)
Net Transactions in Fund Shares	300,000	$4,224,315	(50,000)	$2,518,035
Beginning Shares	4,900,000		4,950,000
Ending Shares	5,200,000		4,900,000

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Cyber Security ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,	Year Ended September 30,
	2018	2017
OPERATIONS
Net investment income (loss)	$967,947	$(338,601)
Net realized gain (loss) on investments and In-Kind Redemptions	179,695,195	(55,182,766)
Net change in unrealized appreciation of investments	196,777,306	122,753,939
Net increase in net assets resulting from operations	377,440,448	67,232,572

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(125,955)	(3,740,625	)*

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	361,172,935	230,013,980
Transaction Fees (See Note 1)	14,139	60,036
Net increase in net assets from capital share transactions	361,187,074	230,074,016
Total increase in net assets	$738,501,567	$293,565,963

NET ASSETS
Beginning of Year	1,097,359,887	803,793,924
End of Year	$1,835,861,454	$1,097,359,887	**

*	Includes net investment income distributions of $3,740,625.
**	Includes undistributed (accumulated) net investment loss of $(933,484).

Summary of share transactions is as follows:

	Year Ended September 30, 2018		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Shares Sold	26,900,000	$997,959,795	17,650,000	$522,222,875
Transaction Fees (See Note 1)	—	14,139	—	60,036
Shares Redeemed	(17,550,000)	(636,786,860)	(10,000,000)	(292,208,895)
Net Transactions in Fund Shares	9,350,000	$361,187,074	7,650,000	$230,074,016
Beginning Shares	36,450,000		28,800,000
Ending Shares	45,800,000		36,450,000

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Mobile Payments ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2018	2017
OPERATIONS
Net investment income	$518,809	$104,929
Net realized gain on investments and In-Kind Redemptions	28,616,661	4,484,869
Net change in unrealized appreciation of investments	56,372,502	21,832,697
Net increase in net assets resulting from operations	85,507,972	26,422,495

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(61,070)	(31,641	)*

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares	266,385,415	135,868,135
Transaction Fees (See Note 1)	48,505	21
Net increase in net assets from capital share transactions	266,433,920	135,868,156
Total increase in net assets	$351,880,822	$162,259,010

NET ASSETS
Beginning of Year	170,993,440	8,734,430
End of Year	$522,874,262	$170,993,440	**

*	Includes net investment income distributions of $31,641.
**	Includes undistributed (accumulated) net investment income of $61,070.

Summary of share transactions is as follows:
	Year Ended		Year Ended
	September 30, 2018		September 30, 2017
	Shares	Amount	Shares	Amount
Shares Sold	9,200,000	$351,060,880	5,550,000	$155,535,335
Transaction Fees (See Note 1)	—	48,505	—	21
Shares Redeemed	(2,250,000)	(84,675,465)	(650,000)	(19,667,200)
Net Transactions in Fund Shares	6,950,000	$266,433,920	4,900,000	$135,868,156
Beginning Shares	5,250,000		350,000
Ending Shares	12,200,000		5,250,000

The accompanying notes are an integral part of these financial statements.

ETFMG Drone Economy Strategy ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2018	2017
OPERATIONS
Net investment income	$189,857	$120,642
Net realized gain on investments and In-Kind Redemptions	3,991,077	271,606
Net change in unrealized appreciation of investments	4,505	5,251,260
Net increase in net assets resulting from operations	4,185,439	5,643,508

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(404,140)	(129,906	)*

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares	9,035,745	25,745,485
Transaction Fees (See Note 1)	5,629	2,630
Net increase in net assets from capital share transactions	9,041,374	25,748,115
Total increase in net assets	$12,822,673	$31,261,717

NET ASSETS
Beginning of Year	37,948,194	6,686,477
End of Year	$50,770,867	$37,948,194	**

*	Includes net investment income distributions of $101,055 and $28,851 from net realized gains.
**	Includes undistributed (accumulated) net investment income of $21,329.

Summary of share transactions is as follows:
	Year Ended		Year Ended
	September 30, 2018		September 30, 2017
	Shares	Amount	Shares	Amount
Shares Sold	700,000	$25,292,665	850,000	$27,286,680
Transaction Fees (See Note 1)	—	5,629	—	2,630
Shares Redeemed	(450,000)	(16,256,920)	(50,000)	(1,541,195)
Net Transactions in Fund Shares	250,000	$9,041,374	800,000	$25,748,115
Beginning Shares	1,050,000		250,000
Ending Shares	1,300,000		1,050,000

The accompanying notes are an integral part of these financial statements.

ETFMG Video Game Tech ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2018	2017
OPERATIONS
Net investment income	$1,420,708	$115,714
Net realized gain on investments and In-Kind Redemptions	6,650,718	2,509,264
Net change in unrealized appreciation (depreciation) of investments	(8,639,103)	2,154,494
Net increase (decrease) in net assets resulting from operations	(567,677)	4,779,472

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(1,401,544)	(211,320	)*

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares	92,609,390	28,765,980
Transaction Fees (See Note 1)	35,374	18,631
Net increase in net assets from capital share transactions	92,644,764	28,784,611
Net increase in net assets	$90,675,543	$33,352,763

NET ASSETS
Beginning of Year	39,933,676	6,580,913
End of Year	$130,609,219	$39,933,676	**

*	Includes net investment income distributions of $114,780 and $96,540 from net realized gains.
**	Includes undistributed (accumulated) net investment income of $53,637.

Summary of share transactions is as follows:
	Year Ended		Year Ended
	September 30, 2018		September 30, 2017
	Shares	Amount	Shares	Amount
Shares Sold	2,550,000	$127,750,900	900,000	$37,042,630
Transaction Fees (See Note 1)	—	35,374	—	18,631
Shares Redeemed	(700,000)	(35,141,510)	(200,000)	(8,276,650)
Net Transactions in Fund Shares	1,850,000	$92,644,764	700,000	$28,784,611
Beginning Shares	900,000		200,000
Ending Shares	2,750,000		900,000

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Junior Silver ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
	2018	2017	2016	2015	2014

Net Asset Value, Beginning of Year	$11.84	$15.57	$5.28	$10.00	$11.71
Income (Loss) from Investment Operations:
Net investment loss[1]	(0.03)	(0.06)	(0.06)	(0.03)	(0.06)
Net realized and unrealized gain (loss) on investments	(3.11)	(3.61)	10.47	(4.69)	(1.64)
Total from investment operations	(3.14)	(3.67)	10.41	(4.72)	(1.70)
Less Distributions:
Distributions from net investment income	—	(0.06)	(0.12)	—	(0.01)
Total distributions	—	(0.06)	(0.12)	—	(0.01)
Net asset value, end of year	$8.70	$11.84	$15.57	$5.28	$10.00
Total Return	-26.50%	-23.53%	201.99%	-47.20%	-14.52%

Ratios/Supplemental Data:
Net assets at end of year (000’s)	$45,265	$58,033	$77,065	$3,432	$6,997

Expenses to Average Net Assets before legal expense	0.69%	0.69%	0.69%	0.69%	0.69%
Gross Expenses to Average Net Assets	0.69%	0.72%[2]	0.69%	0.69%	0.69%
Net Investment Loss to Average Net Assets	-0.32%	-0.48%	-0.45%	-0.39%	-0.52%
Portfolio Turnover Rate	36%	69%	33%	55%	44%

[1]	Calculated based on average shares outstanding during the year.
[2]	The ratio of gross expenses to average net assets includes legal expense. See Note 10 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Cyber Security ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,	September 30,
	2018	2017	2016	2015[1]

Net Asset Value, Beginning of Year/Period	$30.11	$27.91	$25.28	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss) [2]	0.03	(0.01)	0.30	(0.05)
Net realized and unrealized gain on investments	9.94	2.34	2.52	0.33
Total from investment operations	9.97	2.33	2.82	0.28
Less Distributions:
Distributions from net investment income	(0.00)[3]	(0.13)	(0.19)	—
Total distributions	(0.00)[3]	(0.13)	(0.19)	—
Net asset value, end of year/period	$40.08	$30.11	$27.91	$25.28
Total Return	33.16%	8.42%	11.23%	1.11%[4]

Ratios/Supplemental Data:
Net assets at end of year/period (000’s)	$1,835,861	$1,097,360	$803,794	$1,059,125

Expenses to Average Net Assets before legal expense	0.60%	0.68%	0.75%	0.75%[5]
Gross Expenses to Average Net Assets	0.60%	0.72%[6]	0.75%	0.75%[5]
Net Investment Income (Loss) to Average Net Assets	0.07%	-0.03%	1.21%	-0.19%[5]
Portfolio Turnover Rate	41%	53%	34%	31%[4]

[1]	Commencement of operations on November 11, 2014.
[2]	Calculated based on average shares outstanding during the year/period.
[3]	Per share amount is less than $0.01.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of gross expenses to average net assets includes legal expense. See Note 10 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Mobile Payments ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,	September 30,
	2018	2017	2016	2015[1]

Net Asset Value, Beginning of Year/Period	$32.57	$24.96	$23.53	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss) [2]	0.07	0.03	0.15	(0.01)
Net realized and unrealized gain (loss) on investments	10.22	7.60	1.39	(1.46)
Total from investment operations	10.29	7.63	1.54	(1.47)
Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.11)	—
Total distributions	(0.01)	(0.02)	(0.11)	—
Capital Share Transactions:
Transaction fees added to paid-in capital	0.01	—	—	—
Net asset value, end of year/period	$42.86	$32.57	$24.96	$23.53
Total Return	31.62%	30.59%	6.51%	-5.86%[3]

Ratios/Supplemental Data:
Net assets at end of year/period (000’s)	$522,874	$170,993	$8,734	$4,707

Expenses to Average Net Assets before legal expense	0.75%	0.75%	0.75%	0.75%[4]
Gross Expenses to Average Net Assets	0.75%	0.80%[5]	0.75%	0.75%[4]
Net Investment Income (Loss) to Average Net Assets	0.16%	0.12%	0.63%	-0.23%[4]
Portfolio Turnover Rate	16%	31%	32%	8%[3]

[1]	Commencement of operations on July 15, 2015.
[2]	Calculated based on average shares outstanding during the year/period.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of gross expenses to average net assets includes legal expense. See Note 10 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

ETFMG Drone Economy Strategy ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,
	2018	2017	2016[1]

Net Asset Value, Beginning of Year/Period	$36.14	$26.75	$25.00
Income from Investment Operations:
Net investment income [2]	0.15	0.27	0.11
Net realized and unrealized gain on investments	3.08	9.26	1.68
Total from investment operations	3.23	9.53	1.79
Less Distributions:
Distributions from net investment income	(0.13)	(0.04)	(0.04)
Net realized gains	(0.19)	(0.10)	—
Total distributions	(0.32)	(0.14)	(0.04)
Net asset value, end of year/period	$39.05	$36.14	$26.75
Total Return	9.03%	36.39%	7.15%[3]

Ratios/Supplemental Data:
Net assets at end of year/period (000’s)	$50,771	$37,948	$6,686

Expenses to Average Net Assets before legal expense	0.75%	0.75%	0.75%[4]
Gross Expenses to Average Net Assets	0.75%	0.79%[5]	0.75%[4]
Net Investment Income to Average Net Assets	0.42%	0.87%	0.68%[4]
Portfolio Turnover Rate	42%	21%	13%[3]

[1]	Commencement of operations on March 8, 2016.
[2]	Calculated based on average shares outstanding during the year/period.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of gross expenses to average net assets includes legal expense. See Note 10 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

ETFMG Video Game Tech ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,
	2018	2017	2016[1]

Net Asset Value, Beginning of Year/Period	$44.37	$32.90	$25.00
Income from Investment Operations:
Net investment income [2]	0.74	0.33	0.08
Net realized and unrealized gain on investments	2.98	11.71	7.82
Total from investment operations	3.72	12.04	7.90
Less Distributions:
Distributions from net investment income	(0.59)	(0.18)	—
Net realized gains	(0.03)	(0.39)	—
Total distributions	(0.62)	(0.57)	—
Capital Share Transactions:
Transaction fees added to paid-in capital	0.02	—	—
Net asset value, end of year/period	$47.49	$44.37	$32.90
Total Return	8.38%	37.67%	31.62%[3]

Ratios/Supplemental Data:
Net assets at end of year/period (000’s)	$130,609	$39,934	$6,581

Expenses to Average Net Assets before legal expense	0.75%	0.75%	0.74%[4]
Gross Expenses to Average Net Assets	0.75%	0.82%[5]	0.74%[4]
Net Investment Income to Average Net Assets	1.48%	0.86%	0.44%[4]
Portfolio Turnover Rate	42%	49%	10%[3]

[1]	Commencement of operations on March 8, 2016.
[2]	Calculated based on average shares outstanding during the year/period.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of gross expenses to average net assets includes legal expense. See Note 10 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2018

NOTE 1 – ORGANIZATION

ETFMG Prime Junior Silver ETF (“SILJ”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Drone Economy Strategy ETF (“IFLY”), and ETFMG Video Game Tech ETF (“GAMR”) (each a “Fund”, or collectively the “Funds”) are series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The following table is a summary of the Strategy Commencement Date and Strategy of the Funds:

Fund Ticker	Strategy Commencement Date	Strategy
SILJ	8/1/2017	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Junior Silver Miners & Explorers Index (“Prime Silver Index”).
HACK	8/1/2017	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield of the Prime Cyber Defense Index (“Prime Cyber Index”).
IPAY	8/1/2017	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Mobile Payments Index (“Prime Mobile Index”).
IFLY	3/8/2016	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Reality Shares Drone™ Index.
GAMR	3/8/2016	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the EEFund Video Game Tech Index.

The Funds each currently offer one class of shares, which have no front end sales load, no deferred sales charges, and no redemption fees. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services –Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying Fund’s operations and policies, please refer to those Fund’s semiannual and annual reports, which are filed with the SEC.

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2018, ETFMG Prime Junior Silver ETF held one fair valued security. More detail on this security can be found in the Schedule of Investments. ETFMG Prime Cyber Security ETF, ETFMG Prime Mobile Payments ETF, ETFMG Drone Economy Strategy ETF, and ETFMG Video Game Tech did not hold any fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2018:

ETFMG Prime Junior Silver ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$42,452,212	$2,652,126	$—	$45,104,338
Short Term Investments	259,393	—	—	259,393
Total Investments in Securities	$42,711,605	$2,652,126	$—	$45,363,731

ETFMG Prime Cyber Security ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,821,787,143	$—	$—	$1,821,787,143
Short Term Investments	14,970,191	—	—	14,970,191
Investments Purchased with Securities Lending Collateral*	—	—	—	257,747,708
Total Investments in Securities	$1,836,757,334	$—	$—	$2,094,505,042

ETFMG Prime Mobile Payments ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$519,854,065	$—	$—	$519,854,065
Short Term Investments	3,300,136	—	—	3,300,136
Investments Purchased with Securities Lending Collateral*	—	—	—	63,943,784
Total Investments in Securities	$523,154,201	$—	$—	$587,097,985

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

ETFMG Drone Economy Strategy ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$46,393,702	$4,274,785	$—	$50,668,487
Short Term Investments	88,779	—	—	88,779
Investments Purchased with Securities Lending Collateral*	—	—	—	5,008,188
Total Investments in Securities	$46,482,481	$4,274,785	$—	$55,765,454

ETFMG Video Game Tech ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$129,948,293	$—	$—	$129,948,293
Short Term Investments	446,814	—	—	446,814
Investments Purchased with Securities Lending Collateral*	—	—	—	16,713,426
Total Investments in Securities	$130,395,107	$—	$—	$147,108,533

^	See Schedule of Investments for classifications by country and industry.
*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.

B.
Federal Income Taxes. The Funds have each elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Each Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2018 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of September 30, 2018, management has reviewed the tax positions for open periods (for Federal purposes, three years from the date of filing and for state purposes, four years from the date of filing), as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

D.
Foreign Currency Translations and Transactions. The Funds may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income are generally declared and paid by each of the Funds on a quarterly basis. Distributions to shareholders from realized gains on securities for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. For Authorized Participants, the offering and redemption price per share for the Funds are equal to the Funds’ respective net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

NOTE 3 – RISK FACTORS

Investing in the Funds may involve certain risks, as discussed in the Funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a Fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Style Risk. The Funds are not actively managed. Therefore, the Funds follow the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the Funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Funds’ expenses, the Funds’ performance may be below that of their respective index.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that a Fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.

Under the Investment Advisory Agreement the Advisor has overall responsibility for the general management and administration of the Funds and arranges for sub-advisory, transfer agency, custody, fund administration and accounting, securities lending, and all other non-distribution related services necessary for the Funds to operate. The Funds unitary fees are accrued daily and paid monthly. The Advisor bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee at the following annual rates:

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

ETFMG Prime Junior Silver ETF	0.69%
ETFMG Prime Cyber Security ETF	0.60%
ETFMG Prime Mobile Payments ETF	0.75%
ETFMG Drone Economy Strategy ETF	0.75%
ETFMG Video Game Tech ETF	0.75%

The Advisor has an agreement with, and is dependent on, a third party to pay the Funds’ expenses in excess of the annual expense rates of each Funds’ average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Funds, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an agreement with ETFMG Financial, LLC (“the Sponsor”). The Sponsor provides marketing support for the Funds, including distributing marketing materials related to the Funds. Level ETF Ventures, LLC serves as the index provider for SILJ, HACK, IPAY, and GAMR. Reality Shares, LLC serves as the index provider for IFLY.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”), provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

The Advisor pays each independent Trustee a quarterly fee for service to the Funds. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Funds have each adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to each Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. During the year ended September 30, 2018, the Funds did not incur any 12b-1 expenses.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the year ended September 30, 2018:

	Purchases	Sales
ETFMG Prime Junior Silver ETF	$15,569,028	$16,174,899
ETFMG Prime Cyber Security ETF	599,281,440	609,966,469
ETFMG Prime Mobile Payments ETF	102,473,800	101,517,977
ETFMG Drone Economy Strategy ETF	10,029,365	11,076,781
ETFMG Video Game Tech ETF	57,219,301	40,545,782

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

The costs of purchases and sales of in-kind transactions associated with creations and redemptions during the year ended September 30, 2018:

	Purchases In-Kind	Sales In-Kind
ETFMG Prime Junior Silver ETF	$13,339,068	$8,790,543
ETFMG Prime Cyber Security ETF	980,746,016	621,360,665
ETFMG Prime Mobile Payments ETF	342,813,122	79,699,977
ETFMG Drone Economy Strategy ETF	24,049,316	14,208,395
ETFMG Video Game Tech ETF	109,630,312	33,967,964

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Funds’ determination of taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations during the year ended September 30, 2018.

NOTE 7 – SECURITIES LENDING

The Funds, except for ETFMG Prime Junior Silver ETF, may lend up to 33 1⁄3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. During the year ended September 30, 2018, Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

As of the year ended September 30, 2018, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan and Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
ETFMG Prime Cyber Security ETF	$252,738,916	$257,747,708
ETFMG Prime Mobile Payments ETF	62,768,345	63,943,784
ETFMG Drone Economy Strategy ETF	4,931,437	5,008,188
ETFMG Video Game Tech ETF	16,035,195	16,713,426

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio as shown on the Schedule of Investments, a money market fund with an overnight and continuous maturity.

NOTE 8 – FEDERAL INCOME TAXES
The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2018 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SILJ	$66,928,849	$540,845	$(22,106,575)	$(21,565,730)
HACK	1,866,926,814	307,310,359	(79,737,616)	227,572,743
IPAY	511,658,553	94,899,463	(19,465,723)	75,433,740
IFLY	51,348,181	10,588,189	(6,171,270)	4,416,919
GAMR	156,268,962	13,586,427	(22,748,527)	(9,162,100)

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2018, the components of distributable earnings (loss) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-term Gain	Total Distributable Earnings	Other Accumulated (Loss)	Total Accumulated (Loss)
SILJ	$713,794	$—	$713,794	$(23,630,715)	$(44,482,651)
HACK	—	—	—	(191,500,869)	36,071,874
IPAY	1,559,775	726,555	2,286,330	—	77,720,070
IFLY	15,364	—	15,364	(284,222)	4,148,061
GAMR	281,317	—	281,317	(612,706)	(9,493,489)

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

As of September 30, 2018, the Funds had accumulated capital loss carryovers of:

	Capital Loss Carryforward ST	Capital Loss Carryforward LT	Expires
SILJ	$13,246,133	$10,384,582	Indefinite
HACK	107,836,484	83,656,390	Indefinite
IPAY	—	—	Indefinite
IFLY	261,490	22,732	Indefinite
GAMR	612,706	—	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ending September 30, 2018.

	Late Year Ordinary Loss	Post- October Capital Loss
SILJ	$—	$—
HACK	7,995	—
IPAY	—	—
IFLY	—	—
GAMR	—	—

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2018, the following table shows the reclassifications made:

	Undistributed Accumulated Net Investment Income/(Loss)	Accumulated Net Realized Loss	Paid-In Capital
ETFMG Prime Junior Silver ETF	$721,191	$(115,711)	$(605,480)
ETFMG Prime Cyber Security ETF	83,497	(189,120,329)	189,036,832
ETFMG Prime Mobile Payments ETF	(34,499)	(28,546,941)	28,581,440
ETFMG Drone Economy Strategy ETF	(22,836)	(5,193,188)	5,216,024
ETFMG Video Game Tech ETF	18,692	(10,537,949)	10,519,257

The tax charter of distributions paid during the year ended September 30, 2018, and the year ended September 30, 2017 were as follows:

	Year Ended September 30, 2018		Year Ended September 30, 2017
	From Ordinary Income	From Capital Gains	From Ordinary Income	From Capital Gains
SILJ	$—	$—	$258,169	$—
HACK	125,955	—	3,740,625	—
IPAY	61,070	—	31,641	—
IFLY	401,757	2,383	129,906	—
GAMR	1,401,544	—	211,320	—

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

NOTE 9 – INVESTMENTS IN AFFILIATES

ETFMG Prime Cyber Security ETF

ETFMG Prime Cyber Security ETF owned 5% or more of the voting securities of the following companies during the year ended September 30, 2018. After ETFMG Prime Cyber Security ETF sold some of their holdings in Carbonite, Inc., the company was no longer deemed an affiliate of the Fund as defined by the 1940 Act. SecureWorks Corp. is deemed to be an affiliate of the Fund as of September 30, 2018. Transactions during the year in these securities were as follows:

Share Activity
Security Name	Balance September 30, 2017	Purchases	Sales	Balance September 30, 2018	Realized Gains (Losses)[1]	Net change in Unrealized Appreciation	Dividend Income	Value September 30, 2018

SecureWorks Corp. *	768,717	955,764	(783,152)	941,329	$(2,414,556)	$2,982,814	$—	$13,790,470

Carbonite, Inc.	—	2,763,118	(1,132,916)	1,630,202	3,813,529	2,000,717	—	58,116,701

Total	768,717	3,718,882	(1,916,068)	2,571,531	1,398,973	4,983,531	—	71,907,171

ETFMG Prime Mobile Payments ETF
ETFMG Prime Mobile Payments ETF owned 5% or more of the voting securities of the following company during the year ended September 30, 2018. Dai-ichi Life Holdings, Inc is deemed to be an affiliate of the Fund as of September 30, 2018 as defined by the 1940 Act. Transactions during the year in this security were as follows:

Share Activity
Security Name	Balance September 30, 2017	Purchases	Sales	Balance September 30, 2018	Realized Losses[1]	Net Change in Unrealized Appreciation	Dividend Income	Value September 30, 2018
Dai-ichi
Life
Holdings,
Inc.*	—	1,010,579	(94,953)	915,626	$(111,011)	$896,086	$297,036	$19,062,782

*Affiliate as of September 30, 2018.
1 Realized Gains (Losses) include transactions in affiliated investments and affiliated in-kind redemptions.

NOTES 10 – LEGAL MATTERS

The Trust, the trustees of the Trust, the Advisor and certain officers of the Advisor are defendants in an action filed May 2, 2017 in the Superior Court of New Jersey captioned PureShares, LLC d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. C-63-17. The PureShares action alleges claims based on disputes arising out of contractual relationships with the Advisor. The action seeks damages in unspecified amounts and injunctive relief based on breach of contract, wrongful termination, and several other theories. At the outset of the litigation, and again a few weeks later, plaintiffs sought temporary injunctive relief. Both motions were denied, and the matter is now proceeding through pretrial discovery. The defendants believe the lawsuit is without merit and intend to vigorously defend themselves against the allegations.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

The Advisor, its parent, Exchange Traded Managers Group, LLC and its chief executive officer are defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17-cv-08252. This action arises out of related facts and circumstances in the New Jersey litigation and asserts claims for breach of contract, wrongful termination and certain other theories with respect to the same exchange traded funds discussed above. The defendants in the Southern District actions believe the lawsuit is without merit and intend to vigorously defend themselves against the allegations and to assert counterclaims against NASDAQ for breaches of its duties under the related index license agreement and various other agreements. Management of the Trust and the Funds, after consultation with legal counsel, believes that the resolution of these matters will not have a material adverse effect on the Funds’ financial statements.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the Financial Statements.

ETFMG™ ETFs

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of ETF Managers Trust and the Shareholders of ETFMG Prime Junior Silver ETF, ETFMG Prime Cyber Security ETF, ETFMG Prime Mobile Payments ETF, ETFMG Drone Economy Strategy ETF and ETFMG Video Game Tech ETF:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of ETFMG Prime Junior Silver ETF, ETFMG Prime Cyber Security ETF, ETFMG Prime Mobile Payments ETF, ETFMG Drone Economy Strategy ETF and ETFMG Video Game Tech ETF (collectively the “Funds”) (certain of the Funds comprising ETF Managers Trust) as of September 30, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2018, and the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more series of the Trust since 2013.

/s/WithumSmith+Brown, PC
New York, New York
November 29, 2018

ETFMG™ ETFs

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

ETFMG ETFs Closing Price vs. NAV

          The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for each Fund is at a premium or discount to its daily net asset value (NAV). The chart presented represents past performance and cannot be used to predict future results.

ETFMG Prime Junior Silver ETF	Year Ended September 30, 2018
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	8	3.2
Greater Than or equal to 0.75% And Less Than 1.00%	24	9.6
Greater Than or Equal to 0.50% And Less Than 0.75%	34	13.5
Greater Than or Equal to 0.25% And Less Than 0.50%	44	17.5
Greater Than or Equal to 0.00% And Less Than 0.25%	38	15.1
Less Than or Equal to 0.0% And Greater Than -0.25%	46	18.3
Less Than or Equal to -0.25% And Greater Than -0.50%	28	11.2
Less Than or Equal to -0.50% And Greater Than -0.75%	19	7.6
Less Than or Equal to -0.75% And Greater Than -1.00%	10	4.0
Less than -1.00%	0	0.0

ETFMG Prime Junior Silver ETF	Year Ended September 30, 2017
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	4	1.6
Greater Than or equal to 0.75% And Less Than 1.00%	4	1.6
Greater Than or Equal to 0.50% And Less Than 0.75%	17	6.8
Greater Than or Equal to 0.25% And Less Than 0.50%	34	13.5
Greater Than or Equal to 0.00% And Less Than 0.25%	45	17.9
Less Than or Equal to 0.0% And Greater Than -0.25%	58	23.1
Less Than or Equal to -0.25% And Greater Than -0.50%	53	21.1
Less Than or Equal to -0.50% And Greater Than -0.75%	26	10.4
Less Than or Equal to -0.75% And Greater Than -1.00%	7	2.8
Less than -1.00%	3	1.2

ETFMG™ ETFs

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited) (Cont.)

ETFMG Prime Junior Silver ETF	Year Ended September 30, 2016
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	65	25.7
Greater Than or equal to 0.75% And Less Than 1.00%	24	9.5
Greater Than or Equal to 0.50% And Less Than 0.75%	44	17.4
Greater Than or Equal to 0.25% And Less Than 0.50%	40	15.8
Greater Than or Equal to 0.00% And Less Than 0.25%	15	5.9
Less Than or Equal to 0.0% And Greater Than -0.25%	19	7.5
Less Than or Equal to -0.25% And Greater Than -0.50%	20	7.9
Less Than or Equal to -0.50% And Greater Than -0.75%	9	3.6
Less Than or Equal to -0.75% And Greater Than -1.00%	9	3.6
Less than -1.00%	8	3.2

ETFMG Prime Junior Silver ETF	Year Ended September 30, 2015
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.50%	21	8.3
Greater Than or equal to 1.25% And Less Than 1.50%	12	4.8
Greater Than or Equal to 1.00% And Less Than 1.25%	20	7.9
Greater Than or Equal to 0.75% And Less Than 1.00%	24	9.5
Greater Than or Equal to 0.50% And Less Than 0.75%	27	10.7
Greater Than or Equal to 0.25% And Less Than 0.50%	20	7.9
Greater Than or Equal to 0.0% And Less Than 0.25%	27	10.7
Less Than or Equal to 0.0% And Greater Than -0.25%	16	6.4
Less Than or Equal to -0.25% And Greater Than -0.50%	28	11.1
Less Than or Equal to -0.50% And Greater Than -0.75%	18	7.2
Less Than or Equal to -0.75% And Greater Than -1.00%	19	7.5
Less Than or Equal to -1.00% And Greater Than -1.25%	8	3.2
Less Than or Equal to -1.25% And Greater Than -1.50%	5	2.0
Less than -1.50%	7	2.8

ETFMG™ ETFs

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited) (Cont.)

ETFMG Prime Junior Silver ETF	Year Ended September 30, 2014
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.50%	28	11.1
Greater Than or equal to 1.25% And Less Than 1.50%	8	3.2
Greater Than or Equal to 1.00% And Less Than 1.25%	20	7.9
Greater Than or Equal to 0.75% And Less Than 1.00%	17	6.7
Greater Than or Equal to 0.50% And Less Than 0.75%	30	11.9
Greater Than or Equal to 0.25% And Less Than 0.50%	32	12.7
Greater Than or Equal to 0.0% And Less Than 0.25%	35	13.9
Less Than or Equal to 0.0% And Greater Than -0.25%	25	9.9
Less Than or Equal to -0.25% And Greater Than -0.50%	28	11.1
Less Than or Equal to -0.50% And Greater Than -0.75%	12	4.8
Less Than or Equal to -0.75% And Greater Than -1.00%	9	3.6
Less Than or Equal to -1.00% And Greater Than -1.25%	3	1.2
Less Than or Equal to -1.25% And Greater Than -1.50%	4	1.6
Less than -1.50%	1	0.4

ETFMG Prime Cyber Security ETF	Year Ended September 30, 2018
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.0
Greater Than or Equal to 0.75% And Less Than 1.00%	0	0.0
Greater Than or Equal to 0.50% And Less Than 0.75%	0	0.0
Greater Than or Equal to 0.25% And Less Than 0.50%	6	2.4
Greater Than or Equal to 0.0% And Less Than 0.25%	161	64.1
Less Than or Equal to 0.0% And Greater Than -0.25%	82	32.7
Less Than or Equal to -0.25% And Greater Than -0.50%	1	0.4
Less Than or Equal to -0.50% And Greater Than -0.75%	1	0.4
Less Than or Equal to -0.75% And Greater Than -1.00%	0	0.0
Less than -1.00%	0	0.0

ETFMG™ ETFs

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited) (Cont.)

ETFMG Prime Cyber Security ETF	Year Ended September 30, 2017
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.0
Greater Than or Equal to 0.75% And Less Than 1.00%	0	0.0
Greater Than or Equal to 0.50% And Less Than 0.75%	0	0.0
Greater Than or Equal to 0.25% And Less Than 0.50%	5	2.0
Greater Than or Equal to 0.0% And Less Than 0.25%	143	57.0
Less Than or Equal to 0.0% And Greater Than -0.25%	100	39.8
Less Than or Equal to -0.25% And Greater Than -0.50%	3	1.2
Less Than or Equal to -0.50% And Greater Than -0.75%	0	0.0
Less Than or Equal to -0.75% And Greater Than -1.00%	0	0.0
Less than -1.00%	0	0.0

ETFMG Prime Cyber Security ETF	Year Ended September 30, 2016
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.0
Greater Than or Equal to 0.75% And Less Than 1.00%	0	0.0
Greater Than or Equal to 0.50% And Less Than 0.75%	0	0.0
Greater Than or Equal to 0.25% And Less Than 0.50%	1	0.4
Greater Than or Equal to 0.0% And Less Than 0.25%	80	31.6
Less Than or Equal to 0.0% And Greater Than -0.25%	142	56.1
Less Than or Equal to -0.25% And Greater Than -0.50%	26	10.3
Less Than or Equal to -0.50% And Greater Than -0.75%	3	1.2
Less Than or Equal to -0.75% And Greater Than -1.00%	1	0.4
Less than -1.00%	0	0.0

ETFMG™ ETFs

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited) (Cont.)

ETFMG Prime Cyber Security ETF	November 11, 2014* through September 30, 2015
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.50%	0	0.0
Greater than or equal to 1.25% And Less Than 1.50%	0	0.0
Greater Than or Equal to 1.00% And Less Than 1.25%	1	0.4
Greater Than or Equal to 0.75% And Less Than 1.00%	0	0.0
Greater Than or Equal to 0.50% And Less Than 0.75%	4	1.8
Greater Than or Equal to 0.25% And Less Than 0.50%	17	7.6
Greater Than or Equal to 0.0% And Less Than 0.25%	162	72.7
Less Than or Equal to 0.0% And Greater Than -0.25%	33	14.8
Less Than or Equal to -0.25% And Greater Than -0.50%	6	2.7
Less Than or Equal to -0.50% And Greater Than -0.75%	0	0.0
Less Than or Equal to -0.75% And Greater Than -1.00%	0	0.0
Less Than or Equal to -1.00% And Greater Than -1.25%	0	0.0
Less Than or Equal to -1.25% And Greater Than -1.50%	0	0.0
Less than -1.50%	0	0.0

*First day of secondary market trading

ETFMG Prime Mobile Payments ETF	Year Ended September 30, 2018
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.0
Greater Than or Equal to 0.75% And Less Than 1.00%	0	0.0
Greater Than or Equal to 0.50% And Less Than 0.75%	0	0.0
Greater Than or Equal to 0.25% And Less Than 0.50%	45	17.9
Greater Than or Equal to 0.0% And Less Than 0.25%	174	69.3
Less Than or Equal to 0.0% And Greater Than -0.25%	29	11.6
Less Than or Equal to -0.25% And Greater Than -0.50%	2	0.8
Less Than or Equal to -0.50% And Greater Than -0.75%	1	0.4
Less Than or Equal to -0.75% And Greater Than -1.00%	0	0.0
Less than -1.00%	0	0.0

ETFMG™ ETFs

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited) (Cont.)

ETFMG Prime Mobile Payments ETF	Year Ended September 30, 2017
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	1	0.4
Greater Than or Equal to 0.75% And Less Than 1.00%	0	0.0
Greater Than or Equal to 0.50% And Less Than 0.75%	4	1.6
Greater Than or Equal to 0.25% And Less Than 0.50%	26	10.3
Greater Than or Equal to 0.0% And Less Than 0.25%	202	80.5
Less Than or Equal to 0.0% And Greater Than -0.25%	16	6.4
Less Than or Equal to -0.25% And Greater Than -0.50%	1	0.4
Less Than or Equal to -0.50% And Greater Than -0.75%	1	0.4
Less Than or Equal to -0.75% And Greater Than -1.00%	0	0.0
Less than -1.00%	0	0.0

ETFMG Prime Mobile Payments ETF	Year Ended September 30, 2016
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	3	1.2
Greater Than or Equal to 0.75% And Less Than 1.00%	6	2.4
Greater Than or Equal to 0.50% And Less Than 0.75%	13	5.1
Greater Than or Equal to 0.25% And Less Than 0.50%	36	14.2
Greater Than or Equal to 0.0% And Less Than 0.25%	80	31.6
Less Than or Equal to 0.0% And Greater Than -0.25%	56	22.1
Less Than or Equal to -0.25% And Greater Than -0.50%	21	8.3
Less Than or Equal to -0.50% And Greater Than -0.75%	16	6.3
Less Than or Equal to -0.75% And Greater Than -1.00%	11	4.4
Less than -1.00%	11	4.4

ETFMG™ ETFs

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited) (Cont.)

ETFMG Prime Mobile Payments ETF	July 15, 2015* through September 30, 2015
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.50%	1	1.8
Greater than or equal to 1.25% And Less Than 1.50%	1	1.8
Greater Than or Equal to 1.00% And Less Than 1.25%	0	0.0
Greater Than or Equal to 0.75% And Less Than 1.00%	1	1.8
Greater Than or Equal to 0.50% And Less Than 0.75%	1	1.8
Greater Than or Equal to 0.25% And Less Than 0.50%	4	7.3
Greater Than or Equal to 0.0% And Less Than 0.25%	27	49.1
Less Than or Equal to 0.0% And Greater Than -0.25%	14	25.5
Less Than or Equal to -0.25% And Greater Than -0.50%	3	5.5
Less Than or Equal to -0.50% And Greater Than -0.75%	1	1.8
Less Than or Equal to -0.75% And Greater Than -1.00%	2	3.6
Less Than or Equal to -1.00% And Greater Than -1.25%	0	0.0
Less Than or Equal to -1.25% And Greater Than -1.50%	0	0.0
Less than -1.50%	0	0.0

*First day of secondary market trading

ETFMG Drone Economy Strategy ETF	Year Ended September 30, 2018
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	1	0.4
Greater Than or equal to 0.75% And Less Than 1.00%	0	0.0
Greater Than or Equal to 0.50% And Less Than 0.75%	17	6.8
Greater Than or Equal to 0.25% And Less Than 0.50%	72	28.7
Greater Than or Equal to 0.00% And Less Than 0.25%	89	35.4
Less Than or Equal to 0.0% And Greater Than -0.25%	53	21.1
Less Than or Equal to -0.25% And Greater Than -0.50%	14	5.6
Less Than or Equal to -0.50% And Greater Than -0.75%	3	1.2
Less Than or Equal to -0.75% And Greater Than -1.00%	1	0.4
Less than -1.00%	1	0.4

ETFMG™ ETFs

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited) (Cont.)

ETFMG Drone Economy Strategy ETF	Year Ended September 30, 2017
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	14	5.6
Greater Than or equal to 0.75% And Less Than 1.00%	39	15.5
Greater Than or Equal to 0.50% And Less Than 0.75%	52	20.7
Greater Than or Equal to 0.25% And Less Than 0.50%	80	32.0
Greater Than or Equal to 0.00% And Less Than 0.25%	47	18.7
Less Than or Equal to 0.0% And Greater Than -0.25%	16	6.3
Less Than or Equal to -0.25% And Greater Than -0.50%	3	1.2
Less Than or Equal to -0.50% And Greater Than -0.75%	0	0.0
Less Than or Equal to -0.75% And Greater Than -1.00%	0	0.0
Less than -1.00%	0	0.0

ETFMG Drone Economy Strategy ETF	March 8, 2016* through September 30, 2016
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	7	4.8
Greater Than or Equal to 0.75% And Less Than 1.00%	23	15.9
Greater Than or Equal to 0.50% And Less Than 0.75%	40	27.6
Greater Than or Equal to 0.25% And Less Than 0.50%	36	24.8
Greater Than or Equal to 0.0% And Less Than 0.25%	22	15.2
Less Than or Equal to 0.0% And Greater Than -0.25%	10	6.9
Less Than or Equal to -0.25% And Greater Than -0.50%	4	2.8
Less Than or Equal to -0.50% And Greater Than -0.75%	3	2.1
Less Than or Equal to -0.75% And Greater Than -1.00%	0	0.0
Less than -1.00%	0	0.0

*First day of secondary market trading

ETFMG Video Game Tech ETF	Year Ended September 30, 2018
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	3	1.2
Greater Than or Equal to 0.75% And Less Than 1.00%	7	2.8
Greater Than or Equal to 0.50% And Less Than 0.75%	34	13.5
Greater Than or Equal to 0.25% And Less Than 0.50%	56	22.3
Greater Than or Equal to 0.0% And Less Than 0.25%	84	33.5
Less Than or Equal to 0.0% And Greater Than -0.25%	38	15.1
Less Than or Equal to -0.25% And Greater Than -0.50%	19	7.6
Less Than or Equal to -0.50% And Greater Than -0.75%	6	2.4
Less Than or Equal to -0.75% And Greater Than -1.00%	2	0.8
Less than -1.00%	2	0.8

ETFMG™ ETFs

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited) (Cont.)

ETFMG Video Game Tech ETF	Year Ended September 30, 2017
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	4	1.6
Greater Than or Equal to 0.75% And Less Than 1.00%	5	2.0
Greater Than or Equal to 0.50% And Less Than 0.75%	30	12.0
Greater Than or Equal to 0.25% And Less Than 0.50%	76	30.3
Greater Than or Equal to 0.0% And Less Than 0.25%	66	26.3
Less Than or Equal to 0.0% And Greater Than -0.25%	41	16.3
Less Than or Equal to -0.25% And Greater Than -0.50%	22	8.8
Less Than or Equal to -0.50% And Greater Than -0.75%	5	2.0
Less Than or Equal to -0.75% And Greater Than -1.00%	1	0.4
Less than -1.00%	1	0.4

ETFMG Video Game Tech ETF	March 8, 2016* through September 30, 2016
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	10	6.9
Greater Than or Equal to 0.75% And Less Than 1.00%	20	13.8
Greater Than or Equal to 0.50% And Less Than 0.75%	24	16.6
Greater Than or Equal to 0.25% And Less Than 0.50%	37	25.5
Greater Than or Equal to 0.0% And Less Than 0.25%	28	19.3
Less Than or Equal to 0.0% And Greater Than -0.25%	17	11.7
Less Than or Equal to -0.25% And Greater Than -0.50%	5	3.5
Less Than or Equal to -0.50% And Greater Than -0.75%	2	1.4
Less Than or Equal to -0.75% And Greater Than -1.00%	2	1.4
Less than -1.00%	0	0.0

*First day of secondary market trading

ETFMG™ ETFs

EXPENSE EXAMPLES
Six Months Ended September 30, 2018 (Unaudited)

As a shareholder of ETFMG Prime Junior Silver ETF, ETFMG Prime Cyber Security ETF, ETFMG Prime Mobile Payments ETF, ETFMG Drone Economy Strategy ETF, and ETFMG Video Game Tech ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 to September 30, 2018) for the Funds.

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

ETFMG™ ETFs
EXPENSE EXAMPLES
Six Months Ended September 30, 2018 (Unaudited) (Cont.)

Fund Name	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses Paid During the Period ^	Annualized Expense Ratio During the Period April 1, 2018 to September 30, 2018
ETFMG Prime Junior Silver ETF
Actual	$1,000.00	$819.00	$3.15	0.69%
Hypothetical (5% annual)	1,000.00	1,021.61	3.50	0.69%
ETFMG Prime Cyber Security ETF
Actual	1,000.00	1,169.80	3.26	0.60%
Hypothetical (5% annual)	1,000.00	1,022.06	3.04	0.60%
ETFMG Prime Mobile Payments ETF
Actual	1,000.00	1,183.00	4.10	0.75%
Hypothetical (5% annual)	1,000.00	1,021.31	3.80	0.75%
ETFMG Drone Economy Strategy ETF
Actual	1,000.00	1,134.90	4.01	0.75%
Hypothetical (5% annual)	1,000.00	1,021.31	3.80	0.75%
ETFMG Video Game Tech ETF
Actual	1,000.00	992.20	3.75	0.75%
Hypothetical (5% annual)	1,000.00	1,021.31	3.80	0.75%

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/365 (to reflect the one-half year period for the Funds).

ETFMG™ ETFs

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee* and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group, LLC (since 2013); Chief Executive Officer (since 2016), ETF Managers Group, LLC; Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014); Chief Executive Officer (2012–2016) and Chief Compliance Officer (2012– 2014), Factor Advisors, LLC (investment adviser); President and Chief Executive Officer, Factor Capital Management LLC (2012– 2014) (commodity pool operator).	10	None
Reshma J. Amin (1978)	Chief Compliance Officer (since 2016)	Chief Compliance Officer, ETF Managers Group LLC (since 2016); Partner, Crow & Cushing (law firm) (2007–2016).	n/a	n/a
John A. Flanagan (1946)	Treasurer (since 2015)
President, John A. Flanagan CPA,
LLC (accounting services) (since
2010); Treasurer, ETF Managers
Trust (since 2015); Principal
Financial Officer, ETF Managers
Capital, LLC (commodity pool
operator) (since 2014); Chief
Financial Officer, Macromarkets
LLC (exchange traded funds)
(2007–2010)
			n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

ETFMG™ ETFs

Board of Trustees (Continued)

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
		Independent Trustees
Jared Chase (1955)	Trustee (since 2018)	Chairman, State Street Global Alliance LLC, State Street Corporation (2007-2012); Head of Global Treasury, Liability Management, Money Markets & Derivatives, State Street Corporation (2004-2007)	10	None
Terry Loebs (1963)	Trustee (since 2014)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006–2011).	10	None

Supplementary Information
September 30, 2018 (Unaudited)

FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
SILJ	0.00%
HACK	0.00%
IPAY	100.00%
IFLY	70.43%
GAMR	89.39%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2018 was as follows:

Fund Name	Dividends Received Deduction
SILJ	0.00%
HACK	0.00%
IPAY	96.16%
IFLY	58.52%
GAMR	23.85%

Short Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

Fund Name	Short-Term Capital Gain
SILJ	0.00%
HACK	0.00%
IPAY	0.00%
IFLY	58.22%
GAMR	2.36%

During the year ended September 30, 2018, the Funds did not declare any long-term realized gains distributions.

Pursuant to Section 853 of the Internal Revenue Code the Fund designated the following amounts as foreign taxes paid for the year ended September 30, 2018. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

			Per Share
Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Gross Foreign Source Income	Foreign Taxes Passthrough	Shares Outstanding at 9/30/18
GAMR	1,834,496	107,005	0.66708932	0.03891090	2,750,000
SILJ	203,788	13,800	0.03918994	0.00265376	5,200,000

ETFMG™ ETFs

SUPPLEMENTARY INFORMATION
September 30, 2018 (Continued)

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

Each Fund files its Form N-Q with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Funds’ first and third fiscal quarters. For each Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Funds’ portfolio holdings as of the end of those fiscal quarters. The Funds’ N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov. The Funds’ portfolio holdings are posted on the Funds’ website at www.ETFMG.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (877) 756-7873, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etfmgfunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (877) 756-7873 or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.etfmgfunds.com. Read the prospectus carefully before investing.

ETF MANAGERS TRUST

Privacy Policy and Procedures

ETF Managers Trust, (the “Trust”) has adopted the following privacy policies in order to safeguard the personal information of the Trust’s customers and consumers in accordance with Regulation S-P as promulgated by the U.S. Securities and Exchange Commission.

Trust officers are responsible for ensuring that the following policies and procedures are implemented:

1) The Trust is committed to protecting the confidentiality and security of the information they collect and will handle personal customer and consumer information only in accordance with Regulation S-P and any other applicable laws, rules and regulations1. The Trust will ensure: (a) the security and confidentiality of customer records and information; (b) that customer records and information are protected from any anticipated threats and hazards; and (c) that customer records and information are protected from unauthorized access or use.

2) The Trust conducts its business affairs through its trustees, officers and third parties that provide services pursuant to agreements with the Trust. The Trust has no employees. It is anticipated that the trustees and officers of the Trust who are not employees of service providers of the Trust will not have access to customer records and information in the performance of their normal responsibilities for the Trust.

3) The Trust may share customer information with its affiliates, subject to the customers’ right to prohibit such sharing.

4) The Trust may share customer information with unaffiliated third parties only in accordance with the requirements of Regulation S-P. Pursuant to this policy, the Trust will not share customer information with unaffiliated third parties other than as permitted by law, unless authorized to do so by the customer.

Consistent with these policies, the Trust has adopted the following procedures:

1) The Trust will determine that the policies and procedures of its affiliates and Service Providers are reasonably designed to safeguard customer information and only permit appropriate and authorized access to and use of customer information through the application of appropriate administrative, technical and physical protections.

2) The Trust will direct each of its Service Providers to adhere to the privacy policy of the Trust and to its privacy policies with respect to all customer information of the Trust and to take all actions reasonably necessary so that the Trust is in compliance with the provisions of Regulation S-P, including, as applicable, the development and delivery of privacy notices and the maintenance of appropriate and adequate records.

3) The Trust requires its Service Providers to provide periodic reports to the Trust’s Board of Trustees outlining their privacy policies and the implementation of such policies. Each Service Provider is required to promptly report to the Trust’s Board any material changes to its privacy policy before, or promptly after, the adoption of such changes

(1)  Generally, the Funds have institutional clients which are not considered “customers” for purposes of regulation S-P.

Advisor
ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Distributor
ETFMG Financial, Inc.
30 Maple Street, Suite 2, Summit, NJ 07901

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services
615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

Annual Report
September 30, 2018

ETFMG Alternative Harvest ETF

Ticker: MJ

The fund is a series of ETF Managers Trust.

ETFMG Alternative Harvest ETF

September 30, 2018

1

ETFMG Alternative Harvest ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the ETFMG Alternative Harvest ETF (“MJ” or the “Fund”). The following information pertains to the fiscal year ended September 30, 2018.

The Fund tracks the Prime Alternative Harvest Index (the “Index”), designed to measure the performance of companies within the cannabis ecosystem benefitting from global medicinal and recreational cannabis legalization.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Alternative Harvest Index (the “Index”). On December 26, 2017, the Fund’s investment objective and principal investment strategy were substantially revised. The performance and average annual total returns shown for periods prior to December 26, 2017 is likely to have differed had the Fund’s current investment strategy been in effect during those periods.

For the fiscal year ended September 30, 2018, the total return for the Fund was 33.85%, which reflects the performance of the Fund under two different investment strategies for the period. The total return for the Index was 40.56%. The difference was primarily attributable to two different investment strategies utilized for the period and, additionally, Fund expenses that are not a part of the Index. The best performers on the basis of contribution to return were Tilray, Canopy Growth and Cronos Group, while the worst performers were Auxly Cannabis Growth, Isodiol International and Newstrike Brands.

There is much ahead for environmentally sustainable and socially responsible investing. We are thankful you have joined us by investing in the ETFMG Alternative Harvest ETF.

We thank you for your interest in the Fund. You can find further details about MJ by visiting www.etfmj.com, or by calling 1-844-ETF-MGRS (1-844-383-6477).

Sincerely,

Samuel Masucci III
Chairman of the Board
2

ETFMG Alternative Harvest
ETF Growth of $10,000 (Unaudited)

Average Annual Returns	1 Year	Since Inception
Year Ended September 30, 2018	Return	(12/3/2015)
ETFMG Alternative Harvest ETF (NAV)	33.85%	27.15%
ETFMG Alternative Harvest ETF (Market)	30.10%	26.14%
S&P 500 Index (2)	18.61%	13.41%
Prime Alternative Harvest Index (2)	40.56%	28.73%

Total Fund Operating Expenses(1)		0.75%

(1)	The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2018.

(2)
The return reflects the actual performance through September 28, 2018 (the last day of the fiscal year that the New York Stock Exchange was open) to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  All performance is historical and includes reinvestment of dividends and capital gains.  Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on December 2, 2015, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The unmanaged indices do not reflect fees and are not available for direct investment.

3

ETFMG Alternative Harvest ETF

Top Ten Holdings*

		% of Total
	Security	Investments
1	Tilray, Inc.	9.40%
2	Aurora Cannabis, Inc.	9.32%
3	Canopy Growth Corp.	9.07%
4	Cronos Group, Inc.	9.00%
5	GW Pharmaceuticals PLC - ADR	6.27%
6	CannTrust Holdings, Inc.	4.77%
7	Hydropothecary Corp.	4.61%
8	Corbus Pharmaceuticals Holdings, Inc.	3.39%
9	Green Organic Dutchman Holdings Ltd.	3.30%
10	Emerald Health Therapeutics, Inc.	3.25%

	Top Ten Holdings = 62.38% of Total Investments
	* Current Fund holdings may not be indicative of future Fund holdings.

4

ETFMG Alternative Harvest ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

This is not a complete list of risks that may affect the Fund.  For additional information concerning the risks applicable to the Fund, please see the Fund’s prospectus.

The possession and use of marijuana, even for medical purposes, is illegal under federal and certain states’ laws, which may negatively impact the value of the Fund’s investments. Use of marijuana is regulated by both the federal government and state governments, and state and federal laws regarding marijuana often conflict. Even in those states in which the use of marijuana has been legalized, its possession and use remains a violation of federal law. Federal law criminalizing the use of marijuana pre-empts state laws that legalizes its use for medicinal and recreational purposes. Cannabis companies and pharmaceutical companies may never be able to legally produce and sell products in the United States or other national or local jurisdictions.

The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

The consumer staples sector may be affected by the permissibility of using various product components and production methods, marketing campaigns and other factors affecting consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

ETF shares are not individually redeemable and owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation and Redemption Units only, typically consisting of aggregations of 50,000 shares.

5

ETFMG Alternative Harvest ETF

PORTFOLIO ALLOCATIONS
As of September 30, 2018

ETFMG
Alternative
Harvest ETF
As a percent of Net Assets:
Australia	1.0%
Canada	65.9
Denmark	1.1
Hong Kong	1.1
Italy	1.0
Japan	1.1
Mexico	— ^
Spain	0.8
Sweden	1.0
United Kingdom	8.5
United States	17.1
Cash and other Net Assets (Liabilities)	1.4
100.0%
^ Less than 0.05%.
6

ETFMG Alternative Harvest ETF

Schedule of Investments
September 30, 2018

	Shares	Value

COMMON STOCKS - 98.6%
Australia - 1.0%
Pharmaceuticals - 1.0%
Cann Group Ltd.(a)	3,531,330	$6,967,713

Canada - 65.9%
Investment Companies - 9.3%
Cronos Group, Inc.(a)	5,698,932	63,372,124
Total Investment Companies		63,372,124
Miscellaneous Manufacturing - 0.0%
Radient Technologies, Inc.(a)	235,222	218,506
Pharmaceuticals - 56.6%
Aurora Cannabis, Inc.(a)	6,828,605	65,600,733
Auxly Cannabis Group, Inc.(a)	21,344,260	19,001,324
CannTrust Holdings, Inc.(a)	3,411,793	33,568,594
Canopy Growth Corp.(a)	1,314,225	63,839,338
Emerald Health Therapeutics, Inc.(a)	6,432,715	22,906,412
Green Organic Dutchman Holdings Ltd.(a)	4,156,193	23,197,217
Hydropothecary Corp.(a)	4,787,475	32,427,950
Newstrike Resources Ltd.(a)	18,706,034	10,426,034
Organigram Holdings, Inc.(a)	4,151,911	22,176,962
Supreme Cannabis Co., Inc.(a)	4,579,732	7,905,873
TerrAscend Corp.(a)	2,462,567	12,390,999
Tilray, Inc.(a) ^	460,440	66,128,393
Vivo Cannabis, Inc.(a)	4,349,794	5,252,889
Total Pharmaceuticals		384,822,718
Total Canada		448,413,348

Denmark - 1.1%
Tobacco - 1.1%
Scandinavian Tobacco Group AS	484,990	7,437,022

Hong Kong - 1.1%
Chemicals - 1.1%
Huabao International Holdings Ltd.	13,663,438	7,330,544

Italy - 1.0%
Machinery - 1.0%
Gima TT SpA	523,229	6,581,642

Japan - 1.1%
Tobacco - 1.1%
Japan Tobacco, Inc.	279,638	7,299,605

Mexico - 0.00%
Construction & Engineering - 0.00%
Empresas ICA SAB de CV(a)(b)	155,893	—

The accompanying notes are an integral part of these financial statements.

7

ETFMG Alternative Harvest ETF

Schedule of Investments
September 30, 2018

	Shares	Value
Spain - 0.8%
Paper & Forest Products - 0.8%
Miquel y Costas & Miquel SA	142,386	$5,289,697

Sweden - 1.0%
Tobacco - 1.0%
Swedish Match AB	136,250	6,974,979

United Kingdom - 8.5%
Pharmaceuticals - 6.5%
GW Pharmaceuticals PLC - ADR(a)	255,611	44,154,244
Tobacco - 2.0%
British American Tobacco PLC	140,566	6,567,296
Imperial Brands PLC	200,929	6,995,105
Total Tobacco		13,562,401
Total United Kingdom		57,716,645

United States - 17.1%
Biotechnology - 8.2%
Arena Pharmaceuticals, Inc.(a)	202,561	9,321,855
Cara Therapeutics, Inc.(a)	427,628	10,241,691
Corbus Pharmaceuticals Holdings, Inc.(a)	3,161,514	23,869,431
Insys Therapeutics, Inc.(a)	1,204,784	12,132,175
Total Biotechnology		55,565,152
Chemicals - 1.1%
Scotts Miracle-Gro Co.	96,953	7,633,110
Paper & Forest Products - 1.0%
Schweitzer-Mauduit International, Inc.	180,089	6,899,210
Tobacco - 6.8%
22nd Century Group, Inc.(a) ^	3,103,720	8,721,453
Altria Group, Inc.	128,321	7,739,040
Philip Morris International, Inc.	87,904	7,167,692
Turning Point Brands, Inc.	224,758	9,318,467
Universal Corp.	112,327	7,301,255
Vector Group Ltd.	431,330	5,943,727
Total Tobacco		46,191,634
Total United States		116,289,106
TOTAL COMMON STOCKS (Cost $544,985,230)		670,300,301

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 4.9% +
Stock Loan Cash Collateral - 4.9%
Stock Loan Cash Collateral		33,551,774
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost 33,551,774)		33,551,774

The accompanying notes are an integral part of these financial statements.

8

ETFMG Alternative Harvest ETF

Schedule of Investments
September 30, 2018

	Shares	Value
Total Investments (Cost $578,537,004) - 103.5%		$703,852,075
Liabilities in Excess of Other Assets - (3.5)%		(24,292,823)
TOTAL NET ASSETS - 100.0%		$679,559,252

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Includes a security that is categorized as Level 3 per the Trust’s fair value hierarchy. This security represents $0 or 0.00% of the Fund’s net assets and is classified as a Level 3 security.

+	Total cash collateral was $33,551,774 as of September 30, 2018.
^	All or a portion of this security is out on loan as of September 30, 2018. Total value of securities out on loan is $33,551,774.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P.

The accompanying notes are an integral part of these financial statements.

9

ETFMG Alternative Harvest ETF

STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2018

ETFMG
Alternative
Harvest
ETF
ASSETS
Investments in securities, at value*	$703,852,075
Cash	8,932,532
Receivables:
Dividends and interest receivable	367,126
Due from broker	29,103
Securities lending income receivable	531,061
Total Assets	713,711,897

LIABILITIES
Collateral received for securities loaned (Note 7)	33,551,774
Payables:
Management fees payable	353,914
Foreign currency	246,957
Total Liabilities	34,152,645
Net Assets	$679,559,252

NET ASSETS CONSIST OF:
Paid-in Capital	$616,953,565
Total Distributable Earnings	62,605,687
Net Assets	$679,559,252

*Identified Cost:
Investments in securities	$578,537,004

Foreign currency	839,756
Shares Outstanding^	17,100,000
Net Asset Value, Offering and Redemption Price per Share	$39.74

^ No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

10

ETFMG Alternative Harvest ETF

STATEMENT OF OPERATIONS
Year Ended September 30, 2018

ETFMG
Alternative
Harvest ETF
INVESTMENT INCOME
Income:
Dividends from securities (net of foreign withholding taxes of $114,711)	$2,707,200
Interest	35,939
Securities lending Income	2,945,664
Total Investment Income	5,688,803

Expenses:
Management fees	2,207,376
Total Expenses	2,207,376
Net Investment Income	3,481,427

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated investments	(62,666,978)
In-Kind redemptions	4,003,590
Foreign currency	(243,077)
Net Realized Loss on Investments and Foreign Currency	(58,906,465)
Net Change in Unrealized Appreciation (Depreciation) of:
Unaffiliated investments in securities	124,526,379
Foreign currency and foreign currency translation	(766,564)
Net Change in Unrealized Appreciation of Investments and Foreign Currency	123,759,815
Net Realized and Unrealized Gain on Investments	64,853,350
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,334,777

The accompanying notes are an integral part of these financial statements.

11

ETFMG Alternative Harvest ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2018	2017
OPERATIONS
Net investment income	$3,481,427	$69,004
Net realized gain (loss) on investments and foreign currency	(58,906,465)	68,596
Net change in unrealized appreciation (depreciation) of investments and foreign currency	123,759,815	415,461
Net increase (decrease) in net assets resulting from operations	68,334,777	553,061

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(2,416,185)	(263,218)
From net realized gain	(40,848)	(70,581)
Total Distributions to Shareholders	(2,457,033)	(333,799)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares(a)	607,365,911	3,084,065
Transaction Fees (Note 1)	44,190	4,359
Net increase in net assets from capital share transactions	607,410,101	3,088,424
Net increase in net assets	$673,287,845	$3,307,686

NET ASSETS
Beginning of Period	6,271,407	2,963,721
End of Period	$679,559,252	$6,271,407

(a) Summary of share transactions is as follows:

	Year Ended		Year Ended
	September 30, 2018		September 30, 2017
	Shares	Amount	Shares	Amount
Shares Sold	19,000,000	$666,343,766	100,000	$3,084,065
Transaction Fees (Note 1)	—	44,190	—	4,359
Shares Redeemed	(2,100,000)	(58,977,855)	—	—
Net Transactions in Fund Shares	16,900,000	$607,410,101	100,000	$3,088,424
Beginning Shares	200,000		100,000
Ending Shares	17,100,000		200,000

The accompanying notes are an integral part of these financial statements.

12

ETFMG Alternative Harvest ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period/year

	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,
	2018	2017	2016(1)

Net Asset Value, Beginning of Period/Year	$31.36	$29.64	$25.00
Income from Investment Operations:
Net investment income(2)	0.37	0.57	0.98
Net realized and unrealized gain (loss) on investments	8.95	4.42	4.59
Total from investment operations	9.32	4.99	5.57
Less Distributions:
Distributions from net investment income	(0.74)	(2.56)	(0.93)
Distributions from net realized gain	(0.20)	(0.71)	—
Total distributions	(0.94)	(3.27)	(0.93)
Net asset value, end of period/year	$39.74	$31.36	$29.64
Total Return	33.85%	20.23%	22.63	%(3)

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$679,559	$6,271	$2,964
Expenses to Average Net Assets	0.75%	0.79%	0.79	%(4)
Net Investment Income to Average Net Assets	1.18%	1.98%	5.88	%(4)
Portfolio Turnover Rate	97%	44%	44	%(3)

(1)	Commencement of operations on December 2, 2015.
(2)	Calculated based on average shares outstanding during the period/year.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.
13

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018

NOTE 1 – ORGANIZATION

ETFMG Alternative Harvest ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).  The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Prime Alternative Harvest Index (the “Index”).  The Fund commenced operations on December 2, 2015 as the Tierra XP Latin America Real Estate ETF.

Effective December 26, 2017, the Board of Trustees of the Trust approved the following changes to the Fund:  a) The Fund’s name was changed to the ETFMG Alternative Harvest ETF; b) the Fund’s underlying index, the Solactive Latin America Real Estate Index, was replaced with the Prime Alternative Harvest Index; c) The Fund’s investment objective was changed to the following: “The ETFMG Alternative Harvest ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Prime Alternative Harvest Index” (the “New Index”); and d) the non-fundamental policy that, under normal circumstances, the Fund will not invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of real estate related companies in Latin America was eliminated.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in the Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges are included in “Transaction Fees” in the Statement of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
14

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying Fund’s operations and policies, please refer to those Funds’ semiannual and annual reports, which are filed with the SEC.

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2018, the Fund held one fair valued security which was without value.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
15

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

The following table presents a summary of the Funds’ assets measured at fair value as of September 30, 2018:

ETFMG Alternative Harvest ETF
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$670,300,301	$—	$—	(1)	$670,300,301
Investments Purchased with Security Lending Collateral*	—	—	—		33,551,774
Total Investments in Securities and Investments Purchased with Security Lending Collateral	$670,300,301	$—	$—		$703,852,075

^ See Schedule of Investments for classifications by country and industry.

(1)  Includes a security valued at $0.

The ETFMG Alternative Harvest ETF held a Level 3 security at the end of the period. The security classified as Level 3 is deemed immaterial.  This security transferred from Level 1 to Level 3 due to being previously priced in an active market.  There were no transfers into or out of Level 2 during the year ended September 30, 2018.  Transfers between levels are recognized at the end of the reporting period.

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made. To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2018 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.

16

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

D.
Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by the Fund on a quarterly basis.  Distributions to Shareholders from net realized gains on securities of the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – RISK FACTORS

Investing in the ETFMG Alternative Harvest ETF may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

17

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

United States Regulatory Risks of the Marijuana Industry: The possession and use of marijuana, even for medical purposes, is illegal under federal and certain states’ laws, which may negatively impact the value of the Fund’s investments. Use of marijuana is regulated by both the federal government and state governments, and state and federal laws regarding marijuana often conflict. Even in those states in which the use of marijuana has been legalized, its possession and use remains a violation of federal law. Federal law criminalizing the use of marijuana pre-empts state laws that legalizes its use for medicinal and recreational purposes. Members of the Trump Administration, including former Attorney General Jeff Sessions, have made statements indicating that the Trump Administration intends to take a harsher stance on federal marijuana laws. Any such change in the federal government’s enforcement of current federal laws could adversely affect the ability of the companies in which the Fund invests to possess or cultivate marijuana, including in connection with pharmaceutical research, or it could shrink the customer pool for certain of the Fund’s portfolio companies. Any of these outcomes would negatively affect the profitability and value of the Fund’s investments. The Cannabis Companies and Pharmaceutical Companies may never be able to legally produce and sell products in the United States or other national or local jurisdictions.

Marijuana is a Schedule I controlled substance under the Controlled Substances Act (“CSA”) (21 U.S.C. § 811), meaning that it has a high potential for abuse, has no currently “accepted medical use” in the United States, lacks accepted safety for use under medical supervision, and may not be prescribed, marketed or sold in the United States. No drug product containing natural cannabis or naturally-derived cannabis extracts have been approved by the FDA for use in the United States or obtained registrations from the United States Drug Enforcement Administration (“DEA”) for commercial production and the DEA may never issue the registrations required for the commercialization of such products.

Facilities conducting research, manufacturing, distributing, importing or exporting, or dispensing controlled substances must be registered (licensed) to perform these activities and have the security, control, recordkeeping, reporting and inventory mechanisms required by the DEA to prevent drug loss and diversion. Failure to obtain the necessary registrations or comply with necessary regulatory requirements may significantly impair the ability of certain companies in which the Fund invests to pursue medical marijuana research or to otherwise cultivate, possess or distribute marijuana.

Non-U.S. Regulatory Risks of the Marijuana Industry. The companies in which the Fund invests are subject to various laws, regulations and guidelines relating to the manufacture, management, transportation, storage and disposal of marijuana, as well as being subject to laws and regulations relating to health and safety, the conduct of operations and the protection of the environment. Even if a company’s operations are permitted under current law, they may not be permitted in the future, in which case such company may not be in a position to carry on its operations in its current locations. Additionally, controlled substance legislation differs between countries and legislation in certain countries may restrict or limit the ability of certain companies in which the Fund invests to sell their products.

Operational Risks of the Marijuana Industry. Companies involved in the marijuana industry face intense competition, may have limited access to the services of banks, may have substantial burdens on company resources due to litigation, complaints or enforcement actions, and are heavily dependent on receiving necessary permits and authorizations to engage in medical marijuana research or to otherwise cultivate, possess or distribute marijuana. Since the use of marijuana is illegal under United States federal law, federally regulated banking institutions may be unwilling to make financial services available to growers and sellers of marijuana.

Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

18

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

Consumer Staples Sector Risk. The consumer staples sector may be affected by the permissibility of using various product components and production methods, marketing campaigns and other factors affecting consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on the Fund’s performance.

Securities Lending Risk. Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-today operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single management fee. For services provided the Fund pays the Advisor at an annual rate of 0.75% of the Fund’s average daily net assets. Under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”).  From the period October 1, 2017 to December 25, 2017, the Fund’s Sponsor was Tierra Funds, LLC. Tierra Funds, LLC agreed to sublicense the use of the Underlying Index to the Advisor.  Effective December 26, 2017, the Advisor has entered into an  Agreement with ETFMG Financial, LLC (the “Sponsor”).  The Sponsor provides marketing support for the Fund, including distributing marketing materials related to the Fund.

19

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. For the year ended September 30, 2018, the Fund did not incur any 12b-1 expenses.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the year ended September 30 2018:

	Purchases	Sales
ETFMG Alternative Harvest ETF	$296,100,386	$292,600,624

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the year ended September 30 2018:

	Purchases	Sales
	In-Kind	In-Kind
ETFMG Alternative Harvest ETF	$652,149,860	$57,441,855

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the determination of the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the year ended September 30, 2018.

NOTE 7 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by Wedbush Securities Inc (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. The Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the Custodian in accordance with the custody agreement. The Fund could experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

20

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

As of September 30, 2018, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received
	Values of	Fund
	Securities	Collateral
Fund	on Loan	Received*
ETFMG Alternative Harvest ETF	$33,551,774	$33,551,774

* The securities on loan were collateralized in full with cash, as shown on the Schedule of Investments.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2018 were as follows:

Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
ETFMG Alternative Harvest ETF	$578,537,004	$155,913,673	$(30,598,602)	$125,315,071

	Undistributed	Total	Other	Total
	Ordinary	Distributable	Accumulated	Accumulated
	Income	Earnings	Loss	Gain
ETFMG Alternative Harvest ETF	$1,057,477	$1,057,477	$(63,766,861)	$62,605,687

As of September 30, 2018, the Fund had accumulated capital loss carryovers of:

	Capital Loss
	Carryover	Expires
ETFMG Alternative Harvest ETF	$63,766,861	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ended September 30, 2018.

Late Year
	Ordinary	Post-October
	Loss	Capital Loss
ETFMG Alternative Harvest ETF	None	None

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2018, the following table shows the reclassifications made:

Undistributed
Accumulated
	Net	Accumulated
	Investment	Net Realized	Paid-In
	Income	Loss	Capital
ETFMG Alternative Harvest ETF	$44,190	$(4,003,590)	$(3,959,400)

21

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

NOTE 9 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal years ended September 30, 2018 and September 30, 2017 are as follows:

	Year Ended September 30, 2018		Year Ended September 30, 2017
	From Ordinary Income	From Capital Gains	From Ordinary Income	From Capital Gains
ETFMG Alternative Harvest ETF	$2,416,185	$40,848	$263,218	$70,581

NOTE 10 – LEGAL MATTERS

The Trust, the trustees of the Trust, the Adviser and certain officers of the Adviser are defendants in an action filed May 2, 2017 in the Superior Court of New Jersey captioned PureShares, LLC d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. C-63-17. The PureShares action alleges claims based on disputes arising out of contractual relationships with the Adviser. The action seeks damages in unspecified amounts and injunctive relief based on breach of contract, wrongful termination, and several other theories. At the outset of the litigation, and again a few weeks later, plaintiffs sought temporary injunctive relief. Both motions were denied, and the matter is now proceeding through pretrial discovery. The defendants believe the lawsuit is without merit and intend to vigorously defend themselves against the allegations.

The Adviser, its parent, Exchange Traded Managers Group, LLC and its chief executive officer are defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17-cv-08252. This action arises out of related facts and circumstances in the New Jersey litigation and asserts claims for breach of contract, wrongful termination and certain other theories with respect to the same exchange traded Fund discussed above. The defendants in the Southern District actions believe the lawsuit is without merit and intend to vigorously defend themselves against the allegations and to assert counterclaims against NASDAQ for breaches of its duties under the related index license agreement and various other agreements. Management of the Trust and the Fund, after consultation with legal counsel, believes that the resolution of these matters will not have a material adverse effect on the Fund’s financial statements.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.
22

ETFMG Alternative Harvest ETF

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of ETF Managers Trust
and the Shareholders of ETFMG Alternative Harvest ETF:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of ETFMG Alternative Harvest ETF (the “Fund”) (a series of ETF Managers Trust (the “Trust”)), as of September 30, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, and the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more series of the Trust since 2013.

/s/WithumSmith+Brown, PC
New York, New York
November 29, 2018
23

ETFMG Alternative Harvest ETF

EXPENSE EXAMPLE
Six Months Ended September 30, 2018 (Unaudited)

As a shareholder of ETFMG Alternative Harvest ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 to September 30, 2018).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

ETFMG Alternative Harvest ETF
	Beginning Account Value April 1, 2018	Ending Account Value March 31, 2018	Expenses Paid During the Period^	Annualized Expense Ratio During the Period April 1, 2018 to September 30, 2018
Actual	$ 1,000.00	$ 1,377.00	$ 4.47	0.75%

Hypothetical (5% annual)	$ 1,000.00	$ 1,021.31	$ 3.80	0.75%

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/365 (to reflect the period from April 1, 2018 to September 30, 2018).
24

ETFMG Alternative Harvest ETF

SUPPLEMENTARY INFORMATION
September 30, 2018 (Unaudited)

FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	QDI
ETFMG Alternative Harvest ETF	80.82%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2018 was as follows:

Fund Name	DRD
ETFMG Alternative Harvest ETF	41.38%

Short Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for the Fund was as follows:

Fund Name	Short-Term Capital Gain
ETFMG Alternative Harvest ETF	0.23%

Pursuant to Section 853 of the Internal Revenue Code the Fund designated the following amounts as foreign taxes paid for the year ended September 30, 2018. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

			Per Share
Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Gross Foreign Source Income	Foreign Taxes Passthrough	Shares Outstanding at 9/30/18
ETFMG Alternative Harvest ETF	1,531,423	114,711	0.08955688	0.00670825	17,100,000

25

ETFMG Alternative Harvest ETF

SUPPLEMENTARY INFORMATION
September 30, 2018 (Unaudited) (Continued)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Funds’ portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room). The Fund’s portfolio holdings are posted on the Fund’s website at www.etfmj.com daily.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.etfmj.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.etfmj.com. Read the prospectus carefully before investing.
26

ETFMG Alternative Harvest ETF

Frequency Distribution of Premiums and Discounts (Unaudited)

ETFMG Alternative Harvest ETF Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for each Fund is at a premium or discount to its daily net asset value (NAV). The chart presented represents past performance and cannot be used to predict future results.

	Year Ended September 30, 2018
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	10	4.15
Greater Than or equal to 0.75% And Less Than 1.00%	3	0.41
Greater Than or Equal to 0.50% And Less Than 0.75%	14	4.98
Greater Than or Equal to 0.25% And Less Than 0.50%	38	14.52
Greater Than or Equal to 0.00% And Less Than 0.25%	63	25.32
Less Than or Equal to 0.0% And Greater Than -0.25%	48	19.92
Less Than or Equal to -0.25% And Greater Than -0.50%	47	19.09
Less Than or Equal to -0.50% And Greater Than -0.75%	13	5.39
Less Than or Equal to -0.75% And Greater Than -1.00%	8	3.32
Less than -1.00%	7	2.9

	Year Ended September 30, 2017
Premium/Discount Range	Number of Days	Percentage of Total Days
4.00% to 4.50%	9	3.6
3.50% to 4.00%	11	4.4
3.00% to 3.50%	26	10.4
2.50% to 3.00%	35	13.9
2.00% to 2.50%	21	8.4
1.50% to 2.00%	49	19.5
1.00% to 1.50%	49	19.5
1.00% or Less	51	20.3

	December 2, 2015* through September 30, 2016
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	186	88.6
Greater Than or equal to 0.75% And Less Than 1.00%	0	0.0
Greater Than or Equal to 0.50% And Less Than 0.75%	3	1.4
Greater Than or Equal to 0.25% And Less Than 0.50%	3	1.4
Greater Than or Equal to 0.00% And Less Than 0.25%	3	1.4
Less Than or Equal to 0.0% And Greater Than -0.25%	2	1.0
Less Than or Equal to -0.25% And Greater Than -0.50%	4	1.9
Less Than or Equal to -0.50% And Greater Than -0.75%	2	1.0
Less Than or Equal to -0.75% And Greater Than -1.00%	3	1.4
Less than -1.00%	4	1.9

*  First day of secondary market trading.
27

ETFMG Alternative Harvest ETF

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee* and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group, LLC (since 2013); Chief Executive Officer (since 2016), ETF Managers Group, LLC; Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014); Chief Executive Officer (2012–2016) and Chief Compliance Officer (2012– 2014), Factor Advisors, LLC (investment adviser); President and Chief Executive Officer, Factor Capital Management LLC (2012– 2014) (commodity pool operator).	10	None
Reshma J. Amin (1978)	Chief Compliance Officer (since 2016)	Chief Compliance Officer, ETF Managers Group LLC (since 2016); Partner, Crow & Cushing (law firm) (2007–2016).	n/a	n/a
John A. Flanagan (1946)	Treasurer (since 2015)
President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Principal Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2014); Chief Financial Officer, Macromarkets LLC (exchange traded funds) (2007–2010)
			n/a	n/a
 * Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.
28

ETFMG Alternative Harvest ETF

Board of Trustees (Continued)

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Jared Chase (1955)	Trustee (since 2018)	Chairman, State Street Global Alliance LLC, State Street Corporation (2007-2012); Head of Global Treasury, Liability Management, Money Markets & Derivatives, State Street Corporation (2004-2007)	10	None
Terry Loebs (1963)	Trustee (since 2014)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006–2011).	10	None

29

ETFMG Alternative Harvest ETF

ETF MANAGERS TRUST

Privacy Policy and Procedures

ETF Managers Trust, (the “Trust”) has adopted the following privacy policies in order to safeguard the personal information of the Trust’s customers and consumers in accordance with Regulation S-P as promulgated by the U.S. Securities and Exchange Commission.

Trust officers are responsible for ensuring that the following policies and procedures are implemented:

1) The Trust is committed to protecting the confidentiality and security of the information they collect and will handle personal customer and consumer information only in accordance with Regulation S-P and any other applicable laws, rules and regulations(1). The Trust will ensure: (a) the security and confidentiality of customer records and information; (b) that customer records and information are protected from any anticipated threats and hazards; and (c) that customer records and information are protected from unauthorized access or use.

2) The Trust conducts its business affairs through its trustees, officers and third parties that provide services pursuant to agreements with the Trust. The Trust has no employees. It is anticipated that the trustees and officers of the Trust who are not employees of service providers of the Trust will not have access to customer records and information in the performance of their normal responsibilities for the Trust.

3) The Trust may share customer information with its affiliates, subject to the customers’ right to prohibit such sharing.

4) The Trust may share customer information with unaffiliated third parties only in accordance with the requirements of Regulation S-P. Pursuant to this policy, the Trust will not share customer information with unaffiliated third parties other than as permitted by law, unless authorized to do so by the customer.

Consistent with these policies, the Trust has adopted the following procedures:

1) The Trust will determine that the policies and procedures of its affiliates and Service Providers are reasonably designed to safeguard customer information and only permit appropriate and authorized access to and use of customer information through the application of appropriate administrative, technical and physical protections.

2) The Trust will direct each of its Service Providers to adhere to the privacy policy of the Trust and to its privacy policies with respect to all customer information of the Trust and to take all actions reasonably necessary so that the Trust is in compliance with the provisions of Regulation S-P, including, as applicable, the development and delivery of privacy notices and the maintenance of appropriate and adequate records.

3) The Trust requires its Service Providers to provide periodic reports to the Trust’s Board of Trustees outlining their privacy policies and the implementation of such policies. Each Service Provider is required to promptly report to the Trust’s Board any material changes to its privacy policy before, or promptly after, the adoption of such changes.

(1)   Generally, the Funds have institutional clients which are not considered “customers” for purposes of regulation S-P.
30

Advisor
ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Distributor
ETFMG Financial, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Custodian
Wedbush Securities Inc.
1000 Wilshire Boulevard, Los Angeles, California 90017

Transfer Agent
Computershare Investor Services
480 Washington Boulevard, Jersey City, New Jersey 07310

Securities Lending Agent
Wedbush Securities Inc.
1000 Wilshire Boulevard, Los Angeles, California 90017

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

Annual Report

September 30, 2018

BlueStar Israel Technology ETF
Ticker: ITEQ

The fund is a series in the ETF Managers Trust.

BlueStar Israel Technology ETF

September 30, 2018

BlueStar Israel Technology ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the BlueStar Israel Technology Exchange-Traded Fund (“ITEQ” or the “Fund”). The following information pertains to the fiscal period from October 1, 2017 to September 30, 2018.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the BlueStar Israel Global Technology Index (the “Index”).

Over the 12-month period ending September 30, 2018, the total return for the Fund was 15.41% while the total return for the Index was 16.38%. The difference was primarily attributable to Fund expenses that are not a part of the Index. The best performers in the Fund on the basis of contribution to its return were NovoCure, NICE Systems, and Wix.com, while the worst performers were OPKO Health, Tower Semiconductor, and Elbit Systems.

We believe Israeli companies play an essential role in the global high technology value chain. Most technology users, from online shoppers to Fortune 500 companies, use Israeli technology applications and solutions every day without ever being aware of it. From cybersecurity and defense to clean energy and agriculture, Israeli innovations power some of the biggest names in the tech industry today.

Even in industries where Israeli companies do not have dominant individual market share, the collective footprint of Israeli companies is significant in many key technology subsectors, and Israel-based Research & Development and non-public companies are usually significant contributors to that same sub-industry’s ecosystem.

There is much ahead for Israeli Technology companies and we are thankful you have joined us. You can find further details about ITEQ by visiting www.iteqetf.com, or by calling 1-844-ETF-MGRS. (1-844-383-6477).

Sincerely,

Samuel Masucci III
Chairman of the Board

Samuel Masucci III is a registered representative of ETFMG Financial, LLC.

2

BlueStar Israel Technology ETF
Growth of $10,000 (Unaudited)

Average Annual Returns
Period Ended September 30, 2018	1 Year Return	Since Inception (11/2/2015)	Value of $10,000 (9/30/2018)
BlueStar Israel Technology ETF (NAV)	15.41%	13.72%	$14,543
BlueStar Israel Technology ETF (Market)	15.08%	13.79%	$14,567
S&P 500 Index	17.91%	14.18%	$14,872
BlueStar Israel Global Technology IndexTM	16.38%	14.60%	$14,713

Total Fund Operating Expenses[1]			0.75%

1. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 2, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any. The index returns do not reflect fees or expenses and are not available for direct investment.

3

BlueStar Israel Technology ETF

Top Ten Holdings (Unaudited)*

		% of Total
	Security	Investments
1	Check Point Software Technologies Ltd.	8.15%
2	NICE Ltd.	6.93%
3	Amdocs Ltd.	6.42%
4	Wix.com Ltd.	4.70%
5	Novocure Ltd.	4.13%
6	Mellanox Technologies Ltd.	4.01%
7	Verint Systems, Inc.	3.78%
8	Elbit Systems Ltd.	3.49%
9	CyberArk Software Ltd.	3.35%
10	Orbotech Ltd.	3.16%

	Top Ten Holdings = 48.12% of Total Investments
	* Current Fund holdings may not be indicative of future Fund holdings.

4

BlueStar Israel Technology ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

The BlueStar Israel Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the BlueStar Israel Global Technology IndexTM (“BIGITechTM” or the “Index”).

Investment in securities of Israeli companies involves risks that may negatively affect the value of your investment in the Fund. Among other things, Israel’s economy depends on imports of certain key items, such as crude oil, coal, grains, raw materials and military equipment. Foreign investing involves special risks such as currency fluctuations and political uncertainty. Funds that invest in smaller companies may experience greater volatility. Funds that emphasize investments in technology generally will experience greater price volatility. The Fund’s return may not match or achieve a high degree of correlation with the return of the BIGITech™ Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The BlueStar Israel Global Technology Index™ (BIGITech™) is an index of Israeli technology companies listed on global stock exchanges in Tel Aviv, New York, London and elsewhere.

S&P 500: The S&P 500 Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

5

BlueStar Israel Technology ETF

PORTFOLIO ALLOCATIONS
As of September 30, 2018 (Unaudited)

BlueStar Israel
Technology
ETF
As a percent of Net Assets:
Australia	0.4%
Cayman Islands	0.6
Guernsey	7.4
Hong Kong	0.3
Israel	60.5
Jersey	5.0
United Kingdom	4.0
United States	21.3
Short-Term and other Net Assets (Liabilities)	0.5
100.0%

6

BlueStar Israel Technology ETF

Schedule of Investments
September 30, 2018

	Shares	Value

COMMON STOCKS - 99.5%
Australia - 0.4%
Diversified Telecommunication Services - 0.2%
Sky & Space Global Ltd. (a)	2,657,952	$121,042
Machinery - 0.2%
Fluence Corp Ltd. (a)	472,041	145,017
Total Australia		266,059

Cayman Islands - 0.6%
Software - 0.6%
Sapiens International Corp. NV	32,236	380,993

Guernsey - 7.4%
IT Services - 7.4%
Amdocs Ltd.	64,653	4,265,805
SafeCharge International Group Ltd.	66,407	283,902
Total IT Services		4,549,707

Hong Kong - 0.3%
Health Care Equipment & Supplies - 0.3%
Sisram Medical Ltd. (a)	295,519	200,829

Israel - 60.5%
Aerospace & Defense - 4.3%
Aeronautics Ltd. (a)	77,899	180,624
Elbit Systems Ltd.	18,270	2,316,524
RADA Electronic Industries Ltd. (a)	60,487	177,227
Total Aerospace & Defense		2,674,375
Auto Components - 0.3%
Foresight Autonomous Holdings Ltd. (a)	272,997	156,185
Biotechnology - 2.9%
BioLine RX Ltd. - ADR (a)(c)	209,523	224,190
Galmed Pharmaceuticals Ltd. (a)	23,274	316,061
Intec Pharma Ltd. (a)	49,514	279,754
Kamada Ltd. (a)	49,719	306,865
UroGen Pharma Ltd. (a)	10,546	498,088
Vascular Biogenics Ltd. (a)	71,114	115,560
Total Biotechnology		1,740,518
Communications Equipment - 4.1%
AudioCodes Ltd.	32,884	330,813
Ceragon Networks Ltd. (a)	89,897	302,953
Ituran Location & Control Ltd.	15,592	536,365
RADCOM Ltd. (a)	13,371	150,424
Radware Ltd. (a)	32,693	865,383
Silicom Ltd. (a)	7,736	313,772
Total Communications Equipment		2,499,710

The accompanying notes are an integral part of these financial statements.

7

BlueStar Israel Technology ETF

Schedule of Investments
September 30, 2018 (Continued)

	Shares	Value
Electronic Equipment, Instruments & Components - 3.7%
Magal Security Systems Ltd. (a)	33,361	$187,489
Orbotech Ltd. (a)	35,296	2,097,994
Total Electronic Equipment, Instruments & Components		2,285,483
Health Care Equipment & Supplies - 1.8%
Mazor Robotics Ltd. (a)	38,395	1,103,062
Household Durables - 0.6%
Maytronics Ltd.	54,778	355,712
Independent Power and Renewable Electricity Producers - 0.8%
Energix-Renewable Energies Ltd. (a)	196,271	226,197
Enlight Renewable Energy Ltd. (a)	478,530	249,960
Total Independent Power and Renewable Electricity Producers		476,157
IT Services - 6.4%
Formula Systems 1985 Ltd.	8,438	354,464
Matrix IT Ltd.	34,601	414,272
Wix.com Ltd. (a)	26,123	3,126,923
Total IT Services		3,895,659
Life Sciences Tools & Services - 0.4%
Compugen Ltd. (a)	73,036	268,057
Machinery - 1.4%
Kornit Digital Ltd. (a)	29,424	644,385
Sarine Technologies Ltd.	361,377	173,148
Total Machinery		817,533
Pharmaceuticals - 1.3%
Foamix Pharmaceuticals Ltd. (a)	49,199	281,910
MediWound Ltd. (a)	30,554	187,907
Redhill Biopharma Ltd. - ADR (a)(c)	34,076	300,891
Total Pharmaceuticals		770,708
Semiconductors & Semiconductor Equipment - 8.5%
Camtek Ltd.	29,047	248,933
Mellanox Technologies Ltd. (a)	36,281	2,664,839
Nova Measuring Instruments Ltd. (a)	23,131	598,466
Tower Semiconductor Ltd. (a)	79,648	1,734,239
Total Semiconductors & Semiconductor Equipment		5,246,477
Software - 22.3%
Allot Communications Ltd. (a)	42,384	266,022
Allot Communications Ltd. (a)	1,782	11,013
Attunity Ltd. (a)	23,551	444,878
Check Point Software Technologies Ltd. (a)(c)	46,057	5,419,526
CyberArk Software Ltd. (a)	27,852	2,223,704
Hilan Ltd.	15,594	388,157
Magic Software Enterprises Ltd.	32,443	286,755
Nice Ltd. (a)	40,712	4,605,759
Total Software		13,645,814
Technology Hardware, Storage & Peripherals - 1.7%
Stratasys Ltd. (a)(c)	46,216	1,068,052
Total Israel		37,003,502

The accompanying notes are an integral part of these financial statements.

8

BlueStar Israel Technology ETF

Schedule of Investments
September 30, 2018 (Continued)

	Shares	Value
Jersey - 5.0%
Health Care Equipment & Supplies - 4.5%
Novocure Ltd. (a)	52,367	$2,744,031
Interactive Media & Services - 0.5%
XLMedia PLC	226,828	276,432
Total Jersey		3,020,463

United Kingdom - 4.0%
Communications Equipment - 0.5%
Telit Communications PLC (a)	146,320	329,364
Diversified Financial Services - 2.2%
Plus500 Ltd.	76,374	1,326,954
Hotels, Restaurants & Leisure - 0.8%
888 Holdings PLC	201,975	524,668
Media - 0.5%
Taptica international Ltd.	71,678	350,346
Total United Kingdom		2,531,332

United States - 21.3%
Aerospace & Defense - 0.3%
Arotech Corp. (a)	50,641	172,179
Biotechnology - 2.6%
BrainStorm Cell Therapeutics, Inc. (a)	37,988	145,114
OPKO Health, Inc. (a)	291,660	1,064,839
Pluristem Therapeutics, Inc. (a)	167,641	216,845
Protalix BioTherapeutics, Inc. (a)	331,521	220,564
Total Biotechnology		1,647,362
Commercial Services & Supplies - 0.3%
Pointer Telocation Ltd. (a)	12,547	159,882
Communications Equipment - 0.8%
Gilat Satellite Networks Ltd. (a)	55,398	483,555
Electric Utilities - 2.5%
Ormat Technologies, Inc.	29,684	1,561,157
Semiconductors & Semiconductor Equipment - 3.5%
CEVA, Inc. (a)	20,679	594,521
DSP Group, Inc. (a)	26,298	312,946
SolarEdge Technologies, Inc. (a)(c)	32,015	1,205,365
Total Semiconductors & Semiconductor Equipment		2,112,832
Software - 11.3%
ForeScout Technologies, Inc. (a)	18,945	715,363
Imperva, Inc. (a)	26,691	1,239,797
LivePerson, Inc. (a)	45,912	1,172,729
Varonis Systems, Inc. (a)	16,848	1,234,116
Verint Systems, Inc. (a)	50,103	2,510,160
Total Software		6,872,165
Total United States		13,009,132
TOTAL COMMON STOCKS (Cost $54,347,232)		60,962,017

The accompanying notes are an integral part of these financial statements.

9

BlueStar Israel Technology ETF

Schedule of Investments
September 30, 2018 (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 1.90% (b)	193,052	$193,052
TOTAL SHORT-TERM INVESTMENTS (Cost $193,052)		193,052

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 8.7%
Mount Vernon Liquid Assets Portfolio, LLC, 2.31% (b)		5,313,584
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 5,313,584)		5,313,584

Total Investments (Cost $59,853,868) - 108.5%		66,468,653
Liabilities in Excess of Other Assets - (8.5)%		(5,225,564)
TOTAL NET ASSETS - 100.0%		$61,243,089

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at September 30, 2018.
(c)	All or a portion of this security is out on loan as of September 30, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

10

BlueStar Israel Technology ETF

STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2018

BlueStar Israel
Technology
ETF
ASSETS
Investments in securities, at value*	$66,468,653
Cash	274
Receivables:
Dividends and interest receivable	120,981
Securities lending income receivable	1,206
Total Assets	66,591,114

LIABILITIES
Collateral received for securities loaned (Note 7)	5,313,584
Payables:
Management fees payable	34,441
Total Liabilities	5,348,025
Net Assets	$61,243,089

NET ASSETS CONSIST OF:
Paid-in Capital	$55,102,365
Total Distributable Earnings	6,140,724
Net Assets	$61,243,089

*Identified Cost:
Investments in securities	$59,853,868

Shares Outstanding^	1,700,000
Net Asset Value, Offering and Redemption Price per Share	$36.03

^ No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

11

BlueStar Israel Technology ETF

STATEMENT OF OPERATIONS
For the Year Ended September 30, 2018

BlueStar Israel
Technology
ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of $39,241)	$309,937
Interest	1,706
Securities lending income	25,358
Total Investment Income	337,001

Expenses:
Management fees	292,018
Total Expenses	292,018
Net Investment Income	44,983

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated investments	(78,659)
In-Kind redemptions	1,535,893
Foreign currency	(1,961)
Net Realized Gain on Investments and Foreign Currency	1,455,273
Net Change in Unrealized Appreciation (Depreciation) of:
Unaffiliated investments	3,976,021
Foreign currency and foreign currency translation	(60)
Net Change in Unrealized Appreciation of Investments and Foreign Currency	3,975,961
Net Realized and Unrealized Gain on Investments	5,431,234
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,476,217

The accompanying notes are an integral part of these financial statements.

12

BlueStar Israel Technology ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2018	2017
OPERATIONS
Net investment income	$44,983	$8,590
Net realized gain on investments	1,455,273	221,184
Net change in unrealized appreciation of investments	3,975,961	2,411,218
Net increase in net assets resulting from operations	5,476,217	2,640,992

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(163,624)	(18,370	)*

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares	32,392,245	15,800,080
Net increase in net assets	37,704,838	18,422,702

NET ASSETS
Beginning of Year	23,538,251	5,115,549
End of Year	$61,243,089	$23,538,251	**

* Includes net investment income distributions of $18,370.
** Includes undistributed (accumulated) net investment loss of $(1,355).

Summary of share transactions is as follows:

	Year Ended		Year Ended
	September 30, 2018		September 30, 2017
	Shares	Amount	Shares	Amount
Shares Sold	1,150,000	$38,822,145	650,000	$18,752,200
Shares Redeemed	(200,000)	(6,429,900)	(100,000)	(2,952,120)
Net Transactions in Fund Shares	950,000	$32,392,245	550,000	$15,800,080
Beginning Shares	750,000		200,000
Ending Shares	1,700,000		750,000

The accompanying notes are an integral part of these financial statements.

13

BlueStar Israel Technology ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,
	2018	2017	2016[1]

Net Asset Value, Beginning of Year/Period	$31.38	$25.58	$25.00
Income from Investment Operations:
Net investment income [2]	0.04	0.02	0.05
Net realized and unrealized gain on investments	4.78	5.87	0.53
Total from investment operations	4.82	5.89	0.58
Less Distributions:
Distributions from net investment income	(0.17)	(0.09)	—
Net asset value, end of year/period	$36.03	$31.38	$25.58
Total Return	15.41%	23.16%	2.31%[3]

Ratios/Supplemental Data:
Net assets at end of year/period (000’s)	$61,243	$23,538	$5,116
Expenses to Average Net Assets	0.75%	0.75%	0.75%[4]
Net Investment Income to Average Net Assets	0.12%	0.07%	0.23%[4]
Portfolio Turnover Rate	11%	19%	14%[3]

[1]	Commencement of operations on November 2, 2015.
[2]	Calculated based on average shares outstanding during the year/period.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

14

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018

NOTE 1 – ORGANIZATION

BlueStar Israel Technology ETF (formerly known as BlueStar TA – BIGITechTM Israel Technology ETF) (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the BlueStar Israel Global Technology Index TM (“BIGITech TM” or the “Index”). The Fund commenced operations on November 2, 2015.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NASDAQ Stock Market, LLC. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in the Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services –Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying Fund’s operations and policies, please refer to those Funds’ semiannual and annual reports, which are filed with the SEC.

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

15

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2018, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

16

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2018:

BlueStar Israel Technology ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$60,962,017	$—	$—	$60,962,017
Short-Term Investments	193,052	—	—	193,052
Investments Purchased with Securities Lending Collateral*	—	—	—	5,313,584
Total Investments in Securities	$61,155,069	$—	$—	$66,468,653

^ See Schedule of Investments for classifications by country and industry.

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2018 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of September 30, 2018, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

17

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

D.
Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any are generally declared and paid by the Fund on a quarterly basis. Net realized gains on securities of the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – RISK FACTORS

Investing in the BlueStar Israel Technology ETF may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Style Risk. The Fund is not actively managed. Therefore, the Fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, the Fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Fund’s expenses, the Fund’s performance may be below that of its index.

18

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that the Fund’s or its underlying index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-today operations of the Fund, subject to the direction and control of the Board and the officers of the Trust.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration and accounting, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee. For services provided the Fund pays the Advisor at an annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.75% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with ITEQ ETF Partners, LLC (the “Sponsor”), under which the Sponsor agrees to sublicense the use of the Underlying Index to the Advisor. The Sponsor also provides marketing support for the Fund, including distributing marketing materials related to the Fund. ITEQ ETF Partners, LLC is a privately held business focused on bringing exchange-traded investment products to investors in the U.S. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. Additionally, the Sponsor is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”), provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

19

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. For the year ended September 30, 2018, the Fund did not incur any 12b-1 expenses.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the year ended September 30, 2018:

	Purchases	Sales
BlueStar Israel Technology ETF	$4,255,929	$5,170,525

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the year ended September 30, 2018:

	Purchases	Sales In-
	In-Kind	Kind
BlueStar Israel Technology ETF	$38,591,341	$5,503,082

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the determination of the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the year ended September 30, 2018.

NOTE 7 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type earns of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of September 30, 2018, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

20

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

As of September 30, 2018, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan and Collateral Received

	Values of	Fund
	Securities	Collateral
Fund	on Loan	Received*
BlueStar Israel Technology ETF	$5,165,610	$5,313,584

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, an investment with an overnight and continuous maturity, as shown on the Schedule of Investments.

Interest income earned on collateral investments (including applicable fees) and recognized by the Fund during the year ended September 30, 2018, aggregated $25,358.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2018 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlueStar Israel Technology ETF	$60,394,917	$10,006,885	$(3,933,149)	$6,073,736

	Undistributed Ordinary Income	Undistributed Long-term Gain	Total Distributable Earnings	Other Accumulated (Loss)	Total Accumulated Gain
BlueStar Israel Technology ETF	$146,990	$—	$146,990	$(80,002)	$6,140,724

As of September 30, 2018, the Fund had accumulated capital loss carryovers of:

	Capital Loss
	Carryforward
	LT	Expires
BlueStar Israel Technology ETF	$79,947	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ended September 30, 2018.

21

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

Late Year
	Ordinary	Post-October
	Loss	Capital Loss
BlueStar Israel Technology ETF	None	None

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2018, the following table shows the reclassifications made:
Undistributed
	Accumulated	Accumulated
	Net Investment	Net Realized	Paid-In
	Income	Loss	Capital
BlueStar Israel Technology ETF	$113,579	$(1,642,177)	$1,528,598

The tax character of distributions paid by the Fund during the fiscal years ended September 30, 2018 and September 30, 2017 are as follows:

	Year Ended September 30, 2018		Year Ended September 30, 2017
	From Ordinary Income	From Capital Gains	From Ordinary Income	From Capital Gains
BlueStar Israel Technology ETF	$163,624	$—	$18,370	$—

NOTE 9 – LEGAL MATTERS

The Trust, the trustees of the Trust, the Adviser and certain officers of the Adviser are defendants in an action filed May 2, 2017 in the Superior Court of New Jersey captioned PureShares, LLC d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. C-63-17. The PureShares action alleges claims based on disputes arising out of contractual relationships with the Adviser. The action seeks damages in unspecified amounts and injunctive relief based on breach of contract, wrongful termination, and several other theories. At the outset of the litigation, and again a few weeks later, plaintiffs sought temporary injunctive relief. Both motions were denied, and the matter is now proceeding through pretrial discovery. The defendants believe the lawsuit is without merit and intend to vigorously defend themselves against the allegations.

The Adviser, its parent, Exchange Traded Managers Group, LLC and its chief executive officer are defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17-cv-08252. This action arises out of related facts and circumstances in the New Jersey litigation and asserts claims for breach of contract, wrongful termination and certain other theories with respect to the same exchange traded Fund discussed above. The defendants in the Southern District actions believe the lawsuit is without merit and intend to vigorously defend themselves against the allegations and to assert counterclaims against NASDAQ for breaches of its duties under the related index license agreement and various other agreements. Management of the Trust and the Fund, after consultation with legal counsel, believes that the resolution of these matters will not have a material adverse effect on the Fund’s financial statements.

22

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the Financial Statements.

23

BlueStar Israel Technology ETF

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of ETF Managers Trust
and the Shareholders of BlueStar Israel Technology ETF:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlueStar Israel Technology ETF (the “Fund”) (a series of ETF Managers Trust) as of September 30, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, and the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more series of the Trust since 2013.

/s/WithumSmith+Brown, PC
New York, New York
November 29, 2018

24

BlueStar Israel Technology ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

BlueStar Israel Technology ETF Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for each Fund is at a premium or discount to its daily net asset value (NAV). The chart presented represents past performance and cannot be used to predict future results.

	Year Ended
BlueStar Israel Technology ETF	September 30, 2018
	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than 1.00%	2	0.8
Greater Than or equal to 0.75% And Less Than 1.00%	2	0.8
Greater Than or Equal to 0.50% And Less Than 0.75%	25	9.9
Greater Than or Equal to 0.25% And Less Than 0.50%	135	53.8
Greater Than or Equal to 0.00% And Less Than 0.25%	71	28.3
Less Than or Equal to 0.0% And Greater Than -0.25%	12	4.8
Less Than or Equal to -0.25% And Greater Than -0.50%	3	1.2
Less Than or Equal to -0.50% And Greater Than -0.75%	1	0.4
Less Than or Equal to -0.75% And Greater Than -1.00%	0	0.0
Less than -1.00%	0	0.0

	Year Ended
BlueStar Israel Technology ETF	September 30, 2017
	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than 1.00%	0	0.0
Greater Than or equal to 0.75% And Less Than 1.00%	1	0.4
Greater Than or Equal to 0.50% And Less Than 0.75%	15	6.0
Greater Than or Equal to 0.25% And Less Than 0.50%	161	64.1
Greater Than or Equal to 0.00% And Less Than 0.25%	70	27.9
Less Than or Equal to 0.0% And Greater Than -0.25%	4	1.6
Less Than or Equal to -0.25% And Greater Than -0.50%	0	0.0
Less Than or Equal to -0.50% And Greater Than -0.75%	0	0.0
Less Than or Equal to -0.75% And Greater Than -1.00%	0	0.0
Less than -1.00%	0	0.0

	November 2, 2015* through
BlueStar Israel Technology ETF	September 30, 2016
	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than 1.00%	3	1.3
Greater Than or equal to 0.75% And Less Than 1.00%	8	3.5
Greater Than or Equal to 0.50% And Less Than 0.75%	70	30.3
Greater Than or Equal to 0.25% And Less Than 0.50%	103	44.6
Greater Than or Equal to 0.00% And Less Than 0.25%	38	16.5
Less Than or Equal to 0.0% And Greater Than -0.25%	8	3.5
Less Than or Equal to -0.25% And Greater Than -0.50%	1	0.4
Less Than or Equal to -0.50% And Greater Than -0.75%	0	0.0
Less Than or Equal to -0.75% And Greater Than -1.00%	0	0.0
Less than -1.00%	0	0.0

*First day of secondary market trading

25

BlueStar Israel Technology ETF

EXPENSE EXAMPLE
Six Months Ended September 30, 2018 (Unaudited)

As a shareholder of BlueStar Israel Technology ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 to September 30, 2018).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

BlueStar Israel Technology ETF

				Annualized
				Expense Ratio
	Beginning	Ending	Expenses	During the
	Account	Account	Paid	Period April 30,
	Value	Value	During	2018 –
	April 1,	September	the	September 30,
	2018	30, 2018	Period^	2018
Actual	$1,000.00	$1,126.10	$4.00	0.75%

Hypothetical (5% annual)	$1,000.00	$1,021.31	$3.80	0.75%

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/365 (to reflect the period from April 1, 2018 to September 30, 2018).

26

BlueStar Israel Technology ETF

SUPPLEMENTARY INFORMATION
September 30, 2018 (Unaudited)

FEDERAL TAX INFORMATION (Unaudited)

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	QDI
Etho Climate Leadership U.S. ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2018 was as follows:

Fund Name	DRD
Etho Climate Leadership U.S. ETF	100.00%

Short Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for the Fund was as follows:

Fund Name	Short-Term Capital Gain
Etho Climate Leadership U.S. ETF	5.17%

27

BlueStar Israel Technology ETF

SUPPLEMENTARY INFORMATION
September 30, 2018 (Unaudited) (Continued)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Funds’ portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov. The Fund’s portfolio holdings are posted on the Fund’s website at www.iteqetf.com daily.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.iteqetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.iteqetf.com. Read the prospectus carefully before investing.

28

BlueStar Israel Technology ETF

SUPPLEMENTARY INFORMATION
September 30, 2018 (Unaudited) (Continued)

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee* and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group, LLC (since 2013); Chief Executive Officer (since 2016), ETF Managers Group, LLC; Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014); Chief Executive Officer (2012–2016) and Chief Compliance Officer (2012– 2014), Factor Advisors, LLC (investment adviser); President and Chief Executive Officer, Factor Capital Management LLC (2012– 2014) (commodity pool operator).	10	None
Reshma J. Amin (1978)	Chief Compliance Officer (since 2016)	Chief Compliance Officer, ETF Managers Group LLC (since 2016); Partner, Crow & Cushing (law firm) (2007–2016).	n/a	n/a
John A. Flanagan (1946)	Treasurer (since 2015)
President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Principal Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2014); Chief Financial Officer, Macromarkets LLC (exchange traded funds) (2007–2010)
			n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

29

BlueStar Israel Technology ETF

SUPPLEMENTARY INFORMATION
September 30, 2018 (Unaudited) (Continued)

Board of Trustees (Continued)

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Jared Chase (1955)	Trustee (since 2018)	Chairman, State Street Global Alliance LLC, State Street Corporation (2007-2012); Head of Global Treasury, Liability Management, Money Markets & Derivatives, State Street Corporation (2004-2007)	10	None
Terry Loebs (1963)	Trustee (since 2014)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006–2011).	10	None

30

BlueStar Israel Technology ETF

SUPPLEMENTARY INFORMATION
September 30, 2018 (Unaudited) (Continued)

ETF MANAGERS TRUST

Privacy Policy and Procedures

ETF Managers Trust, (the “Trust”) has adopted the following privacy policies in order to safeguard the personal information of the Trust’s customers and consumers in accordance with Regulation S-P as promulgated by the U.S. Securities and Exchange Commission.

Trust officers are responsible for ensuring that the following policies and procedures are implemented:

1) The Trust is committed to protecting the confidentiality and security of the information they collect and will handle personal customer and consumer information only in accordance with Regulation S-P and any other applicable laws, rules and regulations1. The Trust will ensure: (a) the security and confidentiality of customer records and information; (b) that customer records and information are protected from any anticipated threats and hazards; and (c) that customer records and information are protected from unauthorized access or use.

2) The Trust conducts its business affairs through its trustees, officers and third parties that provide services pursuant to agreements with the Trust. The Trust has no employees. It is anticipated that the trustees and officers of the Trust who are not employees of service providers of the Trust will not have access to customer records and information in the performance of their normal responsibilities for the Trust.

3) The Trust may share customer information with its affiliates, subject to the customers’ right to prohibit such sharing.

4) The Trust may share customer information with unaffiliated third parties only in accordance with the requirements of Regulation S-P. Pursuant to this policy, the Trust will not share customer information with unaffiliated third parties other than as permitted by law, unless authorized to do so by the customer.

Consistent with these policies, the Trust has adopted the following procedures:

1) The Trust will determine that the policies and procedures of its affiliates and Service Providers are reasonably designed to safeguard customer information and only permit appropriate and authorized access to and use of customer information through the application of appropriate administrative, technical and physical protections.

2) The Trust will direct each of its Service Providers to adhere to the privacy policy of the Trust and to its privacy policies with respect to all customer information of the Trust and to take all actions reasonably necessary so that the Trust is in compliance with the provisions of Regulation S-P, including, as applicable, the development and delivery of privacy notices and the maintenance of appropriate and adequate records.

3) The Trust requires its Service Providers to provide periodic reports to the Trust’s Board of Trustees outlining their privacy policies and the implementation of such policies. Each Service Provider is required to promptly report to the Trust’s Board any material changes to its privacy policy before, or promptly after, the adoption of such changes

(1) Generally, the Funds have institutional clients which are not considered “customers” for purposes of regulation S-P.

31

Advisor
ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Distributor
ETFMG Financial, Inc.
30 Maple Street, Suite 2, Summit, NJ 07901

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services
615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

Annual Report

September 30, 2018

Etho Climate Leadership U.S. ETF
Ticker: ETHO

The fund is a series of the ETF Managers Trust.

Etho Climate Leadership U.S. ETF

September 30, 2018

1

Etho Climate Leadership U.S. ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Etho Climate Leadership U.S. Exchange-Traded Fund (“ETHO” or the “Fund”). The following information pertains to the fiscal period from October 1, 2017 to September 30, 2018.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Etho Climate Leadership Index – U.S. (the “Index”).

The Fund saw positive performance during the fiscal period ended September 30, 2018. The total return for the Fund was 18.16% while the total return for the Index was 17.60%. The difference was primarily attributable to Fund expenses that are not a part of the Index. The best performing sectors in the Fund on the basis of contribution to return were Information Technology and Healthcare while the worst performers were Real Estate and Consumer Staples.

As you may know, the Etho Climate Leadership U.S. ETF offers broad diversification across companies that have demonstrated efficiency and leadership with their use of resources and their supply chains when compared to industry peers. The Fund holds roughly 290 equities equally weighted and results in a carbon emissions profile that is, on average, 50-70% lower per dollar invested than conventional U.S. benchmark indices.1 ETHO avoids investment in any direct fossil fuel companies, as well as enablers of that industry, along with a series of other unsustainable industries such as Tobacco/Weapons/Gambling, etc. Equal weighting of the Fund allows for the elimination of equities that do not meet ETHO’s standards without there being a significant impact on the diversification or performance of the Fund. It also creates broad exposure to both the sectors and factors that potentially make for greater stability and higher performance.

There is much ahead for environmentally sustainable and socially responsible investing. We are thankful you have joined us by investing in the Etho Climate Leadership U.S. ETF.

You can find further details about ETHO by visiting www.ethoetf.com, or by calling 1- 844-ETF-MGRS (1-844-383-6477).

Sincerely,
Samuel Masucci III
Chairman of the Board

1 Etho Capital. www.ethocapital.com
2

Average Annual Returns	1 Year	Since Inception	Value of $10,000
Year Ended September 30, 2018	Return	(11/18/2015)	(9/30/2018)
Etho Climate Leadership U.S. ETF (NAV)	18.16%	16.22%	$15,392
Etho Climate Leadership U.S. ETF (Market)	18.22%	16.27%	$15,411
S&P 500 Index	17.91%	14.73%	$14,830
Etho Climate Leadership Index - U.S.	17.60%	15.53%	$15,128

Total Fund Operating Expenses[1]			0.45%

1. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 18, 2015, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sale of Fund shares.  The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any.  The index returns do not reflect fees or expenses and are not available for direct investment.
3

Etho Climate Leadership U.S. ETF

Top Ten Holdings (Unaudited)*
	Security	% of Total Investments
1	Advanced Micro Devices, Inc.	0.88%
2	DexCom, Inc.	0.55%
3	Lululemon Athletica, Inc.	0.51%
4	MasterCard, Inc.	0.50%
5	SVB Financial Group	0.46%
6	Illumina, Inc.	0.44%
7	Align Technology, Inc.	0.44%
8	Integrated Device Technology, Inc.	0.44%
9	Seattle Genetics, Inc.	0.42%
10	Tractor Supply Co.	0.41%
	Top Ten Holdings 5.05% of Total Investments * Current Fund holdings may not be indicative of future Fund holdings.
4

Etho Climate Leadership U.S. ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

The Etho Climate Leadership U.S. ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Etho Climate Leadership Index – US (the “Index”).

Funds that invest in smaller companies may experience greater volatility. The Fund’s return may not match or achieve a high degree of correlation with the return of the Etho Climate Leadership Index US (ticker: ETHO INDEX). To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The Etho Climate Leadership Index™ (ECLI™) is a broad-based index of publicly traded U.S. companies that are, on average, more climate efficient (as measured by carbon emission as percentage of market capitalization) than their industry peers.

S&P 500: The S&P 500 Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
5

Etho Climate Leadership U.S. ETF

PORTFOLIO ALLOCATIONS
As of September 30, 2018 (Unaudited)

Etho Climate
Leadership U.S.
ETF
As a percent of Net Assets:
Bermuda	1.6%
Canada	0.4
Ireland	0.7
Jersey	0.3
Switzerland	0.7
United Kingdom	0.4
United States	95.0
Virgin Islands (UK)	0.3
Closed-End Funds	0.3
Short-Term and other Net Assets (Liabilities)	0.3
100.0%

6

Etho Climate Leadership U.S. ETF

Schedule of Investments
September 30, 2018

	Shares	Value
COMMON STOCKS - 99.4%
Bermuda - 1.6%
Chemicals - 0.3%
Axalta Coating Systems Ltd. (a)	3,730	$108,767
Insurance - 1.3%
Arch Capital Group Ltd. (a)	3,945	117,600
Everest Re Group Ltd.	438	100,070
RenaissanceRe Holdings Ltd.	811	108,333
White Mountains Insurance Group Ltd.	136	127,278
Total Insurance		453,281
Total Bermuda		562,048

Canada - 0.4%
Commercial Services & Supplies - 0.4%
Waste Connections, Inc.	1,568	125,079

Ireland - 0.7%
Electrical Equipment - 0.1%
nVent Electric PLC	1,659	45,058
Machinery - 0.2%
Pentair PLC	1,659	71,918
Pharmaceuticals - 0.4%
Jazz Pharmaceuticals PLC (a)	745	125,256
Total Ireland		242,232

Jersey - 0.3%
Auto Components - 0.3%
Aptiv PLC	1,323	111,000

Switzerland - 0.7%
Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity Ltd.	1,127	99,097
Household Durables - 0.4%
Garmin Ltd.	1,910	133,796
Total Switzerland		232,893

United Kingdom - 0.4%
Insurance - 0.3%
Aon PLC	802	123,332
Media - 0.1%
Liberty Global PLC – Class A (a)	1,183	34,224
Total United Kingdom		157,556

The accompanying notes are an integral part of these financial statements.
7

Etho Climate Leadership U.S. ETF

Schedule of Investments
September 30, 2018 (Continued)

	Shares	Value
United States - 95.0%
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	1,201	$117,602
Expeditors International of Washington, Inc.	1,777	130,663
Total Air Freight & Logistics		248,265
Airlines - 0.3%
Southwest Airlines Co.	1,965	122,714
Auto Components - 0.3%
Gentex Corp. (c)	4,892	104,982
Automobiles - 0.5%
Tesla, Inc. (a)(c)	422	111,733
Thor Industries, Inc.	977	81,775
Total Automobiles		193,508
Banks - 3.8%
Bank of Hawaii Corp.	1,355	106,923
Commerce Bancshares, Inc.	1,877	123,920
Cullen/Frost Bankers, Inc.	1,059	110,602
First Horizon National Corp.	5,980	103,215
First Republic Bank	1,216	116,736
Fulton Financial Corp.	6,346	105,661
People’s United Financial, Inc.	6,035	103,319
Signature Bank	791	90,838
South State Corp.	1,319	108,158
SVB Financial Group (a)	582	180,903
Synovus Financial Corp.	2,253	103,165
Zions Bancorporation	2,135	107,070
Total Banks		1,360,510
Biotechnology - 2.0%
Agios Pharmaceuticals, Inc. (a)	1,376	106,117
Alnylam Pharmaceuticals, Inc. (a)	939	82,181
Incyte Corp. (a)	1,351	93,327
Ionis Pharmaceuticals, Inc. (a)	2,554	131,735
Seattle Genetics, Inc. (a)	2,151	165,886
Vertex Pharmaceuticals, Inc. (a)	684	131,834
Total Biotechnology		711,080
Building Products - 2.3%
AO Smith Corp.	1,771	94,518
Apogee Enterprises, Inc.	2,596	107,267
Fortune Brands Home & Security, Inc.	1,911	100,060
Lennox International, Inc.	551	120,338
Masco Corp.	2,788	102,041
Simpson Manufacturing Co., Inc.	1,953	141,514
Trex Co., Inc. (a)	2,052	157,963
Total Building Products		823,701
Capital Markets - 3.8%
Cboe Global Markets, Inc.	984	94,425
Charles Schwab Corp.	2,156	105,967
CME Group, Inc.	695	118,296
E*TRADE Financial Corp. (a)	2,010	105,304

The accompanying notes are an integral part of these financial statements.
8

Etho Climate Leadership U.S. ETF

Schedule of Investments
September 30, 2018 (Continued)

	Shares	Value
Interactive Brokers Group, Inc. – Class A	1,661	$91,870
Intercontinental Exchange, Inc.	1,551	116,154
KKR & Co., Inc. – Class A	5,549	151,321
Moody’s Corporation	696	116,371
MSCI, Inc.	752	133,412
S&P Global, Inc.	589	115,085
SEI Investments Co.	1,488	90,917
T. Rowe Price Group, Inc. (c)	1,032	112,674
Total Capital Markets		1,351,796
Chemicals - 3.2%
Ecolab, Inc.	821	128,716
FMC Corp.	1,470	128,155
Ingevity Corp. (a)	1,527	155,571
International Flavors & Fragrances, Inc. (c)	822	114,357
Intrepid Potash, Inc. (a)	30,943	111,085
PPG Industries, Inc.	1,009	110,112
RPM International, Inc.	2,371	153,973
Sherwin-Williams Co.	287	130,645
W.R. Grace & Co.	1,837	131,272
Total Chemicals		1,163,886
Commercial Services & Supplies - 0.9%
Brink’s Co.	1,579	110,135
Cintas Corp.	658	130,159
Copart, Inc. (a)	2,190	112,851
Total Commercial Services & Supplies		353,145
Communications Equipment - 1.2%
Cisco Systems, Inc.	2,626	127,755
F5 Networks, Inc. (a)	779	155,348
Palo Alto Networks, Inc. (a)(c)	614	138,310
Total Communications Equipment		421,413
Construction & Engineering - 0.7%
EMCOR Group, Inc.	1,446	108,609
Jacobs Engineering Group, Inc.	1,904	145,656
Total Construction & Engineering		254,265
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	542	98,617
Vulcan Materials Co.	984	109,421
Total Construction Materials		208,038
Consumer Finance - 0.3%
SLM Corp. (a)(c)	10,046	112,013
Containers & Packaging - 0.7%
AptarGroup, Inc.	1,254	135,106
Avery Dennison Corp.	1,058	114,634
Total Containers & Packaging		249,740
Distributors - 0.3%
LKQ Corp. (a)	2,968	93,997
Diversified Consumer Services - 0.3%
H&R Block, Inc.	4,432	114,124
Diversified Financial Services - 0.3%

The accompanying notes are an integral part of these financial statements.
9

Etho Climate Leadership U.S. ETF

Schedule of Investments
September 30, 2018 (Continued)

	Shares	Value
Voya Financial, Inc.	2,229	$110,714
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	1,710	57,422
Zayo Group Holdings, Inc. (a)	3,296	114,437
Total Diversified Telecommunication Services		171,859
Electric Utilities - 0.3%
Pinnacle West Capital Corp.	1,411	111,723
Electrical Equipment - 2.1%
Acuity Brands, Inc.	808	127,018
AMETEK, Inc.	1,467	116,069
Emerson Electric Co.	1,647	126,127
Generac Holdings, Inc. (a)	2,453	138,374
Rockwell Automation, Inc.	647	121,325
Sensata Technologies Holding PLC (a)	2,172	107,623
Total Electrical Equipment		736,536
Electronic Equipment, Instruments & Components - 3.3%
Amphenol Corp. – Class A	1,305	122,696
Badger Meter, Inc.	2,362	125,068
CDW Corp.	1,601	142,361
Dolby Laboratories, Inc. – Class A	1,771	123,917
IPG Photonics Corp. (a)	478	74,601
Itron, Inc. (a)	1,572	100,922
Keysight Technologies, Inc. (a)	2,150	142,503
Littelfuse, Inc.	535	105,871
National Instruments Corp.	2,206	106,616
Trimble, Inc. (a)	3,139	136,421
Total Electronic Equipment, Instruments & Components		1,180,976
Entertainment - 1.1%
Netflix, Inc. (a)	376	140,673
Twenty-First Century Fox, Inc. – Class A	3,068	142,140
Walt Disney Co. (c)	1,121	131,090
Total Entertainment		413,903
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	596	139,988
PriceSmart, Inc.	1,345	108,878
Total Food & Staples Retailing		248,866
Food Products - 1.3%
Hain Celestial Group, Inc. (a)	3,510	95,191
Kraft Heinz Co.	1,808	99,639
McCormick & Co., Inc.	1,057	139,260
Pinnacle Foods, Inc.	2,080	134,805
Total Food Products		468,895
Health Care Equipment & Supplies - 4.3%
Align Technology, Inc. (a)	444	173,701
Boston Scientific Corp. (a)	4,123	158,736
Cooper Cos.	490	135,804
DexCom, Inc. (a)(c)	1,516	216,848

The accompanying notes are an integral part of these financial statements.
10

Etho Climate Leadership U.S. ETF

Schedule of Investments
September 30, 2018 (Continued)

	Shares	Value
Edwards Lifesciences Corp. (a)	799	$139,106
IDEXX Laboratories, Inc. (a)	589	147,050
Intuitive Surgical, Inc. (a)	270	154,980
ResMed, Inc.	1,143	131,834
Stryker Corp.	697	123,843
Teleflex, Inc.	441	117,346
Total Health Care Equipment & Supplies		1,499,248
Health Care Providers & Services - 3.6%
Aetna, Inc.	667	135,301
AMN Healthcare Services, Inc. (a)	1,984	108,525
Anthem, Inc.	513	140,588
Centene Corp. (a)	1,041	150,715
Cigna Corp.	671	139,736
Humana, Inc.	419	141,840
Laboratory Corp of America Holdings (a)	694	120,534
MEDNAX, Inc. (a)	2,023	94,393
Quest Diagnostics, Inc.	1,123	121,183
UnitedHealth Group, Inc.	524	139,405
Total Health Care Providers & Services		1,292,220
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)(c)	9,121	129,974
Cerner Corp. (a)	1,942	125,084
Total Health Care Technology		255,058
Hotels, Restaurants & Leisure - 0.6%
Choice Hotels International, Inc.	1,406	117,120
Starbucks Corp.	1,945	110,554
Total Hotels, Restaurants & Leisure		227,674
Household Durables - 0.5%
KB Home	3,918	93,679
TopBuild Corp. (a)	1,471	83,582
Total Household Durables		177,261
Household Products - 1.0%
Church & Dwight Co., Inc.	2,235	132,692
Colgate-Palmolive Co.	1,569	105,045
Procter & Gamble Co.	1,418	118,020
Total Household Products		355,757
Independent Power and Renewable Electricity Producers - 1.0%
NextEra Energy Partners LP (c)	2,816	136,576
Ormat Technologies, Inc.	1,998	108,112
Pattern Energy Group, Inc. – Class A	6,512	129,393
Total Independent Power and Renewable Electricity Producers		374,081
Industrial Conglomerates - 1.0%
3M Co.	513	108,094
Honeywell International, Inc.	779	129,626
Roper Technologies, Inc.	401	118,780
Total Industrial Conglomerates		356,500

The accompanying notes are an integral part of these financial statements.
11

Etho Climate Leadership U.S. ETF

Schedule of Investments
September 30, 2018 (Continued)

	Shares	Value
Insurance - 2.3%
Brighthouse Financial, Inc. (a)	2,190	$96,886
Brown & Brown, Inc.	4,428	130,936
Chubb Ltd.	823	109,986
Cincinnati Financial Corp.	1,514	116,290
Markel Corp. (a)	96	114,095
Marsh & McLennan Cos., Inc.	1,362	112,665
Torchmark Corp.	1,337	115,905
Total Insurance		796,763
Interactive Media & Services - 1.0%
Alphabet, Inc. – Class A (a)	107	127,701
TripAdvisor, Inc. (a)	2,755	140,698
Zillow Group, Inc. – Class A (a)(c)	2,073	91,730
Total Interactive Media & Services		360,129
Internet & Direct Marketing Retail - 1.1%
Amazon.com, Inc. (a)	77	154,231
Booking Holdings, Inc. (a)	52	103,168
Expedia Group, Inc.	1,018	132,829
Total Internet & Direct Marketing Retail		390,228
IT Services - 5.0%
Automatic Data Processing, Inc.	992	149,455
Broadridge Financial Solutions, Inc.	1,016	134,061
Cognizant Technology Solutions Corp. – Class A (c)	1,397	107,779
Fidelity National Information Services, Inc.	1,168	127,394
Fiserv, Inc. (a)	1,579	130,078
FleetCor Technologies, Inc. (a)	555	126,451
Global Payments, Inc. (c)	998	127,145
MasterCard, Inc. – Class A	889	197,899
Paychex, Inc.	1,828	134,632
PayPal Holdings, Inc. (a)	1,470	129,125
VeriSign, Inc. (a)	950	152,114
Visa, Inc. – Class A (c)	940	141,085
Worldpay, Inc. – Class A (a)	1,369	138,639
Total IT Services		1,795,857
Leisure Products - 0.4%
Hasbro, Inc.	1,335	140,335
Life Sciences Tools & Services - 1.2%
Bio-Techne Corp.	736	150,225
Illumina, Inc. (a)	476	174,721
Waters Corp. (a)	565	109,994
Total Life Sciences Tools & Services		434,940
Machinery - 5.9%
Altra Industrial Motion Corp.	374	15,437
Caterpillar, Inc.	764	116,502
Crane Co.	1,212	119,200
Donaldson Co., Inc.	2,499	145,593
Energy Recovery, Inc. (a)(c)	13,702	122,633
Fortive Corp.	1,283	108,029
Graco, Inc.	2,466	114,274

The accompanying notes are an integral part of these financial statements.
12

Etho Climate Leadership U.S. ETF

Schedule of Investments
September 30, 2018 (Continued)

	Shares	Value
IDEX Corp.	782	$117,816
Illinois Tool Works, Inc.	717	101,183
ITT, Inc.	2,300	140,898
Lincoln Electric Holdings, Inc.	1,250	116,800
Middleby Corp. (a)	907	117,320
Snap-On, Inc.	763	140,087
Toro Co.	1,801	108,006
WABCO Holdings, Inc. (a)	841	99,188
Wabtec Corp.	1,381	144,839
Watts Water Technologies, Inc. – Class A	1,449	120,267
Xylem, Inc.	1,449	115,732
Total Machinery		2,063,804
Media - 1.0%
Charter Communications, Inc. – Class A (a)	362	117,968
Liberty Broadband Corp. – Class A (a)	1,326	111,822
Sirius XM Holdings, Inc. (c)	18,052	114,089
Total Media		343,879
Metals & Mining - 0.7%
Compass Minerals International, Inc. (c)	1,867	125,462
Reliance Steel & Aluminum Co.	1,313	111,986
Total Metals & Mining		237,448
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	1,186	96,718
Multi-Utilities - 0.6%
MDU Resources Group, Inc.	3,999	102,734
Public Service Enterprise Group, Inc.	2,242	118,355
Total Multi-Utilities		221,089
Personal Products - 0.3%
Estee Lauder Cos., Inc. – Class A	751	109,135
Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co.	1,758	109,137
Zoetis, Inc.	1,335	122,233
Total Pharmaceuticals		231,370
Professional Services - 1.0%
CoStar Group, Inc. (a)	310	130,460
Nielsen Holdings PLC	3,542	97,972
Verisk Analytics, Inc. (a)	1,083	130,556
Total Professional Services		358,988
Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	901	113,337
AvalonBay Communities, Inc.	685	124,087
Crown Castle International Corp.	1,027	114,336
Digital Realty Trust, Inc.	1,068	120,129
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,777	124,032
Prologis, Inc.	1,788	121,209
Realty Income Corp.	2,176	123,793

The accompanying notes are an integral part of these financial statements.
13

Etho Climate Leadership U.S. ETF

Schedule of Investments
September 30, 2018 (Continued)

	Shares	Value
Regency Centers Corp.	1,908	$123,390
SBA Communications Corp. (a)	657	105,534
Total Real Estate Investment Trusts (REITs)		1,069,847

Real Estate Management & Development - 0.3%
St. Joe Co. (a)	5,974	100,363
Road & Rail - 1.1%
AMERCO	326	116,268
CSX Corp.	2,021	149,654
Union Pacific Corp. (c)	838	136,452
Total Road & Rail		402,374
Semiconductors & Semiconductor Equipment - 7.6%
Advanced Micro Devices, Inc. (a)(c)	11,205	346,122
Analog Devices, Inc. (c)	1,236	114,281
Applied Materials, Inc.	2,003	77,416
Cypress Semiconductor Corp.	6,640	96,214
First Solar, Inc. (a)	1,579	76,455
Integrated Device Technology, Inc. (a)	3,686	173,279
Intel Corp.	2,139	101,153
KLA-Tencor Corp.	1,032	104,965
Lam Research Corp. (c)	554	84,042
Maxim Integrated Products, Inc.	1,869	105,393
Microchip Technology, Inc. (c)	1,219	96,191
NVIDIA Corp. (c)	482	135,452
ON Semiconductor Corp. (a)(c)	4,561	84,059
Power Integrations, Inc.	1,646	104,027
Qorvo, Inc. (a)(c)	1,598	122,870
QUALCOMM, Inc.	2,033	146,437
Rambus, Inc. (a)	8,386	91,491
Skyworks Solutions, Inc.	1,123	101,867
SunPower Corp. (a)(c)	14,113	103,025
Teradyne, Inc.	2,438	90,157
Texas Instruments, Inc.	1,084	116,302
Universal Display Corp. (c)	1,113	131,223
Xilinx, Inc.	1,559	124,985
Total Semiconductors & Semiconductor Equipment		2,727,406
Software - 3.4%
Adobe Systems, Inc. (a)	516	139,294
ANSYS, Inc. (a)	716	133,663
Autodesk, Inc. (a)	886	138,313
Intuit, Inc.	641	145,763
Red Hat, Inc. (a)	746	101,665
salesforce.com, Inc. (a)	969	154,101
ServiceNow, Inc. (a)	674	131,855
Splunk, Inc. (a)	1,132	136,870
Workday, Inc. – Class A (a)	877	128,024
Total Software		1,209,548
Specialty Retail - 4.4%
Aaron’s, Inc.	2,417	131,630

The accompanying notes are an integral part of these financial statements.
14

Etho Climate Leadership U.S. ETF

Schedule of Investments
September 30, 2018 (Continued)

	Shares	Value
AutoZone, Inc. (a)	173	$134,196
L Brands, Inc.	2,948	89,324
Lowe’s Cos., Inc.	1,282	147,199
O’Reilly Automotive, Inc. (a)	452	156,989
Ross Stores, Inc.	1,444	143,100
The Home Depot, Inc.	631	130,712
Tiffany & Co.	1,151	148,444
TJX Cos., Inc.	1,379	154,476
Tractor Supply Co.	1,787	162,402
Ulta Beauty, Inc. (a)	551	155,448
Total Specialty Retail		1,553,920
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	670	151,246
NetApp, Inc.	1,826	156,835
Total Technology Hardware, Storage & Peripherals		308,081
Textiles, Apparel & Luxury Goods - 2.7%
Hanesbrands, Inc. (c)	6,113	112,663
Lululemon Athletica, Inc. (a)	1,250	203,112
PVH Corp.	743	107,289
Ralph Lauren Corp.	1,007	138,513
Tapestry, Inc.	2,139	107,528
Under Armour, Inc. – Class A (a)(c)	6,887	146,142
VF Corp.	1,520	142,044
Total Textiles, Apparel & Luxury Goods		957,291
Thrifts & Mortgage Finance - 1.2%
Capitol Federal Financial, Inc.	9,121	116,201
New York Community Bancorp, Inc. (c)	8,645	89,649
TFS Financial Corp.	7,666	115,067
Washington Federal, Inc.	3,255	104,160
Total Thrifts & Mortgage Finance		425,077
Trading Companies & Distributors - 2.9%
Air Lease Corp. (c)	2,643	121,261
Fastenal Co.	2,062	119,637
GATX Corp. (c)	1,643	142,267
Herc Holdings, Inc. (a)	2,322	118,886
MSC Industrial Direct Co., Inc. – Class A	1,231	108,463
United Rentals, Inc. (a)	875	143,151
WESCO International, Inc. (a)	1,814	111,470
WW Grainger, Inc.	399	142,607
Total Trading Companies & Distributors		1,007,742
Water Utilities - 1.9%
American States Water Co.	2,121	129,678
American Water Works Co., Inc.	1,371	120,607
Aqua America, Inc.	3,307	122,028
California Water Service Group	3,023	129,687
Middlesex Water Co.	3,068	148,553
Total Water Utilities		650,553
Total United States		33,861,333

The accompanying notes are an integral part of these financial statements.
15

Etho Climate Leadership U.S. ETF

Schedule of Investments
September 30, 2018 (Continued)

	Shares	Value
Virgin Islands (UK) - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Michael Kors Holdings Ltd. (a)	1,796	$123,134
TOTAL COMMON STOCKS (Cost $29,787,803)		35,415,275

INVESTMENT COMPANIES – 0.3%
Closed-End Funds - 0.3%
Altaba, Inc. (a)	1,521	103,611
TOTAL INVESTMENT COMPANIES (Cost $104,950)		103,611

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 1.90% (b)	96,996	96,996
TOTAL SHORT-TERM INVESTMENTS (Cost $96,996)		96,996

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL – 10.9%
Mount Vernon Liquid Assets Portfolio, LLC, 2.31% (b)		3,907,333
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL(Cost 3,907,333)		3,907,333

Total Investments (Cost $33,897,082) - 110.9%		39,523,215
Liabilities in Excess of Other Assets - (10.9)%		(3,896,400)
TOTAL NET ASSETS - 100.0%		$35,626,815

Percentages are stated as a percent of net assets.

ADR    American Depositary Receipt.
(a)         Non-income producing security.
(b)         The rate quoted is the annualized seven-day yield at September 30, 2018.
(c)         All or a portion of this security is out on loan as of September 30, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.
16

Etho Climate Leadership U.S. ETF

STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2018

Etho Climate
Leadership U.S.
ETF
ASSETS
Investments in securities, at value*	$39,523,215
Cash	1,280
Receivables:
Dividends and interest receivable	20,834
Securities lending income receivable	1,831
Total Assets	39,547,160

LIABILITIES
Collateral received for securities loaned (Note 7)	3,907,333
Payables:
Management fees payable	13,012
Total Liabilities	3,920,345
Net Assets	$35,626,815

NET ASSETS CONSIST OF:
Paid-in Capital	$30,449,466
Total Distributable Earnings	5,177,349
Net Assets	$35,626,815

*Identified Cost:
Investments in unaffiliated securities	$33,897,082

Shares Outstanding^	950,000
Net Asset Value, Offering and Redemption Price per Share	$37.50

^	No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.
17

Etho Climate Leadership U.S. ETF

STATEMENT OF OPERATIONS
For the Year Ended September 30, 2018

Etho Climate
Leadership U.S.
ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of $177)	$324,560
Interest	2,458
Securities lending income	26,826
Total Investment Income	353,844
Expenses:
Management fees	125,363
Net Investment Income	228,481

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated investments	(428,562)
In-Kind redemptions	1,002,200
Net Realized Gain on Investments and In-Kind Redemptions	573,638
Net Change in Unrealized Appreciation of:
Unaffiliated investments	3,643,214
Net Realized and Unrealized Gain on Investments	4,216,852
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,445,333

The accompanying notes are an integral part of these financial statements.
18

Etho Climate Leadership U.S. ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2018	2017
OPERATIONS
Net investment income	$228,481	$128,439
Net realized gain on investments and In-Kind Redemptions	573,638	416,202
Net change in unrealized appreciation of investments	3,643,214	1,768,693
Net increase in net assets resulting from operations	4,445,333	2,313,334

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions to Shareholders	(248,686)	(150,704	)*

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares	12,222,365	10,294,350
Net increase in net assets	16,419,012	12,456,980

NET ASSETS
Beginning of Year	19,207,803	6,750,823
End of Year	$35,626,815	$19,207,803	**

*	Includes net investment income distributions of $100,859 and $40,845 from net realized gains
**	Includes undistributed (accumulated) net investment income of $25,088

Summary of share transactions is as follows:

	Year Ended		Year Ended
	September 30, 2018		September 30, 2017
	Shares	Amount	Shares	Amount
Shares Sold	500,000	$17,289,620	450,000	$13,209,550
Shares Redeemed	(150,000)	(5,067,255)	(100,000)	(2,915,200)
Net Transactions in Fund Shares	350,000	$12,222,365	350,000	$10,294,350
Beginning Shares	600,000		250,000
Ending Shares	950,000		600,000

The accompanying notes are an integral part of these financial statements.
19

Etho Climate Leadership U.S. ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period/year

	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,
	2018	2017	2016[1]

Net Asset Value, Beginning of Period/Year	$32.01	$27.00	$25.00
Income from Investment Operations:
Net investment income [2]	0.29	0.31	0.23
Net realized and unrealized gain on investments	5.51	5.09	1.87
Total from investment operations	5.80	5.40	2.10
Less Distributions:
Distributions from net investment income	(0.29)	(0.25)	(0.10)
Net Realized Gains	(0.02)	(0.14)	—
Total distributions	(0.31)	(0.39)	(0.10)
Net asset value, end of period/year	$37.50	$32.01	$27.00
Total Return	18.16%	20.14%	8.43%[3]

Ratios/Supplemental Data:
Net assets at end of period/year (000’s)	$35,627	$19,208	$6,751

Expenses to Average Net Assets	0.45%	0.45%	0.50%[4]
Net Investment Income to Average Net Assets	0.82%	1.03%	1.04%[4]
Portfolio Turnover Rate	19%	45%	25%[3]

[1]	Commencement of operations on November 18, 2015.
[2]	Calculated based on average shares outstanding during the period/year.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.
20

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018

NOTE 1 – ORGANIZATION

Etho Climate Leadership U.S. ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Etho Climate Leadership Index™ Index (“the Index”). The Fund commenced operations on November 18, 2015.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in the Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services –Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying Fund’s operations and policies, please refer to those Funds’ semiannual and annual reports, which are filed with the SEC.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.
21

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

A.    Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2018, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1  Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3  Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
22

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2018:

Etho Climate Leadership U.S. ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$35,415,275	$—	$—	$35,415,275
Closed-End Funds	103,611	—	—	103,611
Short-Term Investments	96,996	—	—	96,996
Investments Purchased with Securities Lending Collateral*	—	—	—	3,907,333
Total Investments in Securities	$35,615,882	$—	$—	$39,523,215

^ See Schedule of Investments for classifications by sector or country.

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.    Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2018 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of September 30, 2018, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.

C.   Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.
23

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

D.    Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.    Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid by the Fund on a quarterly basis.  Distributions to shareholders from net realized gains on securities of the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.    Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.    Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding by the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.    Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – RISK FACTORS

Investing in the Etho Climate Leadership U.S. ETF may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Style Risk. The Fund is not actively managed. Therefore, the Fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, the Fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Fund’s expenses, the Fund’s performance may be below that of its index.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
24

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that the Fund’s or its underlying index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-today operations of the Fund, subject to the direction and control of the Board and the officers of the Trust.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration and accounting, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee.  For services provided the Fund pays the Advisor at an annual rate of 0.45% of the Fund’s average daily net assets.  The Advisor has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.45% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with Etho Climate Leadership U.S. (the “Sponsor”), under which the Sponsor agrees to sublicense the use of the Underlying Index to the Advisor. The Sponsor also provides marketing support for the Fund, including distributing marketing materials related to the Fund. Etho Climate Leadership U.S. is a privately held business focused on bringing exchange-traded investment products to investors in the U.S. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. Additionally, the Sponsor is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider.

 U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”), provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.
25

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. For the year ended September 30, 2018, the Fund did not incur any 12b-1 expenses.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the year ended September 30, 2018:

	Purchases	Sales
Etho Climate Leadership U.S. ETF	$5,167,605	$5,357,870

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the year ended September 30, 2018:

	Purchases	Sales
	In-Kind	In-Kind

Etho Climate Leadership U.S. ETF	$16,951,551	$4,571,834

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the determination of the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the year ended September 30, 2018.

NOTE 7 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of September 30, 2018, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.
26

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

As of September 30, 2018, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan and Collateral Received
	Values of	Fund
	Securities	Collateral
Fund	on Loan	Received*
Etho Climate Leadership U.S. ETF	$3,804,298	$3,907,333

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio as shown on the Schedule of Investments, an investment with an overnight and continuous maturity.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2018 were as follows:

Net
			Gross	Gross	Unrealized
			Unrealized	Unrealized	Appreciation
		Cost	Appreciation	Depreciation	(Depreciation)
Etho Climate Leadership U.S. ETF		$34,037,195	$6,451,732	$(965,712)	$5,486,020

	Undistributed	Undistributed	Total	Other	Total
	Ordinary	Long-term	Distributable	Accumulated	Accumulated
	Income	Gain	Earnings	(Loss)	Gain
Etho Climate Leadership U.S. ETF	$18,612	$—	$18,612	$(327,283)	$5,177,349

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2018, the Fund had accumulated capital loss carryovers of:

	Capital Loss	Capital Loss
	Carryover	Carryover
	ST	LT	Expires
Etho Climate Leadership U.S. ETF	221,915	105,368	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ended September 30, 2018.
27

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

Late Year
	Ordinary	Post-October
	Loss	Capital Loss
Etho Climate Leadership U.S. ETF	None	None

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2018, the following table shows the reclassifications made:

Undistributed
	Accumulated	Accumulated
	Net Investment	Net Realized	Paid-In
	Loss	Loss	Capital
Etho Climate Leadership U.S. ETF	$1,906	$(961,090)	$959,184

The tax character of distributions paid by the Fund during the fiscal years ended September 30, 2018 and September 30, 2017 are as follows:

	Year Ended September 30, 2018		Year Ended September 30, 2017
	From	From	From	From
	Ordinary Income	Capital Gains	Ordinary Income	Capital Gains
Etho Climate Leadership U.S. ETF	$248,686	$—	$149,309	$1,395

NOTE 9 – LEGAL MATTERS

The Trust, the trustees of the Trust, the Adviser and certain officers of the Adviser are defendants in an action filed May 2, 2017 in the Superior Court of New Jersey captioned PureShares, LLC d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. C-63-17.  The PureShares action alleges claims based on disputes arising out of contractual relationships with the Adviser.  The action seeks damages in unspecified amounts and injunctive relief based on breach of contract, wrongful termination, and several other theories.  At the outset of the litigation, and again a few weeks later, plaintiffs sought temporary injunctive relief.  Both motions were denied, and the matter is now proceeding through pretrial discovery.  The defendants believe the lawsuit is without merit and intend to vigorously defend themselves against the allegations.

The Adviser, its parent, Exchange Traded Managers Group, LLC and its chief executive officer are defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17-cv-08252.   This action arises out of related facts and circumstances in the New Jersey litigation and asserts claims for breach of contract, wrongful termination and certain other theories with respect to the same exchange traded Fund discussed above. The defendants in the Southern District actions believe the lawsuit is without merit and intend to vigorously defend themselves against the allegations and to assert counterclaims against NASDAQ for breaches of its duties under the related index license agreement and various other agreements.  Management of the Trust and the Fund, after consultation with legal counsel, believes that the resolution of these matters will not have a material adverse effect on the Fund’s financial statements.
28

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the Financial Statements.

29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of ETF Managers Trust
and the Shareholders of Etho Climate Leadership U.S. ETF:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Etho Climate Leadership U.S. ETF (the “Fund”) (a series of  ETF Managers Trust) as of September 30, 2018 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods presented and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2018 , and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.  Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more series of the Trust since 2013.

/s/WithumSmith+Brown, PC
New York, New York
November 29, 2018
30

Etho Climate Leadership U.S. ETF

Expense Example
Six Months Ended September 30, 2018 (Unaudited)

As a shareholder of Etho Climate Leadership U.S. ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 to September 30, 2018).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Etho Climate Leadership U.S. ETF

				Annualized
				Expense
				Ration
	Beginning	Ending		During the
	Account	Account	Expenses	Period April
	Value	Value	Paid	1, 2018 –
	April 1,	September 30,	During the	September
	2018	2018	Period^	30, 2018
Actual	$1,000.00	$1,097.50	$2.37	0.45%

Hypothetical (5% annual)	$1,000.00	$1,022.81	$2.28	0.45%

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/365 (to reflect the period from April 1, 2018 to September 30, 2018).
31

Etho Climate Leadership U.S. ETF

SUPPLEMENTARY INFORMATION
September 30, 2018 (Unaudited)

FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	QDI
Etho Climate Leadership U.S. ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate  dividends received deduction for the fiscal year ended September 30, 2018 was as follows:

Fund Name	DRD
Etho Climate Leadership U.S. ETF	100.00%

Short Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain  distributions under Internal Revenue Section 871 (k)(2)(C) for the Fund was as follows:

Fund Name	Short-Term Capital Gain
Etho Climate Leadership U.S. ETF	5.17%
32

Etho Climate Leadership U.S. ETF

SUPPLEMENTARY INFORMATION
September 30, 2018 (Unaudited) (Continued)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Funds’ portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov. The Fund’s portfolio holdings are posted on the Fund’s website at www.ethoetf.com daily.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.ethoetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.ethoetf.com. Read the prospectus carefully before investing.
33

Etho Climate Leadership U.S. ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Etho Climate Leadership U.S. ETF Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for each Fund is at a premium or discount to its daily net asset value (NAV).  The chart presented represents past performance and cannot be used to predict future results.

	Year Ended
Etho Climate Leadership U.S. ETF	September 30, 2018
		Percentage
	Number of	of Total
Premium/Discount Range	Days	Days
Greater than 1.00%	3	1.2
Greater Than or equal to 0.75% And Less Than 1.00%	1	0.4
Greater Than or Equal to 0.50% And Less Than 0.75%	7	2.8
Greater Than or Equal to 0.25% And Less Than 0.50%	40	15.9
Greater Than or Equal to 0.00% And Less Than 0.25%	117	46.6
Less Than or Equal to 0.0% And Greater Than -0.25%	56	22.3
Less Than or Equal to -0.25% And Greater Than -0.50%	15	6.0
Less Than or Equal to -0.50% And Greater Than -0.75%	5	2.0
Less Than or Equal to -0.75% And Greater Than -1.00%	5	2.0
Less than -1.00%	2	0.8

	Year Ended
Etho Climate Leadership U.S. ETF	September 30, 2017
		Percentage
	Number of	of Total
Premium/Discount Range	Days	Days
Greater than 1.00%	0	0.0
Greater Than or equal to 0.75% And Less Than 1.00%	1	0.4
Greater Than or Equal to 0.50% And Less Than 0.75%	1	0.4
Greater Than or Equal to 0.25% And Less Than 0.50%	27	10.7
Greater Than or Equal to 0.00% And Less Than 0.25%	153	61.0
Less Than or Equal to 0.0% And Greater Than -0.25%	63	25.1
Less Than or Equal to -0.25% And Greater Than -0.50%	6	2.4
Less Than or Equal to -0.50% And Greater Than -0.75%	0	0.0
Less Than or Equal to -0.75% And Greater Than -1.00%	0	0.0
Less than -1.00%	0	0.0

34

Etho Climate Leadership U.S. ETF

	November 11, 2015* through
Etho Climate Leadership U.S. ETF	September 30, 2016
		Percentage
	Number of	of Total
Premium/Discount Range	Days	Days
Greater than 1.00%	16	7.3
Greater Than or equal to 0.75% And Less Than 1.00%	2	0.9
Greater Than or Equal to 0.50% And Less Than 0.75%	14	6.4
Greater Than or Equal to 0.25% And Less Than 0.50%	24	11.0
Greater Than or Equal to 0.00% And Less Than 0.25%	90	41.1
Less Than or Equal to 0.0% And Greater Than -0.25%	55	25.1
Less Than or Equal to -0.25% And Greater Than -0.50%	9	4.1
Less Than or Equal to -0.50% And Greater Than -0.75%	5	2.3
Less Than or Equal to -0.75% And Greater Than -1.00%	3	1.4
Less than -1.00%	1	0.5

*First day of secondary market trading
35

Etho Climate Leadership U.S. ETF

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee* and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group, LLC (since 2013); Chief Executive Officer (since 2016), ETF Managers Group, LLC; Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014); Chief Executive Officer (2012–2016) and Chief Compliance Officer (2012–2014), Factor Advisors, LLC (investment adviser); President and Chief Executive Officer, Factor Capital Management LLC (2012–2014) (commodity pool operator).	10	None
Reshma J. Amin (1978)	Chief Compliance Officer (since 2016)	Chief Compliance Officer, ETF Managers Group LLC (since 2016); Partner, Crow & Cushing (law firm) (2007–2016).	n/a	n/a
John A. Flanagan (1946)	Treasurer (since 2015)
President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Principal Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2014); Chief Financial Officer, Macromarkets LLC (exchange traded funds) (2007–2010)
			n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.
36

Etho Climate Leadership U.S. ETF

Board of Trustees (Continued)

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Jared Chase (1955)	Trustee (since 2018)	Chairman, State Street Global Alliance LLC, State Street Corporation (2007-2012); Head of Global Treasury, Liability Management, Money Markets & Derivatives, State Street Corporation (2004-2007)	10	None
Terry Loebs (1963)	Trustee (since 2014)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006–2011).	10	None
37

Etho Climate Leadership U.S. ETF

ETF MANAGERS TRUST

Privacy Policy and Procedures

ETF Managers Trust, (the “Trust”) has adopted the following privacy policies in order to safeguard the personal information of the Trust’s customers and consumers in accordance with Regulation S-P as promulgated by the U.S. Securities and Exchange Commission.

Trust officers are responsible for ensuring that the following policies and procedures are implemented:

1) The Trust is committed to protecting the confidentiality and security of the information they collect and will handle personal customer and consumer information only in accordance with Regulation S-P and any other applicable laws, rules and regulations2.  The Trust will ensure: (a) the security and confidentiality of customer records and information; (b) that customer records and information are protected from any anticipated threats and hazards; and (c) that customer records and information are protected from unauthorized access or use.

2) The Trust conducts its business affairs through its trustees, officers and third parties that provide services pursuant to agreements with the Trust.  The Trust has no employees.  It is anticipated that the trustees and officers of the Trust who are not employees of service providers of the Trust will not have access to customer records and information in the performance of their normal responsibilities for the Trust.

3) The Trust may share customer information with its affiliates, subject to the customers’ right to prohibit such sharing.

4) The Trust may share customer information with unaffiliated third parties only in accordance with the requirements of Regulation S-P.  Pursuant to this policy, the Trust will not share customer information with unaffiliated third parties other than as permitted by law, unless authorized to do so by the customer.

Consistent with these policies, the Trust has adopted the following procedures:

1) The Trust will determine that the policies and procedures of its affiliates and Service Providers are reasonably designed to safeguard customer information and only permit appropriate and authorized access to and use of customer information through the application of appropriate administrative, technical and physical protections.

2) The Trust will direct each of its Service Providers to adhere to the privacy policy of the Trust and to its privacy policies with respect to all customer information of the Trust and to take all actions reasonably necessary so that the Trust is in compliance with the provisions of Regulation S-P, including, as applicable, the development and delivery of privacy notices and the maintenance of appropriate and adequate records.

3) The Trust requires its Service Providers to provide periodic reports to the Trust’s Board of Trustees outlining their privacy policies and the implementation of such policies.  Each Service Provider is required to promptly report to the Trust’s Board any material changes to its privacy policy before, or promptly after, the adoption of such changes

(1)  Generally, the Funds have institutional clients which are not considered “customers” for purposes of regulation S-P.
38

Advisor
ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Distributor
ETFMG Financial, Inc.
30 Maple Street, Suite 2, Summit, NJ 07901

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services
615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

Annual Report

September 30, 2018

AI Powered Equity ETF
Ticker: AIEQ

The fund is a series in the ETF Managers Trust.

AI Powered Equity ETF

September 30, 2018

AI Powered Equity ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the AI Powered Equity Exchange-Traded Fund (“AIEQ” or the “Fund”). The following information pertains to the fiscal period from the Fund’s inception, October 18, 2017, to September 30, 2018.

The AI Powered Equity ETF is actively managed and seeks capital appreciation. Over the fiscal period, the total return for the Fund was 18.53%, while the total return for its benchmark, the S&P 500 Index, was 15.98%.

AIEQ invests primarily in equity securities listed on a U.S. exchange based on the results of a proprietary, quantitative model developed by EquBot LLC that runs on the Watson™ platform. Each day, the EquBot Model ranks each company based on the probability of the company benefiting from current economic conditions, trends, and world events and identifies approximately 30 to 125 companies with the greatest potential over the next twelve months for appreciation and weights those companies to seek a level of volatility comparable to that of the broader U.S. equity market. EquBot, the Fund’s sub-adviser, is a technology based company focused on applying artificial intelligence (“AI”) based solutions to investment analyses.

You can find further details about AIEQ by visiting www.aieqetf.com, or by calling 1-844-ETF-MGRS (1-844-383-6477).

Sincerely,

Samuel Masucci III
Chairman of the Board

2

AI Powered Equity ETF
Growth of $10,000 (Unaudited)

	Since	Value of
Cumulative Returns	Inception	$10,000
Period Ended September 30, 2018	(10/18/17)	(9/30/18)
AI Powered Equity ETF (NAV)	18.53%	$11,853
AI Powered Equity ETF (Market)	18.67%	$11,867
S&P 500 Index	15.98%	$11,598

Total Fund Operating Expenses[1]		0.75%

1.	The expense ratio is taken from the Fund’s most recent prospectus dated October 18, 2017.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on October 18, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any. The index returns do not reflect fees or expenses and are not available for direct investment.

3

AI Powered Equity ETF

Top Ten Holdings (Unaudited)*

		% of Total
	Security	Investments
1	Alphabet, Inc.	3.16%
2	Forest City Realty Trust, Inc.	2.88%
3	Texas Instruments, Inc.	2.39%
4	SS&C Technologies Holdings, Inc.	2.19%
5	Noble Energy, Inc.	2.00%
6	Amazon.com, Inc.	1.93%
7	Zayo Group Holdings, Inc.	1.85%
8	Markel Corp.	1.80%
9	Aaron’s, Inc.	1.67%
10	Ares Capital Corp.	1.57%

	Top Ten Holdings = 21.44% of Total Investments
	* Current Fund holdings may not be indicative of future Fund holdings.

4

AI Powered Equity ETF

Important Disclosures and Key Risks Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

Past performance is not indicative of future return. A Fund’s performance for very short time periods may not be indicative of future performance.

The Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of 25,000 shares (“Creation Units”), principally in-kind for securities included in the Fund’s portfolio, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units.

The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Equbot Model to identify investment opportunities.

The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on Models and Data, the Adviser may be induced to buy certain investments at prices that are too high, to sell certain other investments at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful.

5

AI Powered Equity ETF

PORTFOLIO ALLOCATIONS
As of September 30, 2018 (Unaudited)

AI Powered
Equity ETF
As a percent of Net Assets:
Common Stocks	95.4%
Closed-End Funds	3.1
Rights	0.0
Short-Term and other Net Assets (Liabilities)	1.5
100%

6

AI Powered Equity ETF
Schedule of Investments
September 30, 2018

	Shares	Value

COMMON STOCKS - 95.4%
United States - 95.4%
Aerospace & Defense - 2.7%
General Dynamics Corp.	2,076	$424,999
Huntington Ingalls Industries, Inc.	5,182	1,327,007
Spirit AeroSystems Holdings, Inc. – Class A	11,879	1,088,948
Textron, Inc.	36,056	2,576,921
Total Aerospace & Defense		5,417,875
Air Freight & Logistics - 0.7%
FedEx Corp.	6,389	1,538,407
Automobiles - 0.2%
Thor Industries, Inc.	5,878	491,989
Banks - 6.9%
BankUnited, Inc.	38,234	1,353,484
CIT Group, Inc.	62,247	3,212,568
Hancock Whitney Corp.	67,835	3,225,554
Hilltop Holdings, Inc.	29,435	593,704
SunTrust Banks, Inc.	26,910	1,797,319
SVB Financial Group(a)	4,721	1,467,428
Texas Capital Bancshares, Inc.(a)	24,665	2,038,562
Western Alliance Bancorp.(a)	11,092	631,024
Total Banks		14,319,643
Beverages - 1.9%
Brown-Forman Corp. – Class B	66,141	3,343,427
Constellation Brands, Inc. – Class B	2,377	512,529
Total Beverages		3,855,956
Biotechnology - 3.3%
AbbVie, Inc.	6,885	651,183
Alexion Pharmaceuticals, Inc.(a)	20,054	2,787,708
Amgen, Inc.	12,487	2,588,430
Celgene Corp.(a)	9,566	856,061
Total Biotechnology		6,883,382
Capital Markets - 4.8%
Ameriprise Financial, Inc.	18,908	2,791,955
BGC Partners, Inc. – Class A	142,610	1,685,650
E*TRADE Financial Corp.(a)	12,952	678,555
LPL Financial Holdings, Inc.	41,527	2,678,907
Nasdaq, Inc.	8,351	716,516
TD Ameritrade Holding Corp.	24,412	1,289,686
Total Capital Markets		9,841,269
Chemicals - 3.7%
LSB Industries, Inc.(a)(d)	157,679	1,542,101
Platform Specialty Products Corp.(a)	164,650	2,053,186
Praxair, Inc.	16,025	2,575,697
Valvoline, Inc.(d)	69,774	1,500,839
Total Chemicals		7,671,823

The accompanying notes are an integral part of these financial statements.

7

AI Powered Equity ETF

Schedule of Investments
September 30, 2018 (Continued)

	Shares	Value
Communications Equipment - 1.6%
Arista Networks, Inc.(a)	5,743	$1,526,834
Ciena Corp.(a)	54,429	1,700,362
Total Communications Equipment		3,227,196
Consumer Finance - 0.3%
Capital One Financial Corp.	6,381	605,748
Diversified Telecommunication Services - 2.0%
Zayo Group Holdings, Inc.(a)	116,238	4,035,783
Electric Utilities - 1.5%
American Electric Power Co., Inc.	42,348	3,001,626
Electrical Equipment - 0.7%
AMETEK, Inc.	18,633	1,474,243
Electronic Equipment, Instruments & Components - 1.3%
CDW Corp.	20,759	1,845,890
Tech Data Corp.(a)	12,622	903,357
Total Electronic Equipment, Instruments & Components		2,749,247
Entertainment - 0.2%
Zynga, Inc. – Class A(a)	104,535	419,185
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	5,764	1,353,848
Walmart, Inc.	29,366	2,757,762
Total Food & Staples Retailing		4,111,610
Food Products - 1.1%
Pinnacle Foods, Inc.	35,421	2,295,635
Health Care Equipment & Supplies - 2.7%
Baxter International, Inc.	25,913	1,997,633
Edwards Lifesciences Corp.(a)	7,023	1,222,704
Intuitive Surgical, Inc.(a)	2,601	1,492,974
Stryker Corp.	4,607	818,572
Total Health Care Equipment & Supplies		5,531,883
Health Care Providers & Services - 2.0%
Anthem, Inc.	4,404	1,206,916
DaVita, Inc.(a)	23,212	1,662,676
HealthEquity, Inc.(a)	14,300	1,350,063
Total Health Care Providers & Services		4,219,655
Hotels, Restaurants & Leisure - 2.1%
Boyd Gaming Corp.	93,670	3,170,729
Las Vegas Sands Corp.	19,081	1,132,076
Total Hotels, Restaurants & Leisure		4,302,805
Household Durables - 0.7%
Mohawk Industries, Inc.(a)	8,667	1,519,758
Household Products - 0.4%
Spectrum Brands Holdings, Inc.	11,843	884,909
Industrial Conglomerates - 1.9%
3M Co.	3,971	836,729
Honeywell International, Inc.	8,622	1,434,701

The accompanying notes are an integral part of these financial statements.

8

AI Powered Equity ETF

Schedule of Investments
September 30, 2018 (Continued)

	Shares	Value
Roper Technologies, Inc.	5,342	$1,582,354
Total Industrial Conglomerates		3,853,784
Insurance - 2.8%
Markel Corp.(a)	3,298	3,919,640
Marsh & McLennan Cos., Inc.	22,360	1,849,619
Total Insurance		5,769,259
Interactive Media & Services - 4.7%
Alphabet, Inc. – Class A(a)	5,705	6,886,392
Facebook, Inc. – Class A(a)	16,683	2,743,686
Total Interactive Media & Services		9,630,078
Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc.(a)	2,099	4,204,297
GrubHub, Inc.(a)	8,593	1,191,162
Total Internet & Direct Marketing Retail		5,395,459
IT Services - 2.7%
Cognizant Technology Solutions Corp. – Class A(d)	34,303	2,646,476
DXC Technology Co.	18,655	1,744,616
Leidos Holdings, Inc.(d)	16,033	1,108,842
Total IT Services		5,499,934
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	3,216	784,961
Machinery - 0.8%
Nordson Corp.	11,495	1,596,656
Media - 2.0%
CBS Corp.	43,980	2,526,651
Nexstar Media Group, Inc.(d)	19,483	1,585,916
Total Media		4,112,567
Multi-Utilities - 0.8%
Sempra Energy	14,886	1,693,283
Oil, Gas & Consumable Fuels - 7.2%
Continental Resources, Inc.(a)	12,724	868,795
Energen Corp.(a)	11,142	960,106
Noble Energy, Inc.	139,779	4,359,707
Parsley Energy, Inc.(a)	47,086	1,377,266
Phillips 66	5,909	666,062
Targa Resources Corp.	58,392	3,288,054
Valero Energy Corp.	19,479	2,215,736
WPX Energy, Inc.(a)	61,083	1,228,990
Total Oil, Gas & Consumable Fuels		14,964,716
Pharmaceuticals - 3.1%
Catalent, Inc.(a)	69,109	3,147,915
Collegium Pharmaceutical, Inc.(a)(d)	60,902	897,695
Intra-Cellular Therapies, Inc.(a)	32,087	696,288
Nektar Therapeutics(a)(d)	26,732	1,629,583
Total Pharmaceuticals		6,371,481
Professional Services - 0.5%
ASGN, Inc.(a)	12,709	1,003,121

The accompanying notes are an integral part of these financial statements.

9

AI Powered Equity ETF

Schedule of Investments
September 30, 2018 (Continued)

	Shares	Value
Real Estate Investment Trusts (REITs) - 4.5%
Equinix, Inc.	3,790	$1,640,653
Forest City Realty Trust, Inc. – Class A	250,045	6,273,630
Weyerhaeuser Co.	41,024	1,323,844
Total Real Estate Investment Trusts (REITs)		9,238,127
Semiconductors & Semiconductor Equipment - 7.0%
Broadcom, Inc.	9,046	2,231,920
Microchip Technology, Inc.(d)	34,212	2,699,669
NVIDIA Corp.	11,522	3,237,912
Skyworks Solutions, Inc.	12,481	1,132,152
Texas Instruments, Inc.	48,611	5,215,474
Total Semiconductors & Semiconductor Equipment		14,517,127
Software - 5.1%
Adobe Systems, Inc.(a)	9,053	2,443,857
salesforce.com, Inc.(a)	9,540	1,517,146
SS&C Technologies Holdings, Inc.	84,166	4,783,155
Synopsys, Inc.(a)	18,876	1,861,362
Total Software		10,605,520
Specialty Retail - 3.9%
Aaron’s, Inc.	66,790	3,637,383
CarMax, Inc.(a)	13,207	986,167
Foot Locker, Inc.	33,507	1,708,187
The Home Depot, Inc.	8,563	1,773,825
Total Specialty Retail		8,105,562
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	12,706	2,868,252
Thrifts & Mortgage Finance - 1.0%
Radian Group, Inc.	97,177	2,008,649
Trading Companies & Distributors - 0.2%
United Rentals, Inc.(a)	2,806	459,062
Total United States		196,877,225
TOTAL COMMON STOCKS (Cost $190,766,296)		196,877,225

CLOSED-END FUNDS - 3.1%
United States – 3.1%
Altaba, Inc.(a)	45,767	3,117,648
Ares Capital Corp.	198,951	3,419,968
TOTAL CLOSED-END FUNDS (Cost $6,624,823)		6,537,616

RIGHTS - 0%
United States – 0.0%
NewStar Financial, Inc.(a)(b)	115,783	—
TOTAL RIGHTS (Cost $0)		—

The accompanying notes are an integral part of these financial statements.

10

AI Powered Equity ETF

Schedule of Investments
September 30, 2018 (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 1.90%(c)	3,515,981	$3,515,981
TOTAL SHORT-TERM INVESTMENTS (Cost $3,515,981)		3,515,981

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 5.4%
Mount Vernon Liquid Assets Portfolio, LLC, 2.31%(c)		11,074,244
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost 11,074,244)		11,074,244

Total Investments (Cost $211,981,344) - 105.6%		218,005,066
Liabilities in Excess of Other Assets - (5.6)%		(11,532,685)
TOTAL NET ASSETS - 100.0%		$206,472,381

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Includes a security that is valued using significant unobservable inputs and is categorized as Level 3 per the Trust’s fair value hierarchy.
This security represents $0 or 0.00% of the Fund’s net assets and is classified as a Level 3 security.

(c)	The rate quoted is the annualized seven-day yield at September 30, 2018.
(d)	All or a portion of this security is out on loan as of September 30, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

11

AI Powered Equity ETF

STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2018

AI Powered
Equity ETF
ASSETS
Investments in securities, at value*	$218,005,066
Cash	2,049
Receivables:
Dividends and interest receivable	76,703
Securities lending income receivable	2,756
Receivable for investments sold	5,058,137
Total Assets	223,144,711

LIABILITIES
Collateral received for securities loaned (Note 7)	11,074,244
Payables:
Payable for investments purchased	5,473,701
Management fees payable	124,385
Total Liabilities	16,672,330
Net Assets	$206,472,381

NET ASSETS CONSIST OF:
Paid-in Capital	$190,063,580
Total Distibutable Earnings	16,408,801
Net Assets	$206,472,381

*Identified Cost:
Investments in securities	$211,981,344

Shares Outstanding^	7,000,000
Net Asset Value, Offering and Redemption Price per Share	$29.50

^ No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

12

AI Powered Equity ETF

STATEMENT OF OPERATIONS
For the Period Ended September 30, 2018

AI Powered
Equity ETF(1)
INVESTMENT INCOME
Income:
Dividends (net of foreign withholdings tax of $1,927)	$1,566,993
Interest	4,448
Securities lending income	22,938
Total Investment Income	1,594,379

Expenses:
Management fees	940,030
Total Expenses	940,030
Net Investment Income	654,349

REALIZED & UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain on:
Unaffiliated investments	10,127,286
In-Kind redemptions	1,486,931
Net Realized Gain on Investments and Foreign Currency	11,614,217
Net Change in Unrealized Appreciation of:
Unaffiliated investments	6,023,722
Net Change in Unrealized Appreciation of Investments and Foreign Currency	6,023,722
Net Realized and Unrealized Gain on Investments	17,637,939
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,292,288

(1)	Fund commenced operations on October 18, 2017. The information presented is for the period from October 18, 2017 to September 30, 2018.

The accompanying notes are an integral part of these financial statements.

13

AI Powered Equity ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
September 30,
2018(1)
OPERATIONS
Net investment income	$654,349
Net realized gain on investments	11,614,217
Net change in unrealized appreciation of investments	6,023,722
Net increase in net assets resulting from operations	18,292,288

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(610,275)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares	188,790,368
Net increase in net assets from capital chare transactions	188,790,368
Net increase in net assets	206,472,381

NET ASSETS
Beginning of Period	—
End of Period	$206,472,381

Summary of share transactions is as follows:

	Period Ended
	September 30, 2018(1)
	Shares	Amount
Shares Sold	8,450,000	$226,333,906
Shares Redeemed	(1,450,000)	(37,543,538)
Net Transactions in Fund Shares	7,000,000	$188,790,368
Beginning Shares	—
Ending Shares	7,000,000

(1)	Fund commenced operations on October 18, 2017. The information presented is for the period from October 18, 2017 to September 30, 2018.

The accompanying notes are an integral part of these financial statements.

14

AI Powered Equity ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	September 30,
	2018(1)

Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net investment income(2)	0.14
Net realized and unrealized gain on investments	4.49
Total from investment operations	4.63
Less Distributions:
Distributions from net investment income	(0.12)
Net realized gains	(0.01)
Total distributions	(0.13)
Net asset value, end of period	$29.50
Total Return	18.53	%(3)

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$206,472

Expenses to Average Net Assets	0.75	%(4)
Net Investment Income to Average Net Assets	0.52	%(4)
Portfolio Turnover Rate	260	%(3)

(1)	Commencement of operations on October 18, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

15

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018

NOTE 1 – ORGANIZATION

AI Powered Equity ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is capital appreciation. The Fund commenced operations on October 18, 2017.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying Fund’s operations and policies, please refer to those Fund’s semiannual and annual reports, which are filed with the SEC.

16

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2018, the Fund held one fair valued security. More detail about this security can be found in the Schedule of Investments.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1  Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3  Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

17

AI Powered Equity ETF
NOTES TO FINANCIAL STATEMENTS
September 30, 2018

The following table presents a summary of the Funds’ investments in securities, at fair value, as of September 30, 2018:

AI Powered Equity ETF

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$196,877,225	$—	$—		$196,877,225
Closed-End Funds	6,537,616	—	—		6,537,616
Rights	—	—	—		—	(1)
Short Term Investments	3,515,981	—	—		3,515,981
Investments Purchased with Securities
Lending Collateral*	—	—	—		11,074,244
Total Investments in Securities	$206,930,822	$—	$—	(1)	$218,005,066

(1) Includes a security valued at $0.

The AI Powered Equity ETF held a Level 3 security at the end of the period. The security classified as Level 3 is deemed immaterial.

^ See Schedule of Investments for classifications by industry or country.

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made. To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2018 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of September 30, 2018, management has reviewed the tax positions for open periods (for Federal purposes, three years from the date of filing and for state purposes, four years from the date of filing), as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements.

18

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

D.
Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid for the Fund on a quarterly basis. Net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – RISK FACTORS

Investing in the AI Powered Equity ETF may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

19

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s implementation of the EquBot Model is inaccurate or incomplete, the Fund may not perform as expected and your investment could lose value over short or long-term periods. Additionally, the Adviser has not previously managed a Fund whose strategy relies on the use of AI, which may create additional risks for the Fund.

Market Trading Risk. An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Models and Data Risk. The Fund relies heavily on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.

New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on the Fund’s performance.

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

20

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018

Smaller Companies Risk. Smaller companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. The securities of smaller companies also tend to be bought and sold less frequently and at significantly lower trading volumes than the securities of larger companies. As a result, it may be more difficult for the Fund to buy or sell a significant amount of the securities of a smaller company without an adverse impact on the price of the company’s securities, or the Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-today operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Advisor at an annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.75% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with EquBot, LLC (the “Sponsor”), under which the Sponsor agrees to sublicense the use of the Underlying Index to the Advisor. The Sponsor also provides marketing support for the Fund, including distributing marketing materials related to the Fund. EquBot, LLC is a privately held business focused on bringing exchange-traded investment products to investors in the U.S. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. Additionally, the Sponsor is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

21

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s daily average net assets. For the period ended September 30, 2018, the Fund did not incur any 12b-1 expenses.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended September 30, 2018:

	Purchases	Sales
AI Powered Equity ETF	$338,956,286	$339,962,186

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended September 30, 2018:

	Purchases	Sales
	In-Kind	In-Kind
AI Powered Equity ETF	$224,015,170	$37,133,185

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the period ended September 30, 2018.

NOTE 7 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

22

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018

As of September 30, 2018, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan and Collateral Received

	Value of	Fund
	Securities	Collateral
Fund	on Loan	Received*
AI Powered Equity ETF	$10,832,700	$11,074,244

*
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio as shown on the Schedule of Investments, an investment with an overnight and continuous maturity, as shown on the Schedule of Investments.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings and cost basis of investments for federal income tax purposes at September 30, 2018 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation (Appreciation)
AI Powered Equity ETF	$213,345,993	$11,446,754	$6,787,681	$4,659,073

	Undistributed Ordinary Income	Undistributed Long-term Gain	Total Distributable Earnings	Other Accumulated Loss	Total Accumulated Gain (Loss)
AI Powered Equity ETF	$11,673,609	$76,119	$11,749,728	$—	$16,408,801

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses. As of September 30, 2018, the Fund had accumulated capital loss carryovers of:

	Capital Loss Carryforward ST	Capital Loss Carryforward LT	Expires
AI Powered Equity ETF	$—	$—	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ended September 30, 2018.

23

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018

	Late Year Ordinary Loss	Post- October Capital Loss
AI Powered Equity ETF	$—	$—

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2018, the following table shows the reclassifications made:

	Undistributed Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid-In Capital
AI Powered Equity ETF	$3,764	$(1,276,976)	$1,273,212

The tax character of distribution paid during the period ended September 30, 2018 was $610,275 from ordinary income.

NOTE 9 – LEGAL MATTERS

The Trust, the trustees of the Trust, the Adviser and certain officers of the Adviser are defendants in an action filed May 2, 2017 in the Superior Court of New Jersey captioned PureShares, LLC d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. C-63-17. The PureShares action alleges claims based on disputes arising out of contractual relationships with the Adviser. The action seeks damages in unspecified amounts and injunctive relief based on breach of contract, wrongful termination, and several other theories. At the outset of the litigation, and again a few weeks later, plaintiffs sought temporary injunctive relief. Both motions were denied, and the matter is now proceeding through pretrial discovery. The defendants believe the lawsuit is without merit and intend to vigorously defend themselves against the allegations.

The Adviser, its parent, Exchange Traded Managers Group, LLC and its chief executive officer are defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17-cv-08252. This action arises out of related facts and circumstances in the New Jersey litigation and asserts claims for breach of contract, wrongful termination and certain other theories with respect to the same exchange traded Fund discussed above. The defendants in the Southern District actions believe the lawsuit is without merit and intend to vigorously defend themselves against the allegations and to assert counterclaims against NASDAQ for breaches of its duties under the related index license agreement and various other agreements. Management of the Trust and the Fund, after consultation with legal counsel, believes that the resolution of these matters will not have a material adverse effect on the Fund’s financial statements.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.

24

AI Powered Equity ETF

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of ETF Managers Trust
and the Shareholders of AI Powered Equity ETF:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AI Powered Equity ETF (the “Fund”) (a series of ETF Managers Trust) as of September 30, 2018, the related statements of operations, changes in net assets, and financial highlights for the period from October 18, 2017 (commencement of operations) through September 30, 2018 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2018, and the results of its operations, changes in net assets and financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more series of the Trust since 2013.

/s/ WithumSmith+Brown, PC
New York, New York
November 29, 2018

25

AI Powered Equity ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

AI Powered Equity ETF

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for each Fund is at a premium or discount to its daily net asset value (NAV). The chart presented represents past performance and cannot be used to predict future results.

AI Powered Equity ETF	October 18, 2017* through September 30, 2018
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.0
Greater Than or equal to 0.75% And Less Than 1.00%	0	0.0
Greater Than or Equal to 0.50% And Less Than 0.75%	0	0.0
Greater Than or Equal to 0.25% And Less Than 0.50%	1	0.4
Greater Than or Equal to 0.00% And Less Than 0.25%	167	69.6
Less Than or Equal to 0.0% And Greater Than -0.25%	72	30.0
Less Than or Equal to -0.25% And Greater Than -0.50%	0	0.0
Less Than or Equal to -0.50% And Greater Than -0.75%	0	0.0
Less Than or Equal to -0.75% And Greater Than -1.00%	0	0.0
Less than -1.00%	0	0.0

*   First day of secondary market trading

26

AI Powered Equity ETF

Expense Example
Six Months Ended September 30, 2018 (Unaudited)

As a shareholder of AI Powered Equity ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 to September 30, 2018).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

AI Powered Equity ETF

				Annualized
				Expense Ratio
	Beginning	Ending		During the
	Account	Account Value	Expenses	Period April 1 –
	Value April	September 30,	Paid During	September 30,
	1, 2018	2018	the Period^	2018
Actual	$1,000.00	$1,134.60	$4.01	0.75%

Hypothetical (5% annual)	$1,000.00	$1,021.31	$3.80	0.75%

^
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/365 (to reflect the period from April 1, 2018 to September 30, 2018).

27

AI Powered Equity ETF

SUPPLEMENTARY INFORMATION
September 30, 2018 (Unaudited)

FEDERAL TAX INFORMATION (Unaudited)

Qualified Dividend Income/Dividends Received Dedumattction

For the fiscal year ended September 30, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	QDI
AI Powered Equity ETF	9.77%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2018 was as follows:

Fund Name	DRD
AI Powered Equity ETF	9.77%

Short Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for the Fund was as follows:

Fund Name	Short-Term Capital Gain
AI Powered Equity ETF	3.54%

28

AI Powered Equity ETF

SUPPLEMENTARY INFORMATION
September 30, 2018 (Unaudited) (Continued)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Funds’ portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov. The Fund’s portfolio holdings are posted on the Fund’s website at www.AIEQetf.com daily.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.AIEQetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.AIEQetf.com. Read the prospectus carefully before investing.

29

AI Powered Equity ETF

SUPPLEMENTARY INFORMATION
September 30, 2018 (Unaudited) (Continued)

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee* and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group, LLC (since 2013); Chief Executive Officer (since 2016), ETF Managers Group, LLC; Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014); Chief Executive Officer (2012–2016) and Chief Compliance Officer (2012– 2014), Factor Advisors, LLC (investment adviser); President and Chief Executive Officer, Factor Capital Management LLC (2012– 2014) (commodity pool operator).	10	None
Reshma J. Amin (1978)	Chief Compliance Officer (since 2016)	Chief Compliance Officer, ETF Managers Group LLC (since 2016); Partner, Crow & Cushing (law firm) (2007–2016).	n/a	n/a
John A. Flanagan (1946)	Treasurer (since 2015)
President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Principal Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2014); Chief Financial Officer, Macromarkets LLC (exchange traded funds) (2007–2010)
			n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

30

AI Powered Equity ETF

SUPPLEMENTARY INFORMATION
September 30, 2018 (Unaudited) (Continued)

Board of Trustees (Continued)

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Jared Chase (1955)	Trustee (since 2018)	Chairman, State Street Global Alliance LLC, State Street Corporation (2007- 2012); Head of Global Treasury, Liability Management, Money Markets & Derivatives, State Street Corporation (2004-2007)	10	None
Terry Loebs (1963)	Trustee (since 2014)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006–2011).	10	None

31

AI Powered Equity ETF

SUPPLEMENTARY INFORMATION
September 30, 2018 (Unaudited) (Continued)

ETF MANAGERS TRUST

Privacy Policy and Procedures

ETF Managers Trust, (the “Trust”) has adopted the following privacy policies in order to safeguard the personal information of the Trust’s customers and consumers in accordance with Regulation S-P as promulgated by the U.S. Securities and Exchange Commission.

Trust officers are responsible for ensuring that the following policies and procedures are implemented:

1) The Trust is committed to protecting the confidentiality and security of the information they collect and will handle personal customer and consumer information only in accordance with Regulation S-P and any other applicable laws, rules and regulations(1). The Trust will ensure: (a) the security and confidentiality of customer records and information; (b) that customer records and information are protected from any anticipated threats and hazards; and (c) that customer records and information are protected from unauthorized access or use.

2) The Trust conducts its business affairs through its trustees, officers and third parties that provide services pursuant to agreements with the Trust. The Trust has no employees. It is anticipated that the trustees and officers of the Trust who are not employees of service providers of the Trust will not have access to customer records and information in the performance of their normal responsibilities for the Trust.

3) The Trust may share customer information with its affiliates, subject to the customers’ right to prohibit such sharing.

4) The Trust may share customer information with unaffiliated third parties only in accordance with the requirements of Regulation S-P. Pursuant to this policy, the Trust will not share customer information with unaffiliated third parties other than as permitted by law, unless authorized to do so by the customer.

Consistent with these policies, the Trust has adopted the following procedures:

1) The Trust will determine that the policies and procedures of its affiliates and Service Providers are reasonably designed to safeguard customer information and only permit appropriate and authorized access to and use of customer information through the application of appropriate administrative, technical and physical protections.

2) The Trust will direct each of its Service Providers to adhere to the privacy policy of the Trust and to its privacy policies with respect to all customer information of the Trust and to take all actions reasonably necessary so that the Trust is in compliance with the provisions of Regulation S-P, including, as applicable, the development and delivery of privacy notices and the maintenance of appropriate and adequate records.

3) The Trust requires its Service Providers to provide periodic reports to the Trust’s Board of Trustees outlining their privacy policies and the implementation of such policies. Each Service Provider is required to promptly report to the Trust’s Board any material changes to its privacy policy before, or promptly after, the adoption of such changes

(1)	Generally, the Funds have institutional clients which are not considered “customers” for purposes of regulation S-P.

32

Advisor
ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Distributor
ETFMG Financial, Inc.
30 Maple Street, Suite 2, Summit, NJ 07901

Custodian
U.S. Bank National Association Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services
615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

Annual Report
September 30, 2018

Rogers AI Global Macro ETF
Ticker: BIKR

The fund is a series of ETF Managers Trust.

Rogers AI Global Macro ETF

Rogers AI Global Macro ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Rogers AI Global Macro Exchange-Traded Fund (“BIKR” or the “Fund”). The following information pertains to the fiscal period from the Fund’s inception, June 21, 2018, to September 30, 2018.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Rogers AI Global Macro Index (the “Index”). The Index comprises single country ETFs and a short term U.S. Treasury ETF.

Over the period, the total return for the Fund was -0.16%, while the total return for the Index was .75%. The difference was primarily attributable to Fund expenses that are not a part of the Index. The best performers on the basis of contribution to return were the iShares MSCI Mexico ETF and the iShares MSCI Brazil ETF, while the worst performers were the Global X MSCI Argentina ETF and iShares MSCI Netherlands ETF.

We thank you for your interest in the Fund. You can find further details about BIKR by visiting www.bikretf.com, or by calling 1-844-ETF-MGRS (1-844-383-6477).

Sincerely,
Samuel Masucci III
Chairman of the Board

Samuel Masucci III is a registered representative of ETFMG Financial, LLC.
2

Rogers AI Global Macro ETF
Growth of $10,000 (Unaudited)

Cumulative Returns	Since Inception	Value of $10,000
Period Ended September 30, 2018	(6/21/2018)	at 9/30/2018
Rogers AI Global Macro ETF (NAV)	-0.16%	$9,984
Rogers AI Global Macro ETF (Market)	-0.04%	9,996
S&P 500 Index	5.84%	10,584
Rogers AI Global Macro Index	0.75%	8,677

Total Fund Operating Expenses[1]		0.75%

1. The expense ratio is taken from the Fund’s most recent prospectus dated June 8, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on June 21, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The index returns do not reflect fees or expenses and are not available for direct investment.
3

Rogers AI Global Macro ETF

Top Ten Holdings (Unaudited)*
		% of Total
	Security	Investments
1	iShares 1-3 Year Treasury Bond ETF	23.88%
2	iShares MSCI Brazil ETF	4.03%
3	iShares China Large-Cap ETF	3.61%
4	iShares MSCI Canada ETF	2.91%
5	iShares MSCI Mexico ETF	2.85%
6	iShares MSCI Malaysia ETF	2.84%
7	iShares Core S&P Total US Stock Market ETF	2.68%
8	Global X MSCI Greece ETF	2.24%
9	Global X MSCI Nigeria ETF	2.24%
10	Global X MSCI Pakistan ETF	1.98%

	Top Ten Holdings = 49.27% of Total Investments
	* Current Fund holdings may not be indicative of future Fund holdings.

4

Rogers AI Global Macro ETF

Important Disclosures and Key Risks Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

The Rogers AI Global Macro ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Rogers AI Global Macro Index.

The Fund will incur higher and duplicative expenses when it invests in other investment companies such as ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies.

To the extent the Fund invests a significant portion of its assets, directly or indirectly, in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks.

The Fund relies heavily on proprietary quantitative models as well as information and data supplied by third parties. Models may have aspects that are predictive in nature. The use of predictive models has inherent risks.
5

Rogers AI Global Macro ETF

PORTFOLIO ALLOCATIONS
As of September 30, 2018 (Unaudited)

Rogers AI Global Macro ETF
As a percent of Net Assets:
United States	99.7%
Short-Term and other Net Assets (Liabilities)	0.3
100%
6

Rogers AI Global Macro ETF

Schedule of Investments
September 30, 2018

	Shares	Value
Investment Companies – 99.7%
EXCHANGE TRADED FUNDS - 99.7%
Global X MSCI Argentina ETF	577	$15,360
Global X MSCI Colombia ETF	2,779	27,790
Global X MSCI Greece ETF	18,109	150,124
Global X MSCI Nigeria ETF	8,302	149,851
Global X MSCI Norway ETF	3,746	57,014
Global X MSCI Pakistan ETF	12,488	132,498
Global X MSCI Portugal ETF	5,292	64,351
iShares 1-3 Year Treasury Bond ETF(b)	19,227	1,597,570
iShares China Large-Cap ETF	5,635	241,291
iShares Core S&P Total US Stock Market ETF	2,692	179,368
iShares MSCI Australia ETF(b)	1,191	26,345
iShares MSCI Austria ETF	5,127	117,306
iShares MSCI Belgium ETF	1,905	36,519
iShares MSCI Brazil ETF(b)	7,996	269,705
iShares MSCI Canada ETF	6,770	194,841
iShares MSCI Chile ETF	1,546	70,049
iShares MSCI Denmark ETF	899	58,048
iShares MSCI Finland ETF	1,209	50,149
iShares MSCI France ETF	898	28,188
iShares MSCI Germany ETF	1,588	47,227
iShares MSCI Hong Kong ETF	2,045	48,916
iShares MSCI India ETF	465	15,099
iShares MSCI Indonesia ETF	1,259	28,919
iShares MSCI Ireland ETF	2,156	96,794
iShares MSCI Israel ETF	1,244	69,676
iShares MSCI Italy ETF	2,208	61,073
iShares MSCI Japan ETF	397	23,911
iShares MSCI Malaysia ETF	5,877	190,121
iShares MSCI Mexico ETF(b)	3,720	190,576
iShares MSCI Netherlands ETF	1,190	35,926
iShares MSCI New Zealand ETF	1,576	76,594
iShares MSCI Peru ETF	478	17,648
iShares MSCI Philippines ETF	264	7,933
iShares MSCI Poland ETF	1,293	30,851
iShares MSCI Russia ETF	1,011	35,577
iShares MSCI Singapore ETF	1,401	34,002
iShares MSCI South Korea ETF	777	53,046
iShares MSCI Spain ETF	3,422	101,325
iShares MSCI Sweden ETF	1,012	33,214
iShares MSCI Switzerland ETF(b)	900	31,221
iShares MSCI Taiwan ETF	3,195	120,452
iShares MSCI Thailand ETF	918	86,567
iShares MSCI Turkey ETF(b)	1,996	47,525
iShares MSCI United Kingdom ETF	830	28,320
TOTAL EXCHANGE TRADED FUNDS (Cost $4,964,404)		4,978,880

The accompanying notes are an integral part of these financial statements.
7

Rogers AI Global Macro ETF

Schedule of Investments
September 30, 2018 (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 1.90%(a)	17,628	$17,628
TOTAL SHORT-TERM INVESTMENTS (Cost $17,628)		17,628

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 33.9%
Mount Vernon Liquid Assets Portfolio, LLC, 2.31%(a)		1,693,660
TOTAL INVESTMENTS PURCHASED WITH SECURITIES
LENDING COLLATERAL (Cost 1,693,660)		1,693,660

Total Investments (Cost $6,675,692) - 134.0%		6,690,168
Liabilities in Excess of Other Assets - (34.0)%		(1,698,633)
TOTAL NET ASSETS - 100.0%		$4,991,535

Percentages are stated as a percent of net assets.

(a)   The rate quoted is the annualized seven-day yield at September 30, 2018.
(b)   All or a portion of this security is out on loan as of September 30, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

The accompanying notes are an integral part of these financial statements.
8

Rogers AI Global Macro ETF

STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2018

Rogers AI Global Macro ETF
ASSETS
Investments in securities, at value*	$6,690,168
Receivables:
Dividends and interest receivable	823
Securities lending income receivable	686
Receivable for investments sold	1,042,307
Total Assets	7,733,984

LIABILITIES
Collateral received for securities loaned (Note 7)	1,693,660
Payables:
Payable for investments purchased	1,045,731
Management fees payable	3,058
Total Liabilities	2,742,449
Net Assets	$4,991,535

NET ASSETS CONSIST OF:
Paid-in Capital	$5,013,686
Total Distributable Earnings	(22,151)
Net Assets	$4,991,535

*Identified Cost:
Investments in securities	$6,675,692

Shares Outstanding^	200,000
Net Asset Value, Offering and Redemption Price per Share	$24.96

^	No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.
9

Rogers AI Global Macro ETF

STATEMENT OF OPERATIONS
For the Period Ended September 30, 2018

Rogers AI Global Macro ETF [1]
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities	$6,421
Interest	21
Securities lending income	1,188
Total Investment Income	7,630

Expenses:
Management fees	7,949
Total Expenses	7,949
Net Investment Loss	(319)

REALIZED & UNREALIZED LOSS ON INVESTMENTS
Net Realized Loss on:
Unaffiliated investments	(36,627)
Net Realized Loss on Investments and Foreign Currency	(36,627)
Net Change in Unrealized Appreciation of:
Unaffiliated investments	14,476
Net Change in Unrealized Appreciation of Investments and Foreign Currency	14,476
Net Realized and Unrealized Loss on Investments	(22,151)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(22,470)

[1]	Fund commenced operations on June 21, 2018. The information presented is for the period from June 21, 2018 to September 30, 2018.

The accompanying notes are an integral part of these financial statements.
10

Rogers AI Global Macro ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended September 30, 2018 [1]
OPERATIONS
Net investment loss	$(319)
Net realized loss on investments	(36,627)
Net change in unrealized appreciation of investments	14,476
Net decrease in net assets resulting from operations	(22,470)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares(a)	5,014,005
Net increase in net assets	4,991,535

NET ASSETS
Beginning of Period	—
End of Period	$4,991,535

(a) Summary of share transactions is as follows:

	Period Ended September 30, 2018(1)
	Shares	Amount
Shares Sold	200,000	$5,014,005
Shares Redeemed	—	—
	200,000	$5,014,005
Beginning Shares	—
Ending Shares	200,000

[1]	Fund commenced operations on June 21, 2018. The information presented is for the period from June 21, 2018 to September 30, 2018.

The accompanying notes are an integral part of these financial statements.
11

Rogers AI Global Macro ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

Period Ended September 30, 2018 [1]

Net Asset Value, Beginning of Period	$25.00
Loss from Investment Operations:
Net investment income	—
Net realized and unrealized loss on investments	(0.04)
Total from investment operations	(0.04)
Less Distributions:
Distributions from net investment income	—
Net asset value, end of period	$24.96
Total Return	-0.16%[2]

Ratios/Supplemental Data:
Net assets at end of period (000's)	$4,992

Expenses to Average Net Assets	0.75%[3]
Net Investment Loss to Average Net Assets	-0.03%[3]
Portfolio Turnover Rate	93%[2]

[1]	Commencement of operations on June 21, 2018.
[2]	Not annualized.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.
12

Rogers AI Global Macro ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018

NOTE 1 – ORGANIZATION

Rogers AI Global Macro ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Rogers AI Global Macro Index (the “Index”).  The Fund commenced operations on June 21, 2018.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the statements of changes in net assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying Fund’s operations and policies, please refer to those Fund’s semiannual and annual reports, which are filed with the SEC.
13

Rogers AI Global Macro ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2018, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1  Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3  Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

14

 Rogers AI Global Macro ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

   The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2018:

Rogers AI Global Macro ETF

Assets^	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$4,978,880	$—	$—	$4,978,880

Short-Term Investments	17,628	—	—	17,628
Investments Purchased with Securities Lending Collateral*	—	—	—	1,693,660

Total Investments in Securities	$4,996,508	$—	$—	$6,690,168

For further information regarding security characteristics, see the Schedule of Investments.

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2018 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of September 30, 2018, management has reviewed the tax positions for open periods (for Federal purposes, three years from the date of filing and for state purposes, four years from the date of filing), as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

15

Rogers AI Global Macro ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

D.
Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid for the Fund on a quarterly basis.  Net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – RISK FACTORS
Investing in the Rogers AI Global Macro ETF may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Emerging Markets Securities Risk. The Fund’s investments may expose the Fund’s portfolio to the risks of investing in emerging markets. Investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets. In addition, less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.
16

 Rogers AI Global Macro ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

Fixed Income Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. The value of the Fund’s direct or indirect investments in fixed income securities may be affected by the inability of issuers to repay principal and interest or illiquidity in debt securities markets.

Fixed-Income Instruments Risks. Changes in interest rates generally will cause the value of fixed-income instruments held by the Fund to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change. Fixed-income instruments that are fixed-rate are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. The Fund may invest in short-term securities that, when interest rates decline, affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow.

Market Trading Risk. An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Models and Data Risk. The Fund relies heavily on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.

New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Other Investment Companies Risk. The Fund will incur higher and duplicative expenses when it invests in other investment companies such as ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.
17

Rogers AI Global Macro ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-today operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency,  custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee. For services provided the Fund pays the Advisor at an annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.75% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with ETFMG Financial, LLC (the “Sponsor”). The sponsor provides marketing support for the Funds, including distributing marketing materials related to the Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. Additionally, the Sponsor is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider. Ocean Capital Advisors, LLC serves as the index provider for the Fund.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”), provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s daily average net assets. For the period ended September 30, 2018, the Fund did not incur any 12b-1 expenses.
18

Rogers AI Global Macro ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

NOTE 6 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended September 30, 2018:

	Purchases	Sales
Rogers AI Global Macro ETF	$3,535,078	$3,452,873

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended September 30, 2018:

	Purchases In-Kind	Sales In-Kind
Rogers AI Global Macro ETF	$4,918,826	$—

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the period ended September 30, 2018.

NOTE 7 – SECURITIES LENDING

The Fund may lend up to 331/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.
19

Rogers AI Global Macro ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

As of September 30, 2018, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan and Collateral Received

	Values of	Fund
	Securities	Collateral
Fund	on Loan	Received*
Rogers AI Global Macro ETF	$1,655,174	$1,693,660

*
The cash collateral received was invested in the Mount Vernon Liquid Assests Portfolio as shown on the Schedule of Investments, an investment with an overnight and continuous maturity, as shown on the Schedule of Investments.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings and cost basis of investments for federal income tax purposes at September 30, 2018 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation (Appreciation)
Rogers AI Global Macro ETF	$6,693,518	$55,968	$(59,318)	$(3,350)

Undistributed Ordinary Income	Undistributed Long-term Gain	Total Distributable Earnings	Other Accumulated Loss	Undistributed Long-term Gain	Total Accumulated Gain (Loss)
$—	$—	$—	$(18,801)	$—	$(22,151)

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2018, the Fund had accumulated capital loss carryovers of:

	Capital Loss Carryforward ST	Capital Loss Carryforward LT	Expires
Rogers AI Global Macro ETF	$18,801	$—	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.  The Fund had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ended September 30, 2018.

	Late Year Ordinary Loss	Post-October Capital Loss
Rogers AI Global Macro ETF	$—	$—
20

Rogers AI Global Macro ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Continued)

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the fiscal year ended September 30, 2018, the following table shows the reclassifications made:

	Undistributed Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid-In Capital
Rogers AI Global Macro ETF	$319	$—	$(319)

The Fund did not pay out any ordinary income or capital gains during the period ended September 30, 2018.

NOTE 9 – LEGAL MATTERS

The Trust, the trustees of the Trust, the Adviser and certain officers of the Adviser are defendants in an action filed May 2, 2017 in the Superior Court of New Jersey captioned PureShares, LLC d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. C-63-17.  The PureShares action alleges claims based on disputes arising out of contractual relationships with the Adviser.  The action seeks damages in unspecified amounts and injunctive relief based on breach of contract, wrongful termination, and several other theories.  At the outset of the litigation, and again a few weeks later, plaintiffs sought temporary injunctive relief.  Both motions were denied, and the matter is now proceeding through pretrial discovery.  The defendants believe the lawsuit is without merit and intend to vigorously defend themselves against the allegations.

The Adviser, its parent, Exchange Traded Managers Group, LLC and its chief executive officer are defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17-cv-08252.   This action arises out of related facts and circumstances in the New Jersey litigation and asserts claims for breach of contract, wrongful termination and certain other theories with respect to the same exchange traded Fund discussed above. The defendants in the Southern District actions believe the lawsuit is without merit and intend to vigorously defend themselves against the allegations and to assert counterclaims against NASDAQ for breaches of its duties under the related index license agreement and various other agreements.  Management of the Trust and the Fund, after consultation with legal counsel, believes that the resolution of these matters will not have a material adverse effect on the Fund’s financial statements.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.
21

Rogers AI Global Macro ETF

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of ETF Managers Trust
and the Shareholders of Rogers AI Global Macro ETF:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Rogers AI Global Macro ETF (the “Fund”) (a series of ETF Managers Trust) as of September 30, 2018 and the related statement of operations, statement of changes in net assets and financial highlights for the period from June 21, 2018 (commencement of operations) to September 30, 2018  and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, and the results of its operations, changes in net assets and financial highlights for the period from June 21, 2018 (commencement of operations) to September 30, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights.  Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.  Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian.  We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more series of the Trust since 2013.

/s/WithumSmith+Brown, PC
New York, New York
November 29, 2018
22

Rogers AI Global Macro ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Rogers AI Global Macro ETF

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for each Fund is at a premium or discount to its daily net asset value (NAV).  The chart presented represents past performance and cannot be used to predict future results.

Rogers AI Global Macro ETF	June 21, 2018* through September 30, 2018
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.0
Greater Than or equal to 0.75% And Less Than 1.00%	0	0.0
Greater Than or Equal to 0.50% And Less Than 0.75%	1	1.4
Greater Than or Equal to 0.25% And Less Than 0.50%	8	11.3
Greater Than or Equal to 0.00% And Less Than 0.25%	31	43.7
Less Than or Equal to 0.0% And Greater Than -0.25%	30	42.2
Less Than or Equal to -0.25% And Greater Than -0.50%	0	0.0
Less Than or Equal to -0.50% And Greater Than -0.75%	1	1.4
Less Than or Equal to -0.75% And Greater Than -1.00%	0	0.0
Less than -1.00%	0	0.0

*   First day of secondary market trading.
23

Rogers AI Global Macro ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended September 30, 2018 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 19, 2018, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the approval of the Investment Advisory Agreement between ETF Managers Group, LLC (the “Adviser”) and the Trust, on behalf of Rogers AI Global Macro ETF (the “Fund”) (the “Agreement”).

The Agreement must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser; (ii) comparative fee and expense data for the Fund and other similar investment companies; (iii) the extent to which economies of scale may be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects these expected economies of scale for the benefit of the Fund; and (iv) other financial benefits to the Adviser and its affiliates resulting from services to be rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at meetings held on March 28, 2018 and April 19, 2018, and throughout the year. Among other things, the Adviser provided responses to detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. Representatives of the Adviser discussed the services to be provided to the Fund, the rationale for launching the Fund, and the Fund’s proposed fees in comparison to the fees of comparable investment companies. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.  The matters discussed were also considered separately by the Independent Trustees in executive session with independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services Provided by the Adviser
The Trustees considered the scope of services to be provided under the Agreement, noting that the Adviser would be providing investment advisory services to the Fund. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund to track the performance of the underlying index; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; and implementation of Board directives as they relate to the Fund. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel, the quality of the Adviser’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that the Adviser has appropriate compliance policies and procedures in place.  The Board also considered the Adviser’s experience managing ETFs.
24

Rogers AI Global Macro ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended September 30, 2018 (Unaudited) (Continued)

The Board further considered other services to be provided to the Fund, such as overseeing the Fund’s service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

Cost of Services Provided and Economies of Scale
The Board reviewed the proposed investment advisory fee for the Fund and compared it to the total operating expenses of other funds in the industry falling within the same style category, or peer group, as the Fund, as determined by the Adviser. The Board considered the Adviser’s methodology for selecting the peer group. The Board noted that the expense ratio for the Fund was higher than the average and median expense ratios for its peer ETFs, but within the range of expense ratios of the peer group.

The Board also noted the importance of the fact that the proposed advisory fee for the Fund was a “unified fee,” meaning that the shareholders of the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board also noted that the Adviser would be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further noted that because the Fund was new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, evaluated other compensation and benefits expected to be received by the Adviser from its relationship with the Fund, including the support that the Adviser would receive from the Fund’s sponsor for paying the expenses of the Fund.

The Board noted that because the Fund was new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as the Fund’s assets grow.  The Board determined to evaluate economies of scale on an ongoing basis if the Fund achieved asset growth.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) approved the Agreement for an initial term of two years.
25

Rogers AI Global Macro ETF

Expense Example
For the Period Ended September 30, 2018 (Unaudited)

As a shareholder of Rogers AI Global Macro ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 20, 2018 to September 30, 2018).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Rogers AI Global Macro ETF
				Annualized
				Expense
				Ratio
	Beginning	Ending		During the
	Account	Account	Expenses	period
	Value	Value	Paid	April 1, 2018
	June 21,	September,	During the	– September 30,
	2018	2018	Period	2018
Actual*	$1,000.00	$998.40	$2.09	0.75%

Hypothetical (5% annual)^	$1,000.00	$1,021.31	$3.80	0.75%

*	The Fund commenced operations on June 21, 2018. The amounts shown are based on the 102 days between commencement date and the end of the period.
^
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 183/365 (to reflect the period from April 1, 2018 to September 30, 2018).

26

Rogers AI Global Macro ETF

SUPPLEMENTARY INFORMATION

FEDERAL TAX INFORMATION
(Unaudited)

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	QDI
Rogers AI Global Macro ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2018 was as follows:

Fund Name	DRD
Rogers AI Global Macro ETF	0.00%

Short Term Capital Gain
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for the Fund was as follows:

Fund Name	Short-Term Capital Gain
Rogers AI Global Macro ETF	0.00%
27

Rogers AI Global Macro ETF

SUPPLEMENTARY INFORMATION (Unaudited)
September 30, 2018

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Funds’ portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov. The Fund’s portfolio holdings are posted on the Fund’s website at www.bikretf.com daily.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.bikretf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.bikretf.com. Read the prospectus carefully before investing.
28

Rogers AI Global Macro ETF

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee* and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group, LLC (since 2013); Chief Executive Officer (since 2016), ETF Managers Group, LLC; Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014); Chief Executive Officer (2012–2016) and Chief Compliance Officer (2012– 2014), Factor Advisors, LLC (investment adviser); President and Chief Executive Officer, Factor Capital Management LLC (2012–2014) (commodity pool operator).	10	None
Reshma J. Amin (1978)	Chief Compliance Officer (since 2016)	Chief Compliance Officer, ETF Managers Group LLC (since 2016); Partner, Crow & Cushing (law firm) (2007–2016).	n/a	n/a
John A. Flanagan (1946)	Treasurer (since 2015)
President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Principal Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2014); Chief Financial Officer, Macromarkets LLC (exchange traded funds) (2007–2010)
			n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.
29

Rogers AI Global Macro ETF

Board of Trustees (Continued)

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Jared Chase (1955)	Trustee (since 2018)	Chairman, State Street Global Alliance LLC, State Street Corporation (2007-2012); Head of Global Treasury, Liability Management, Money Markets & Derivatives, State Street Corporation (2004-2007)	10	None
Terry Loebs (1963)	Trustee (since 2014)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006–2011).	10	None

30

ETF MANAGERS TRUST

Privacy Policy and Procedures

ETF Managers Trust, (the “Trust”) has adopted the following privacy policies in order to safeguard the personal information of the Trust’s customers and consumers in accordance with Regulation S-P as promulgated by the U.S. Securities and Exchange Commission.

Trust officers are responsible for ensuring that the following policies and procedures are implemented:

1) The Trust is committed to protecting the confidentiality and security of the information they collect and will handle personal customer and consumer information only in accordance with Regulation S-P and any other applicable laws, rules and regulations1.  The Trust will ensure: (a) the security and confidentiality of customer records and information; (b) that customer records and information are protected from any anticipated threats and hazards; and (c) that customer records and information are protected from unauthorized access or use.

2) The Trust conducts its business affairs through its trustees, officers and third parties that provide services pursuant to agreements with the Trust.  The Trust has no employees.  It is anticipated that the trustees and officers of the Trust who are not employees of service providers of the Trust will not have access to customer records and information in the performance of their normal responsibilities for the Trust.

3) The Trust may share customer information with its affiliates, subject to the customers’ right to prohibit such sharing.

4) The Trust may share customer information with unaffiliated third parties only in accordance with the requirements of Regulation S-P.  Pursuant to this policy, the Trust will not share customer information with unaffiliated third parties other than as permitted by law, unless authorized to do so by the customer.

Consistent with these policies, the Trust has adopted the following procedures:

1) The Trust will determine that the policies and procedures of its affiliates and Service Providers are reasonably designed to safeguard customer information and only permit appropriate and authorized access to and use of customer information through the application of appropriate administrative, technical and physical protections.

2) The Trust will direct each of its Service Providers to adhere to the privacy policy of the Trust and to its privacy policies with respect to all customer information of the Trust and to take all actions reasonably necessary so that the Trust is in compliance with the provisions of Regulation S-P, including, as applicable, the development and delivery of privacy notices and the maintenance of appropriate and adequate records.

3) The Trust requires its Service Providers to provide periodic reports to the Trust’s Board of Trustees outlining their privacy policies and the implementation of such policies.  Each Service Provider is required to promptly report to the Trust’s Board any material changes to its privacy policy before, or promptly after, the adoption of such changes.

(1)  Generally, the Funds have institutional clients which are not considered “customers” for purposes of regulation S-P.
31

Advisor
ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Distributor
ETFMG Financial, Inc.
30 Maple Street, Suite 2, Summit, NJ 07901

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services
615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is filed herewith

Item 3. Audit Committee Financial Expert.

The Board believes that the collective knowledge and experience of the members of the audit committee enable the committee to provide appropriate oversight given the Trust's level of financial complexity. In addition, the Board notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2018	FYE 9/30/2017
Audit Fees	$206,500	$194,500
Audit-Related Fees	N/A	N/A
Tax Fees	$40,000	$32,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by WithumSmith+Brown, PC applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2018	FYE 9/30/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 9/30/2018	FYE 9/30/2017
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer/Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Managers Trust

By (Signature and Title /s/ Samuel Masucci III
          Samuel Masucci III, Principal Executive Officer

Date             12/6/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel Masucci III
         Samuel Masucci III, Principal Executive Officer

Date           12/6/2018

By (Signature and Title)* /s/ John Flanagan
  John Flanagan, Principal Financial Officer/Treasurer

Date         12/6/2018

* Print the name and title of each signing officer under his or her signature.